UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.7%)
*	AMC Networks, Inc. - Class A	60,670	3,544
	Comcast Corp. - Class A	364,290	19,592
	Delphi Automotive PLC	97,960	6,009
*	Dollar General Corp.	113,400	6,930
	The Home Depot, Inc.	202,260	18,555
	The Interpublic Group of Cos., Inc.	429,810	7,874
	Las Vegas Sands Corp.	111,280	6,923
*	Michael Kors Holdings, Ltd.	81,300	5,804
*	Netflix, Inc.	18,530	8,360
	NIKE, Inc. - Class B	146,070	13,029
*	Priceline.com, Inc.	11,619	13,462
	PVH Corp.	89,830	10,883
*	Ulta Salon, Cosmetics & Fragrance, Inc.	69,980	8,270
*	Under Armour, Inc.	71,510	4,941
	Viacom, Inc. - Class B	127,530	9,812

	Total		143,988

	Consumer Staples (10.3%)
	Coca-Cola Enterprises, Inc.	253,410	11,241
	Colgate-Palmolive Co.	207,980	13,565
	Costco Wholesale Corp.	110,790	13,884
	CVS Caremark Corp.	124,790	9,932
	The Estee Lauder Cos., Inc. - Class A	83,420	6,233
	Mondelez International, Inc.	281,670	9,652
	PepsiCo, Inc.	258,560	24,069

	Total		88,576

	Energy (5.7%)
	EOG Resources, Inc.	142,900	14,150
	Halliburton Co.	217,320	14,019
	Schlumberger, Ltd.	209,360	21,290

	Total		49,459

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Financials (5.7%)
	American Express Co.	139,260	12,191
	Ameriprise Financial, Inc.	86,660	10,692
	BlackRock, Inc.	30,910	10,148
	Discover Financial Services	115,530	7,439
	Intercontinental Exchange, Inc.	46,010	8,974

	Total		49,444

	Health Care (16.2%)
*	Actavis PLC	57,783	13,942
*	Alexion Pharmaceuticals, Inc.	62,990	10,445
*	Biogen Idec, Inc.	38,440	12,716
	Bristol-Myers Squibb Co.	144,090	7,374
*	Celgene Corp.	144,040	13,652
*	Gilead Sciences, Inc.	219,160	23,330
*	Illumina, Inc.	60,660	9,943
	McKesson Corp.	68,710	13,376
	Perrigo Co. PLC	49,750	7,472
*	Regeneron Pharmaceuticals, Inc.	20,780	7,492
	UnitedHealth Group, Inc.	104,960	9,053
*	Vertex Pharmaceuticals, Inc.	102,520	11,514

	Total		140,309

	Industrials (10.0%)
	Cummins, Inc.	76,890	10,148
	Danaher Corp.	129,240	9,820
	FedEx Corp.	58,430	9,434
	Fluor Corp.	117,320	7,836
	Honeywell International, Inc.	181,930	16,941
	Precision Castparts Corp.	54,720	12,962
	Raytheon Co.	86,320	8,772
	Tyco International, Ltd.	234,990	10,473

	Total		86,386

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (29.4%)
	Accenture PLC - Class A	93,590	7,611
*	Adobe Systems, Inc.	130,390	9,022
*	Akamai Technologies, Inc.	70,900	4,240
	Apple, Inc.	523,180	52,710
*	Cognizant Technology Solutions Corp. - Class A	175,590	7,861
	EMC Corp.	390,970	11,440
*	Facebook, Inc. - Class A	258,710	20,448
*	Google, Inc. - Class A	31,610	18,600
*	Google, Inc. - Class C	31,610	18,250
	Intuit, Inc.	160,490	14,067
	Juniper Networks, Inc.	444,900	9,854
*	LinkedIn Corp. - Class A	39,950	8,301
	Microsoft Corp.	617,490	28,627
*	Salesforce.com, Inc.	215,550	12,401
	SanDisk Corp.	115,130	11,277
	Visa, Inc. - Class A	92,830	19,807

	Total		254,516

	Materials (3.9%)
	The Dow Chemical Co.	188,630	9,892
	Martin Marietta Materials, Inc.	66,060	8,518
	Praxair, Inc.	118,520	15,289

	Total		33,699

	Total Common Stocks
	(Cost: $678,447)		846,377

	Total Investments (97.9%)
	(Cost: $678,447)(a)		846,377

	Other Assets, Less
	Liabilities (2.1%)		17,943

	Net Assets (100.0%)		864,320

Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $678,447 and the net unrealized appreciation of investments based on that cost was $167,930 which is comprised of $173,412 aggregate gross unrealized appreciation and $5,482 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$846,377	$-	$-
Total	$846,377	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (24.2%)
*	Amazon.com, Inc.	67,104	21,637
	Comcast Corp. - Class A	310,420	16,694
	Delphi Automotive PLC	336,260	20,626
	Lowe’s Cos., Inc.	465,229	24,620
	Marriott International, Inc. - Class A	193,305	13,512
*	MGM Resorts International	363,486	8,280
*	Panera Bread Co. - Class A	33,415	5,437
*	Priceline.com, Inc.	11,713	13,571
	Starbucks Corp.	196,921	14,860
	The TJX Cos., Inc.	230,328	13,629
	Twenty-First Century Fox, Inc.	292,710	10,037

	Total		162,903

	Financials (10.5%)
	Aon PLC	194,316	17,036
	Crown Castle International Corp.	169,219	13,627
*	E*TRADE Financial Corp.	320,068	7,230
	Intercontinental Exchange, Inc.	71,011	13,851
	U.S. Bancorp	461,931	19,323

	Total		71,067

	Health Care (20.2%)
*	athenahealth, Inc.	47,466	6,251
*	Biogen Idec, Inc.	43,583	14,418
*	Celgene Corp.	262,388	24,869
*	Endo International PLC	335,527	22,930
*	Gilead Sciences, Inc.	132,314	14,085
*	Pharmacyclics, Inc.	82,241	9,657
*	Valeant Pharmaceuticals International, Inc.	179,421	23,540
	Zoetis, Inc.	551,482	20,377

	Total		136,127

	Industrials (12.6%)
	Canadian Pacific Railway, Ltd.	133,160	27,627
	Kansas City Southern	87,662	10,624
	Nielson NV	309,882	13,737
	Precision Castparts Corp.	140,239	33,220

	Total		85,208

	Information Technology (22.7%)
*	Alibaba Group Holding, Ltd., ADR	130,492	11,594
	Amphenol Corp. - Class A	96,692	9,656
	ARM Holdings PLC, ADR	326,927	14,283
*	CoStar Group, Inc.	70,414	10,952
*	Google, Inc. - Class C	60,568	34,970
*	LinkedIn Corp. - Class A	51,925	10,789
	MasterCard, Inc. - Class A	274,266	20,274

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	NetSuite, Inc.	58,318	5,222
*	Salesforce.com, Inc.	427,155	24,574
*	Yahoo!, Inc.	265,031	10,800

	Total		153,114

	Materials (2.1%)
	Monsanto Co.	124,674	14,027

	Total		14,027

	Telecommunication Services (0.9%)
*	T-Mobile US, Inc.	206,099	5,950

	Total		5,950

	Total Common Stocks
	(Cost: $527,389)		628,396

Foreign Common Stocks (3.7%)	Country

Information Technology (1.9%)
Tencent Holdings, Ltd.	Cayman Islands	859,000	12,787

Total			12,787

Telecommunication Services (1.8%)
Iliad SA	France	57,416	12,053

Total			12,053

Total Foreign Common Stocks
(Cost: $25,155)			24,840

Total Investments (96.9%)
(Cost: $552,544)(a)			653,236

Other Assets, Less
Liabilities (3.1%)			20,857

Net Assets (100.0%)			674,093

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $552,544 and the net unrealized appreciation of investments based on that cost was $100,692 which is comprised of $104,889 aggregate gross unrealized appreciation and $4,197 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$628,396	$-	$-
Foreign Common Stocks	-	24,840	-
Total	$628,396	$24,840	$-

For the period ended September 30, 2014, there were transfers from a Level 1 to a Level 2 in the amount of $24,840 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on September 30, 2014. These securities did not require the use of fair value procedures on June 30, 2014.

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.8%)
Comcast Corp. - Class A	119,152	6,408
McDonald’s Corp.	117,278	11,119
Target Corp.	92,553	5,801
Time Warner Cable, Inc.	22,288	3,198
Twenty-First Century Fox, Inc.	238,510	8,179
The Walt Disney Co.	94,133	8,381

Total		43,086

Consumer Staples (25.6%)
Altria Group, Inc.	286,708	13,171
Anheuser-Busch InBev NV, ADR	26,000	2,882
The Coca-Cola Co.	554,535	23,656
Diageo PLC	41,833	4,827
The Estee Lauder Cos., Inc. - Class A	115,311	8,616
Mondelez International, Inc.	144,689	4,958
Nestle SA, ADR	221,932	16,341
PepsiCo, Inc.	103,025	9,591
Philip Morris International, Inc.	286,328	23,880
The Procter & Gamble Co.	148,522	12,437
SABMiller PLC, ADR	107,053	5,948
Walgreen Co.	147,358	8,734
Wal-Mart Stores, Inc.	90,647	6,932

Total		141,973

Energy (18.7%)
Chevron Corp.	174,747	20,851
ConocoPhillips	154,170	11,797
EOG Resources, Inc.	36,822	3,646
Exxon Mobil Corp.	269,581	25,354
Imperial Oil, Ltd.	125,732	5,937
Occidental Petroleum Corp.	147,790	14,210

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Phillips 66	43,579	3,543
	Royal Dutch Shell PLC - Class A, ADR	120,227	9,153
	Total SA, ADR	143,507	9,249

	Total		103,740

	Financials (10.1%)
	ACE, Ltd.	53,944	5,657
	American Express Co.	94,017	8,230
	BlackRock, Inc.	28,303	9,292
	Franklin Resources, Inc.	158,502	8,656
	JPMorgan Chase & Co.	225,755	13,600
	State Street Corp.	58,000	4,269
	Wells Fargo & Co.	120,523	6,252

	Total		55,956

	Health Care (13.1%)
	Abbott Laboratories	210,638	8,760
	AbbVie, Inc.	171,972	9,933
*	Gilead Sciences, Inc.	64,000	6,813
	Johnson & Johnson	144,601	15,413
	Merck & Co., Inc.	75,073	4,450
	Novartis AG, ADR	71,303	6,712
	Novo Nordisk A/S, ADR	233,235	11,107
	Roche Holding AG, ADR	245,964	9,098

	Total		72,286

	Industrials (5.6%)
	Canadian Pacific Railway, Ltd.	39,854	8,268
	Caterpillar, Inc.	58,273	5,771

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
General Electric Co.	110,792	2,838
Union Pacific Corp.	30,000	3,253
United Technologies Corp.	102,676	10,843

Total		30,973

Information Technology (15.9%)
Apple, Inc.	289,089	29,126
ASML Holding N.V.	30,000	2,965
Automatic Data Processing, Inc.	86,475	7,184
Intel Corp.	170,164	5,925
International Business Machines Corp.	75,519	14,336
Oracle Corp.	162,624	6,225
Qualcomm, Inc.	122,918	9,191
Texas Instruments, Inc.	206,633	9,854
Xilinx, Inc.	83,444	3,534

Total		88,340

Materials (2.9%)
Air Products and Chemicals, Inc.	35,897	4,673
Praxair, Inc.	88,526	11,420

Total		16,093

Total Common Stocks
(Cost: $442,142)		552,447

Total Investments (99.7%)
(Cost: $442,142)(a)		552,447

Other Assets, Less
Liabilities (0.3%)		1,891

Net Assets (100.0%)		554,338

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $442,142 and the net unrealized appreciation of investments based on that cost was $110,305 which is comprised of $111,457 aggregate gross unrealized appreciation and $1,152 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$552,447	$-	$-
Total	$552,447	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (92.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.8%)
	Comcast Corp. - Class A	90,350	4,859
	Omnicom Group, Inc.	68,725	4,732
	Ross Stores, Inc.	59,850	4,524

	Total		14,115

	Consumer Staples (9.8%)
	DANONE SA, ADR	478,250	6,408
	Nestle SA, ADR	71,925	5,296
	Unilever PLC, ADR	92,025	3,856

	Total		15,560

	Energy (8.8%)
	Devon Energy Corp.	102,200	6,968
	Schlumberger, Ltd.	69,750	7,093

	Total		14,061

	Financials (20.8%)
	American Express Co.	67,925	5,946
	The Bank of New York Mellon Corp.	211,100	8,176
*	Berkshire Hathaway, Inc. - Class B	59,125	8,167
	Comerica, Inc.	123,050	6,135
	The Progressive Corp.	188,950	4,777

	Total		33,201

	Common Stocks (92.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care (9.1%)
	AmerisourceBergen Corp.	83,475	6,453
	UnitedHealth Group, Inc.	94,275	8,131

	Total		14,584

	Industrials (15.0%)
	3M Co.	43,500	6,163
	Cintas Corp.	49,775	3,514
	Expeditors International of Washington, Inc.	106,050	4,303
	Honeywell International, Inc.	56,600	5,271
	PACCAR, Inc.	81,575	4,639

	Total		23,890

	Information Technology (13.9%)
	Accenture PLC - Class A	101,975	8,293
*	eBay, Inc.	60,650	3,435
	Microsoft Corp.	128,825	5,972
	TE Connectivity, Ltd.	81,425	4,502

	Total		22,202

	Materials (5.9%)
	Potash Corp. of Saskatchewan, Inc.	270,475	9,348

	Total		9,348

	Total Common Stocks
	(Cost: $125,410)		146,961

Short-Term Investments (7.9%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (7.9%)
JPMorgan U.S. Government Money Market Fund	6,317,376	6,317
JPMorgan U.S. Treasury Plus Money Market Fund	6,317,376	6,318

Total		12,635

Total Short-Term Investments
(Cost: $12,635)		12,635

Total Investments (100.0%)
(Cost: $138,045)(a)		159,596

Other Assets, Less
Liabilities (0.0%)		(23)

Net Assets (100.0%)		159,573

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $138,045 and the net unrealized appreciation of investments based on that cost was $21,551 which is comprised of $22,656 aggregate gross unrealized appreciation and $1,105 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$146,961	$-	$-
Short-Term Investments	12,635	-	-
Total	$159,596	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.5%)
*	Amazon.com, Inc.	48,541	15,652
*	AutoNation, Inc.	10,024	504
*	AutoZone, Inc.	4,177	2,129
*	Bed Bath & Beyond, Inc.	25,875	1,703
	Best Buy Co., Inc.	37,178	1,249
	BorgWarner, Inc.	29,265	1,540
	Cablevision Systems Corp. - Class A	27,790	487
*	CarMax, Inc.	28,089	1,305
	Carnival Corp.	57,705	2,318
	CBS Corp. - Class B	62,097	3,322
*	Chipotle Mexican Grill, Inc.	3,974	2,649
	Coach, Inc.	35,186	1,253
	Comcast Corp. - Class A	331,592	17,833
	D.R. Horton, Inc.	42,494	872
	Darden Restaurants, Inc.	16,952	872
	Delphi Automotive PLC	38,389	2,355
*	DIRECTV	64,346	5,567
*	Discovery Communications, Inc.	35,011	1,305
*	Discovery Communications, Inc. - Class A	18,957	717
*	Dollar General Corp.	38,872	2,375
*	Dollar Tree, Inc.	26,345	1,477
	Expedia, Inc.	12,710	1,114
	Family Dollar Stores, Inc.	12,264	947
	Ford Motor Co.	496,916	7,349
*	Fossil Group, Inc.	5,965	560
	GameStop Corp. - Class A	14,435	595
	Gannett Co., Inc.	28,910	858
	The Gap, Inc.	35,101	1,463
	Garmin, Ltd.	15,547	808
	General Motors Co.	172,700	5,516
	Genuine Parts Co.	19,614	1,720
	The Goodyear Tire & Rubber Co.	35,274	797
	H&R Block, Inc.	35,245	1,093
	Harley-Davidson, Inc.	27,862	1,622
	Harman International Industries, Inc.	8,726	856
	Hasbro, Inc.	14,700	808
	The Home Depot, Inc.	172,442	15,820
	The Interpublic Group of Cos., Inc.	53,990	989
	Johnson Controls, Inc.	85,329	3,754
	Kohl’s Corp.	26,222	1,600
	L Brands, Inc.	31,463	2,107
	Leggett & Platt, Inc.	17,586	614
	Lennar Corp. - Class A	22,788	885
	Lowe’s Cos., Inc.	126,470	6,693
	Macy’s, Inc.	45,243	2,632
	Marriott International, Inc. - Class A	27,921	1,952

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Mattel, Inc.	43,286	1,327
	McDonald’s Corp.	125,807	11,928
*	Michael Kors Holdings, Ltd.	26,297	1,877
*	Mohawk Industries, Inc.	7,932	1,069
*	Netflix, Inc.	7,699	3,474
	Newell Rubbermaid, Inc.	35,080	1,207
*	News Corp. - Class A	63,801	1,043
	NIKE, Inc. - Class B	90,111	8,038
	Nordstrom, Inc.	18,262	1,249
	Omnicom Group, Inc.	32,179	2,216
*	O’Reilly Automotive, Inc.	13,295	1,999
	PetSmart, Inc.	12,727	892
*	Priceline.com, Inc.	6,718	7,783
	PulteGroup, Inc.	43,351	766
	PVH Corp.	10,556	1,279
	Ralph Lauren Corp.	7,775	1,281
	Ross Stores, Inc.	26,884	2,032
	Scripps Networks Interactive - Class A	13,285	1,037
	Staples, Inc.	82,536	999
	Starbucks Corp.	96,245	7,263
	Starwood Hotels & Resorts Worldwide, Inc.	24,410	2,031
	Target Corp.	81,193	5,089
	Tiffany & Co.	14,412	1,388
	Time Warner Cable, Inc.	35,696	5,122
	Time Warner, Inc.	109,523	8,237
	The TJX Cos., Inc.	88,781	5,253
	Tractor Supply Co.	17,640	1,085
*	TripAdvisor, Inc.	14,269	1,304
	Twenty-First Century Fox, Inc.	241,311	8,275
*	Under Armour, Inc.	21,314	1,473
*	Urban Outfitters, Inc.	13,081	480
	VF Corp.	44,187	2,918
	Viacom, Inc. - Class B	48,780	3,753
	The Walt Disney Co.	202,333	18,014
	Whirlpool Corp.	9,992	1,455
	Wyndham Worldwide Corp.	16,036	1,303
	Wynn Resorts, Ltd.	10,388	1,943
	Yum! Brands, Inc.	56,329	4,055

	Total		262,573

	Consumer Staples (9.4%)
	Altria Group, Inc.	254,123	11,674
	Archer-Daniels-Midland Co.	82,705	4,226
	Avon Products, Inc.	55,685	702
	Brown-Forman Corp. - Class B	20,241	1,826
	Campbell Soup Co.	22,925	980
	The Clorox Co.	16,508	1,585
	The Coca-Cola Co.	505,740	21,575

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Coca-Cola Enterprises, Inc.	28,942	1,284
	Colgate-Palmolive Co.	109,994	7,174
	ConAgra Foods, Inc.	54,131	1,789
*	Constellation Brands, Inc. - Class A	21,469	1,871
	Costco Wholesale Corp.	56,155	7,037
	CVS Health Corp.	148,381	11,810
	Dr. Pepper Snapple Group, Inc.	25,000	1,608
	The Estee Lauder Cos., Inc. - Class A	28,824	2,154
	General Mills, Inc.	78,476	3,959
	The Hershey Co.	19,117	1,824
	Hormel Foods Corp.	17,215	885
	The J.M. Smucker Co.	13,045	1,291
	Kellogg Co.	32,759	2,018
	Keurig Green Mountain, Inc.	15,607	2,031
	Kimberly-Clark Corp.	47,908	5,154
	Kraft Foods Group, Inc.	76,101	4,292
	The Kroger Co.	62,642	3,257
	Lorillard, Inc.	46,126	2,763
	McCormick & Co., Inc.	16,632	1,113
	Mead Johnson Nutrition Co.	25,902	2,492
	Molson Coors Brewing Co. - Class B	20,395	1,518
	Mondelez International, Inc.	215,999	7,401
*	Monster Beverage Corp.	18,420	1,689
	PepsiCo, Inc.	193,053	17,971
	Philip Morris International, Inc.	200,143	16,692
	The Procter & Gamble Co.	346,909	29,050
	Reynolds American, Inc.	39,480	2,329
	Safeway, Inc.	29,519	1,013
	Sysco Corp.	75,178	2,853
	Tyson Foods, Inc. - Class A	37,526	1,477
	Walgreen Co.	112,752	6,683
	Wal-Mart Stores, Inc.	202,308	15,471
	Whole Foods Market, Inc.	46,284	1,764

	Total		214,285

	Energy (9.6%)
	Anadarko Petroleum Corp.	64,825	6,576
	Apache Corp.	49,003	4,600
	Baker Hughes, Inc.	55,738	3,626
	Cabot Oil & Gas Corp.	53,464	1,748
*	Cameron International Corp.	25,996	1,726
	Chesapeake Energy Corp.	66,535	1,530
	Chevron Corp.	243,295	29,030
	Cimarex Energy Co.	11,149	1,411
	ConocoPhillips	157,535	12,055

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	CONSOL Energy, Inc.	29,490	1,116
	Denbury Resources, Inc.	45,136	678
	Devon Energy Corp.	49,270	3,359
	Diamond Offshore Drilling, Inc.	8,610	295
	Ensco PLC - Class A	29,944	1,237
	EOG Resources, Inc.	70,141	6,945
	EQT Corp.	19,411	1,777
	Exxon Mobil Corp.	546,400	51,389
*	FMC Technologies, Inc.	30,090	1,634
	Halliburton Co.	108,971	7,030
	Helmerich & Payne, Inc.	13,866	1,357
	Hess Corp.	33,512	3,161
	Kinder Morgan, Inc.	84,286	3,231
	Marathon Oil Corp.	86,416	3,248
	Marathon Petroleum Corp.	36,300	3,073
	Murphy Oil Corp.	21,386	1,217
	Nabors Industries, Ltd.	37,074	844
	National Oilwell Varco, Inc.	55,123	4,195
*	Newfield Exploration Co.	17,509	649
	Noble Corp. PLC	32,576	724
	Noble Energy, Inc.	46,155	3,155
	Occidental Petroleum Corp.	99,887	9,604
	ONEOK, Inc.	26,650	1,747
	Phillips 66	71,606	5,822
	Pioneer Natural Resources Co.	18,334	3,611
	QEP Resources, Inc.	21,228	653
	Range Resources Corp.	21,614	1,466
	Schlumberger, Ltd.	166,102	16,891
*	Southwestern Energy Co.	45,246	1,581
	Spectra Energy Corp.	85,956	3,375
	Tesoro Corp.	16,430	1,002
	Transocean, Ltd.	43,620	1,395
	Valero Energy Corp.	67,644	3,130
	The Williams Companies, Inc.	86,172	4,770

	Total		217,663

	Financials (16.1%)
	ACE, Ltd.	43,010	4,510
*	Affiliated Managers Group, Inc.	7,118	1,426
	Aflac, Inc.	58,045	3,381
	The Allstate Corp.	55,528	3,408
	American Express Co.	115,316	10,095
	American International Group, Inc.	182,815	9,876
	American Tower Corp.	50,755	4,752
	Ameriprise Financial, Inc.	23,985	2,959
	Aon PLC	37,213	3,262
	Apartment Investment & Management Co. - Class A	18,718	596

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Assurant, Inc.	9,145	588
	AvalonBay Communities, Inc.	16,808	2,369
	Bank of America Corp.	1,347,312	22,972
	The Bank of New York Mellon Corp.	144,982	5,615
	BB&T Corp.	92,194	3,431
*	Berkshire Hathaway, Inc. - Class B	233,569	32,265
	BlackRock, Inc.	16,163	5,307
	Boston Properties, Inc.	19,615	2,271
	Capital One Financial Corp.	71,917	5,870
*	CBRE Group, Inc.	35,743	1,063
	The Charles Schwab Corp.	146,950	4,319
	The Chubb Corp.	30,811	2,806
	Cincinnati Financial Corp.	18,870	888
	Citigroup, Inc.	388,436	20,129
	CME Group, Inc.	40,469	3,236
	Comerica, Inc.	23,168	1,155
	Crown Castle International Corp.	42,775	3,445
	Discover Financial Services	59,180	3,811
*	E*TRADE Financial Corp.	36,991	836
	Equity Residential	46,347	2,854
	Essex Property Trust, Inc.	8,134	1,454
	Fifth Third Bancorp	106,884	2,140
	Franklin Resources, Inc.	50,471	2,756
	General Growth Properties, Inc.	80,399	1,893
*	Genworth Financial, Inc. - Class A	63,626	834
	The Goldman Sachs Group, Inc.	52,497	9,637
	The Hartford Financial Services Group, Inc.	57,372	2,137
	HCP, Inc.	58,785	2,334
	Health Care REIT, Inc.	41,517	2,589
	Host Hotels & Resorts, Inc.	96,980	2,069
	Hudson City Bancorp, Inc.	61,648	599
	Huntington Bancshares, Inc.	104,675	1,018
	Intercontinental Exchange, Inc.	14,534	2,835
	Invesco, Ltd.	55,436	2,189
	JPMorgan Chase & Co.	481,903	29,030
	KeyCorp	112,341	1,498
	Kimco Realty Corp.	52,660	1,154
	Legg Mason, Inc.	13,058	668
	Leucadia National Corp.	40,606	968
	Lincoln National Corp.	33,449	1,792
	Loews Corp.	39,063	1,627
	M&T Bank Corp.	16,908	2,085
	The Macerich Co.	18,026	1,151
	Marsh & McLennan Cos., Inc.	69,739	3,650

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	McGraw Hill Financial, Inc.	34,708	2,931
	MetLife, Inc.	144,102	7,741
	Moody’s Corp.	23,812	2,250
	Morgan Stanley	196,208	6,783
	The NASDAQ OMX Group, Inc.	15,133	642
	Navient Corp.	53,740	952
	Northern Trust Corp.	28,373	1,930
	People’s United Financial, Inc.	39,757	575
	Plum Creek Timber Co., Inc.	22,694	885
	PNC Financial Services Group, Inc.	69,258	5,927
	Principal Financial Group, Inc.	35,020	1,837
	The Progressive Corp.	68,961	1,743
	Prologis, Inc.	64,060	2,415
	Prudential Financial, Inc.	58,936	5,183
	Public Storage	18,580	3,081
	Regions Financial Corp.	176,618	1,773
	Simon Property Group, Inc.	39,816	6,547
	State Street Corp.	54,262	3,994
	SunTrust Banks, Inc.	68,025	2,587
	T. Rowe Price Group, Inc.	33,703	2,642
	Torchmark Corp.	16,731	876
	The Travelers Cos., Inc.	43,439	4,081
	U.S. Bancorp	230,866	9,657
	Unum Group	32,645	1,122
	Ventas, Inc.	37,711	2,336
	Vornado Realty Trust	22,361	2,235
	Wells Fargo & Co.	608,652	31,571
	Weyerhaeuser Co.	67,688	2,157
	XL Group PLC	34,016	1,128
	Zions Bancorporation	25,981	755

	Total		365,938

	Health Care (13.7%)
	Abbott Laboratories	192,657	8,013
	AbbVie, Inc.	203,931	11,779
*	Actavis PLC	33,858	8,169
	Aetna, Inc.	45,432	3,680
	Agilent Technologies, Inc.	42,730	2,435
*	Alexion Pharmaceuticals, Inc.	25,344	4,203
	Allergan, Inc.	38,076	6,785
	AmerisourceBergen Corp.	27,311	2,111
	Amgen, Inc.	97,322	13,670
	Baxter International, Inc.	69,400	4,981
	Becton, Dickinson and Co.	24,578	2,797
*	Biogen Idec, Inc.	30,255	10,009
*	Boston Scientific Corp.	169,852	2,006
	Bristol-Myers Squibb Co.	212,414	10,871
	C.R. Bard, Inc.	9,563	1,365
	Cardinal Health, Inc.	43,133	3,232
*	CareFusion Corp.	25,991	1,176
*	Celgene Corp.	102,435	9,709
*	Cerner Corp.	38,890	2,317

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Cigna Corp.	33,801	3,065
	Covidien PLC	57,880	5,007
*	DaVita HealthCare Partners, Inc.	22,012	1,610
	DENTSPLY International, Inc.	18,165	828
*	Edwards Lifesciences Corp.	13,585	1,388
	Eli Lilly and Co.	125,973	8,169
*	Express Scripts Holding Co.	95,508	6,746
*	Gilead Sciences, Inc.	193,678	20,617
*	Hospira, Inc.	21,618	1,125
	Humana, Inc.	19,763	2,575
*	Intuitive Surgical, Inc.	4,606	2,127
	Johnson & Johnson	361,340	38,515
*	Laboratory Corp. of America Holdings	10,878	1,107
*	Mallinckrodt PLC	14,512	1,308
	McKesson Corp.	29,673	5,776
	Medtronic, Inc.	125,497	7,775
	Merck & Co., Inc.	369,584	21,909
*	Mylan, Inc.	47,924	2,180
	Patterson Cos., Inc.	11,087	459
	PerkinElmer, Inc.	14,467	631
	Perrigo Co. PLC	17,145	2,575
	Pfizer, Inc.	812,403	24,023
	Quest Diagnostics, Inc.	18,503	1,123
*	Regeneron Pharmaceuticals, Inc.	9,453	3,408
	St. Jude Medical, Inc.	36,476	2,193
	Stryker Corp.	38,319	3,094
*	Tenet Heathcare Corp.	12,545	745
	Thermo Fisher Scientific, Inc.	51,113	6,220
	UnitedHealth Group, Inc.	124,486	10,737
	Universal Health Services, Inc. - Class B	11,688	1,221
*	Varian Medical Systems, Inc.	13,222	1,059
*	Vertex Pharmaceuticals, Inc.	30,504	3,426
*	Waters Corp.	10,758	1,066
	WellPoint, Inc.	35,137	4,203
	Zimmer Holdings, Inc.	21,642	2,176
	Zoetis, Inc.	64,214	2,373

	Total		311,867

	Industrials (10.2%)
	3M Co.	83,019	11,762
	The ADT Corp.	22,294	791
	Allegion PLC	12,310	586
	AMETEK, Inc.	31,490	1,581
	The Boeing Co.	85,864	10,937
	C.H. Robinson Worldwide, Inc.	18,854	1,250
	Caterpillar, Inc.	80,441	7,966
	Cintas Corp.	12,378	874
	CSX Corp.	128,067	4,106

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Cummins, Inc.	21,914	2,892
	Danaher Corp.	78,102	5,934
	Deere & Co.	45,921	3,765
	Delta Air Lines, Inc.	108,007	3,904
	Dover Corp.	21,339	1,714
	The Dun & Bradstreet Corp.	4,660	547
	Eaton Corp. PLC	60,973	3,864
	Emerson Electric Co.	89,418	5,596
	Equifax, Inc.	15,602	1,166
	Expeditors International of Washington, Inc.	24,998	1,014
	Fastenal Co.	34,981	1,571
	FedEx Corp.	34,009	5,491
	Flowserve Corp.	17,528	1,236
	Fluor Corp.	20,181	1,348
	General Dynamics Corp.	40,692	5,172
	General Electric Co.	1,285,563	32,936
	Honeywell International, Inc.	100,261	9,336
	Illinois Tool Works, Inc.	46,738	3,946
	Ingersoll-Rand PLC	34,274	1,932
	Iron Mountain, Inc.	22,021	719
*	Jacobs Engineering Group, Inc.	17,048	832
	Joy Global, Inc.	12,579	686
	Kansas City Southern	14,137	1,713
	L-3 Communications Holdings, Inc.	11,048	1,314
	Lockheed Martin Corp.	34,565	6,318
	Masco Corp.	45,669	1,092
	Nielsen NV	38,979	1,728
	Norfolk Southern Corp.	39,656	4,426
	Northrop Grumman Corp.	26,642	3,510
	PACCAR, Inc.	45,454	2,585
	Pall Corp.	13,684	1,145
	Parker Hannifin Corp.	19,064	2,176
	Pentair PLC	24,671	1,616
	Pitney Bowes, Inc.	25,985	649
	Precision Castparts Corp.	18,382	4,354
*	Quanta Services, Inc.	27,776	1,008
	Raytheon Co.	39,810	4,046
	Republic Services, Inc.	32,357	1,263
	Robert Half International, Inc.	17,615	863
	Rockwell Automation, Inc.	17,664	1,941
	Rockwell Collins, Inc.	17,309	1,359
	Roper Industries, Inc.	12,817	1,875
	Ryder System, Inc.	6,799	612
	Snap-on, Inc.	7,446	902
	Southwest Airlines Co.	87,781	2,964
	Stanley Black & Decker, Inc.	20,022	1,778
*	Stericycle, Inc.	10,866	1,267
	Textron, Inc.	35,772	1,287
	Tyco International, Ltd.	56,824	2,533
	Union Pacific Corp.	114,980	12,466
	United Parcel Service, Inc. - Class B	90,120	8,858

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	United Rentals, Inc.	12,288	1,365
	United Technologies Corp.	109,003	11,511
	W.W. Grainger, Inc.	7,799	1,963
	Waste Management, Inc.	55,573	2,641
	Xylem, Inc.	23,405	831

	Total		231,413

	Information Technology (19.4%)
	Accenture PLC - Class A	80,876	6,577
*	Adobe Systems, Inc.	60,538	4,189
*	Akamai Technologies, Inc.	22,827	1,365
*	Alliance Data Systems Corp.	7,114	1,766
	Altera Corp.	39,587	1,416
	Amphenol Corp. - Class A	20,093	2,006
	Analog Devices, Inc.	40,257	1,992
	Apple, Inc.	767,177	77,293
	Applied Materials, Inc.	156,103	3,373
*	Autodesk, Inc.	29,114	1,604
	Automatic Data Processing, Inc.	61,615	5,119
	Avago Technologies, Ltd.	32,250	2,806
	Broadcom Corp. - Class A	68,905	2,785
	CA, Inc.	41,056	1,147
	Cisco Systems, Inc.	653,319	16,444
*	Citrix Systems, Inc.	21,072	1,503
*	Cognizant Technology Solutions Corp. - Class A	77,888	3,487
	Computer Sciences Corp.	18,586	1,137
	Corning, Inc.	165,409	3,199
*	eBay, Inc.	144,714	8,195
*	Electronic Arts, Inc.	40,052	1,426
	EMC Corp.	259,916	7,605
*	F5 Networks, Inc.	9,492	1,127
*	Facebook, Inc. - Class A	249,843	19,748
	Fidelity National Information Services, Inc.	36,568	2,059
*	First Solar, Inc.	9,628	634
*	Fiserv, Inc.	31,930	2,064
	FLIR Systems, Inc.	18,159	569
*	Google, Inc. - Class A	36,399	21,418
*	Google, Inc. - Class C	36,396	21,014
	Harris Corp.	13,423	891
	Hewlett-Packard Co.	239,111	8,481
	Intel Corp.	634,331	22,087
	International Business Machines Corp.	118,866	22,564
	Intuit, Inc.	36,372	3,188
	Jabil Circuit, Inc.	25,602	516
	Juniper Networks, Inc.	51,448	1,140
	KLA-Tencor Corp.	21,187	1,669
	Lam Research Corp.	20,765	1,551
	Linear Technology Corp.	30,559	1,357
	MasterCard, Inc. - Class A	126,107	9,322
	Microchip Technology, Inc.	25,676	1,213
*	Micron Technology, Inc.	137,196	4,700
	Microsoft Corp.	1,055,705	48,942

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Motorola Solutions, Inc.	28,286	1,790
	NetApp, Inc.	40,904	1,757
	NVIDIA Corp.	65,960	1,217
	Oracle Corp.	416,661	15,950
	Paychex, Inc.	41,869	1,851
	Qualcomm, Inc.	214,735	16,056
*	Red Hat, Inc.	24,227	1,360
*	Salesforce.com, Inc.	73,756	4,243
	SanDisk Corp.	28,729	2,814
	Seagate Technology PLC	41,872	2,398
	Symantec Corp.	88,464	2,080
	TE Connectivity, Ltd.	52,436	2,899
*	Teradata Corp.	19,859	832
	Texas Instruments, Inc.	136,777	6,523
	Total System Services, Inc.	21,173	656
*	VeriSign, Inc.	14,416	795
	Visa, Inc. - Class A	63,072	13,458
	Western Digital Corp.	28,183	2,743
	Western Union Co.	67,876	1,089
	Xerox Corp.	138,880	1,837
	Xilinx, Inc.	34,398	1,457
*	Yahoo!, Inc.	118,511	4,829

	Total		441,322

	Materials (3.4%)
	Air Products and Chemicals, Inc.	24,563	3,198
	Airgas, Inc.	8,594	951
	Alcoa, Inc.	150,712	2,425
	Allegheny Technologies, Inc.	13,930	517
	Avery Dennison Corp.	12,009	536
	Ball Corp.	17,737	1,122
	Bemis Co., Inc.	12,797	487
	CF Industries Holdings, Inc.	6,364	1,777
	The Dow Chemical Co.	143,810	7,541
	E.I. du Pont de Nemours and Co.	117,262	8,415
	Eastman Chemical Co.	19,107	1,546
	Ecolab, Inc.	34,550	3,967
	FMC Corp.	17,061	976
	Freeport-McMoRan, Inc.	133,125	4,347
	International Flavors & Fragrances, Inc.	10,398	997
	International Paper Co.	54,711	2,612
	LyondellBasell Industries NV - Class A	54,482	5,920
	Martin Marietta Materials, Inc.	7,888	1,017
	MeadWestvaco Corp.	21,586	884
	Monsanto Co.	67,212	7,562
	The Mosaic Co.	40,801	1,812
	Newmont Mining Corp.	63,902	1,473
	Nucor Corp.	40,851	2,217
*	Owens-Illinois, Inc.	21,120	550
	PPG Industries, Inc.	17,660	3,474
	Praxair, Inc.	37,416	4,827
	Sealed Air Corp.	27,165	947

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Materials continued
The Sherwin-Williams Co.	10,649	2,332
Sigma-Aldrich Corp.	15,243	2,073
Vulcan Materials Co.	16,773	1,010

Total		77,512

Telecommunication Services (2.4%)
AT&T, Inc.	664,440	23,415
CenturyLink, Inc.	73,051	2,987
Frontier Communications Corp.	128,392	836
Verizon Communications, Inc.	531,095	26,550
Windstream Holdings, Inc.	77,216	832

Total		54,620

Utilities (2.9%)
The AES Corp.	85,253	1,209
AGL Resources, Inc.	15,308	786
Ameren Corp.	31,087	1,192
American Electric Power Co., Inc.	62,609	3,269
CenterPoint Energy, Inc.	55,066	1,347
CMS Energy Corp.	35,230	1,045
Consolidated Edison, Inc.	37,525	2,126
Dominion Resources, Inc.	74,653	5,158
DTE Energy Co.	22,677	1,725
Duke Energy Corp.	90,617	6,775
Edison International	41,744	2,334
Entergy Corp.	23,012	1,780
Exelon Corp.	110,082	3,753
FirstEnergy Corp.	53,856	1,808
Integrys Energy Group, Inc.	10,245	664
NextEra Energy, Inc.	55,907	5,249
NiSource, Inc.	40,399	1,656
Northeast Utilities	40,484	1,793
NRG Energy, Inc.	43,268	1,319
Pepco Holdings, Inc.	32,162	861
PG&E Corp.	60,398	2,720
Pinnacle West Capital Corp.	14,146	773
PPL Corp.	85,122	2,795
Public Service Enterprise Group, Inc.	64,821	2,414
SCANA Corp.	18,200	903
Sempra Energy	29,614	3,121
The Southern Co.	114,758	5,009
TECO Energy, Inc.	29,891	520
Wisconsin Energy Corp.	28,894	1,242
Xcel Energy, Inc.	64,749	1,968

Total		67,314

Total Common Stocks
(Cost: $1,236,672)		2,244,507

Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper (1.3%)
Cox Enterprises, Inc., 0.25%, 10/2/14	5,000,000	5,000
Cvs Corp., 0.17%, 10/1/14 144A	2,300,000	2,300
Edison International, 0.22%, 10/10/14 144A	5,000,000	4,999
Enterprise Products, 0.25%, 10/7/14	5,000,000	5,000
Federal Home Loan Bank Disc Corp., 0.02%, 11/21/14	2,000,000	2,000
Time Warner Cable, Inc., 0.25%, 10/24/14	5,000,000	4,999
Xcel Energy, Inc., 0.19%, 10/8/14	5,000,000	5,000

Total		29,298

Total Short-Term Investments
(Cost: $29,298)		29,298

Total Investments (99.9%)
(Cost: $1,265,970)(a)		2,273,805

Other Assets, Less
Liabilities (0.1%)		2,188

Net Assets (100.0%)		2,275,993

Index 500 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $7,299 representing 0.3% of the net assets.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $1,265,970 and the net unrealized appreciation of investments based on that cost was $1,007,835 which is comprised of $1,061,493 aggregate gross unrealized appreciation and $53,657 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2014, $29,696)	298	12/14	$(410)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,244,507	$-	$-
Short-Term Instruments	-	29,298
Total Assets	$2,244,507	$29,298	$-
Liabilities:
Other Financial Instruments^
Futures	$(410)	$-	$-
Total Liabilities	$(410)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.4%)
	Comcast Corp. - Class A	42,710	2,297
	Delphi Automotive PLC	14,230	873
	Ford Motor Co.	175,510	2,596
	Lowe’s Cos., Inc.	46,550	2,463
	Macy’s, Inc.	42,850	2,493
	Marriott International, Inc. - Class A	14,160	990
	Target Corp.	17,590	1,102
	Time Warner Cable, Inc.	8,890	1,276
	Time Warner, Inc.	36,990	2,782
	Whirlpool Corp.	13,400	1,952

	Total		18,824

	Consumer Staples (3.7%)
	Altria Group, Inc.	27,370	1,257
	CVS Health Corp.	46,950	3,737
	The Kroger Co.	18,450	960
	PepsiCo, Inc.	8,080	752

	Total		6,706

	Energy (12.3%)
	Chevron Corp.	64,690	7,719
	Exxon Mobil Corp.	28,860	2,714
	Halliburton Co.	41,620	2,685
	National Oilwell Varco, Inc.	21,560	1,641
*	Oasis Petroleum, Inc.	28,280	1,182
	Occidental Petroleum Corp.	27,210	2,616
	Schlumberger, Ltd.	19,710	2,004
	Total SA, ADR	28,370	1,829

	Total		22,390

	Financials (31.4%)
	The Allstate Corp.	39,180	2,404
	American International Group, Inc.	37,680	2,035
	Ameriprise Financial, Inc.	19,930	2,459
	Bank of America Corp.	95,330	1,625
*	Berkshire Hathaway, Inc. - Class B	12,050	1,665
	BlackRock, Inc.	4,370	1,435
	Brixmor Property Group, Inc.	39,340	876
	Capital One Financial Corp.	33,200	2,710
	Citigroup, Inc.	62,660	3,247
	The Goldman Sachs Group, Inc.	13,510	2,480
	Invesco, Ltd.	61,660	2,434
	JPMorgan Chase & Co.	127,660	7,690
	KeyCorp	105,160	1,402
	MetLife, Inc.	46,190	2,481
	Morgan Stanley	38,480	1,330
	PNC Financial Services Group, Inc.	35,930	3,075
	Principal Financial Group, Inc.	18,654	979
	Prudential Financial, Inc.	29,290	2,576

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	State Street Corp.	21,200	1,561
*	Synchrony Financial	20,897	513
	The Travelers Cos., Inc.	19,230	1,806
	U.S. Bancorp	92,310	3,861
	Wells Fargo & Co.	122,990	6,380

	Total		57,024

	Health Care (13.3%)
	Abbott Laboratories	66,480	2,765
	Aetna, Inc.	26,050	2,110
	Amgen, Inc.	12,230	1,718
*	Catalent, Inc.	27,332	684
*	Gilead Sciences, Inc.	12,780	1,360
	Johnson & Johnson	63,080	6,724
	Medtronic, Inc.	61,970	3,839
	Merck & Co., Inc.	57,520	3,410
	WellPoint, Inc.	13,760	1,646

	Total		24,256

	Industrials (11.2%)
	Eaton Corp. PLC	22,140	1,403
	General Dynamics Corp.	1,910	243
	General Electric Co.	53,590	1,373
	Honeywell International, Inc.	29,200	2,719
	Huntington Ingalls Industries, Inc.	5,260	548
	Ingersoll-Rand PLC	54,600	3,077
	Masco Corp.	55,800	1,335
	Raytheon Co.	20,220	2,055
	Stanley Black & Decker, Inc.	18,750	1,665
	Textron, Inc.	34,450	1,240
*	United Rentals, Inc.	8,040	893
	United Technologies Corp.	36,150	3,817

	Total		20,368

	Information Technology (9.6%)
	Applied Materials, Inc.	128,630	2,780
	Cisco Systems, Inc.	33,900	853
*	Electronic Arts, Inc.	51,540	1,835
	Microchip Technology, Inc.	54,570	2,577
	Microsoft Corp.	69,890	3,240
	Oracle Corp.	78,940	3,022
	Qualcomm, Inc.	24,380	1,823
	Western Digital Corp.	13,990	1,362

	Total		17,492

	Materials (3.1%)
	The Dow Chemical Co.	45,870	2,405
	International Paper Co.	34,600	1,652
	LyondellBasell Industries NV - Class A	14,400	1,565

	Total		5,622

Large Company Value Portfolio

Common Stocks (97.7%)		Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.4%)
Verizon Communications, Inc.		16,040	802

Total			802

Utilities (2.3%)
PPL Corp.		57,820	1,899
Westar Energy, Inc.		28,340	967
Xcel Energy, Inc.		43,710	1,328

Total			4,194

Total Common Stocks
(Cost: $151,273)			177,678

Foreign Common Stocks (1.1%)	Country

Energy (1.1%)
Imperial Oil, Ltd.	Canada	43,760	2,067

Total			2,067

Total Foreign Common Stocks
(Cost: $2,146)			2,067

Short-Term Investments (1.3%)

Commercial Paper (0.7%)
Federal Farm Credit Bank, 0.00%, 10/1/14	1,158,000	1,158

Total		1,158

Money Market Funds (0.6%)
JPMorgan Money Market Fund	1,132,872	1,133

Total		1,133

Total Short-Term Investments
(Cost: $2,291)		2,291

Total Investments (100.1%)
(Cost: $155,710)(a)		182,036

Other Assets, Less
Liabilities (-0.1%)		(168)

Net Assets (100.0%)		181,868

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $155,710 and the net unrealized appreciation of investments based on that cost was $26,326 which is comprised of $27,179 aggregate gross unrealized appreciation and $853 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	HSBC Bank USA NA	CAD	82	10/14	$-	$-	$-	(m)
Sell	HSBC Bank USA NA	CAD	1,957	10/14	20	-	20
Sell	HSBC Bank USA NA	EUR	1,230	10/14	27	-	27

					$47	$-	$47

CAD — Canadian Dollar

EUR — Euro

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$177,678	$-		$-
Foreign Common Stocks	2,067	-		-
Short-Term Investments	1,133	1,158		-
Other Financial Instruments^
Forward Currency Contracts	-	47		-
Total Assets	$180,878	$1,205		$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	$-	$-	(m)	$-
Total Liabilities	$-	$-	(m)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.7%)
Johnson Controls, Inc.	368,900	16,232
Lowe’s Cos., Inc.	351,400	18,596

Total		34,828

Consumer Staples (11.8%)
Archer-Daniels-Midland Co.	370,700	18,943
CVS Caremark Corp.	234,100	18,632
Kraft Foods Group, Inc.	297,666	16,788
Mondelez International, Inc.	505,900	17,335

Total		71,698

Energy (14.3%)
Chevron Corp.	146,046	17,426
ConocoPhillips	230,700	17,653
Halliburton Co.	273,400	17,637
Marathon Oil Corp.	466,500	17,536
Occidental Petroleum Corp.	170,800	16,423

Total		86,675

Financials (12.1%)
The Allstate Corp.	300,600	18,448
The Bank of New York Mellon Corp.	508,400	19,690
BB&T Corp.	462,200	17,198
Marsh & McLennan Cos., Inc.	348,100	18,220

Total		73,556

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

Health Care (18.4%)
Baxter International, Inc.	249,500	17,907
Cardinal Health, Inc.	256,700	19,232
Johnson & Johnson	171,600	18,291
Merck & Co., Inc.	317,800	18,839
Pfizer, Inc.	629,000	18,599
Quest Diagnostics, Inc.	306,400	18,592

Total		111,460

Industrials (9.2%)
Northrop Grumman Corp.	146,500	19,303
Raytheon Co.	182,300	18,525
Waste Management, Inc.	377,900	17,962

Total		55,790

Information Technology (12.6%)
Broadcom Corp. - Class A	486,700	19,673
Cisco Systems, Inc.	739,200	18,606
Intel Corp.	584,700	20,359
Xerox Corp.	1,338,500	17,708

Total		76,346

Materials (3.1%)
E.I. du Pont de Nemours and Co.	265,600	19,059

Total		19,059

Telecommunication Services (5.9%)
AT&T, Inc.	524,200	18,473
Verizon Communications, Inc.	344,600	17,226

Total		35,699

Common Stocks (96.0%)	Shares/ $ Par	Value $ (000’s)

Utilities (2.9%)
Edison International	317,400	17,749

Total		17,749

Total Common Stocks
(Cost: $430,245)		582,860

Short-Term Investments (3.9%)

Money Market Funds (3.9%)
JPMorgan U.S. Government Money Market Fund	11,803,965	11,804
JPMorgan U.S. Treasury Plus Money Market Fund	11,803,965	11,804

Total		23,608

Total Short-Term Investments
(Cost: $23,608)		23,608

Total Investments (99.9%)
(Cost: $453,853)(a)		606,468

Other Assets, Less
Liabilities (0.1%)		694

Net Assets (100.0%)		607,162

Domestic Equity Portfolio

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $453,853 and the net unrealized appreciation of investments based on that cost was $152,615 which is comprised of $154,086 aggregate gross unrealized appreciation and $1,471 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$582,860	$-	$-
Short-Term Investments	23,608	-	-
Total	$606,468	$-	$-

Equity Income Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (89.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.0%)
	Cablevision Systems Corp. - Class A	185,800	3,253
	Carnival Corp.	164,000	6,588
	Coach, Inc.	48,200	1,716
	Comcast Corp. - Class A	68,300	3,673
	Ford Motor Co.	250,400	3,704
	General Motors Co.	119,733	3,824
	Genuine Parts Co.	49,300	4,324
	Johnson Controls, Inc.	100,900	4,440
	Kohl’s Corp.	138,700	8,465
	Macy’s, Inc.	93,900	5,463
*	Madison Square Garden, Inc. - Class A	20,150	1,332
	Mattel, Inc.	223,400	6,847
	The New York Times Co. - Class A	168,700	1,893
*	News Corp. - Class A	65,400	1,069
	Staples, Inc.	352,800	4,269
	Tiffany & Co.	4,500	433
	Time Warner, Inc.	112,800	8,484
	The Walt Disney Co.	46,200	4,113
	Whirlpool Corp.	4,700	685

	Total		74,575

	Consumer Staples (4.6%)
	Archer-Daniels-Midland Co.	159,800	8,166
	Avon Products, Inc.	259,100	3,265
	Campbell Soup Co.	135,800	5,803
	The Clorox Co.	68,200	6,550
	ConAgra Foods, Inc.	24,800	819
	McCormick & Co., Inc.	43,100	2,883
	PepsiCo, Inc.	64,100	5,967
	The Procter & Gamble Co.	12,200	1,022

	Total		34,475

	Energy (13.5%)
	Anadarko Petroleum Corp.	57,500	5,833
	Apache Corp.	151,000	14,174
	BP PLC, ADR	90,400	3,973
	Chevron Corp.	126,800	15,130
	ConocoPhillips	43,100	3,298
	CONSOL Energy, Inc.	149,600	5,664
	Diamond Offshore Drilling, Inc.	97,400	3,338
	Exxon Mobil Corp.	139,400	13,110
	Hess Corp.	100,200	9,451
	Murphy Oil Corp.	123,000	7,000
	Royal Dutch Shell PLC - Class A, ADR	145,800	11,100
	Schlumberger, Ltd.	57,600	5,857
	Talisman Energy, Inc.	358,300	3,099

	Total		101,027

	Common Stocks (89.0%)	Shares/ $ Par	Value $ (000’s)

	Financials (18.3%)
	American Express Co.	83,000	7,266
	Bank of America Corp.	732,923	12,496
	The Bank of New York Mellon Corp.	5,500	213
	The Chubb Corp.	36,300	3,306
	Digital Realty Trust, Inc.	55,100	3,437
	JPMorgan Chase & Co.	322,388	19,421
	Legg Mason, Inc.	92,300	4,722
	Loews Corp.	68,000	2,833
	Marsh & McLennan Cos., Inc.	193,700	10,138
	MetLife, Inc.	83,300	4,475
	Northern Trust Corp.	112,700	7,667
	Och-Ziff Capital Management Group - Class A	65,500	702
	PNC Financial Services Group, Inc.	125,200	10,715
	Regions Financial Corp.	254,100	2,551
	Sun Life Financial, Inc.	82,100	2,978
	SunTrust Banks, Inc.	190,800	7,256
	U.S. Bancorp	306,700	12,829
	Wells Fargo & Co.	310,800	16,121
	Weyerhaeuser Co.	184,535	5,879
	Willis Group Holdings PLC	47,900	1,983

	Total		136,988

	Health Care (6.0%)
	Bristol-Myers Squibb Co.	158,000	8,086
	Johnson & Johnson	116,100	12,375
	Merck & Co., Inc.	168,200	9,971
	Pfizer, Inc.	321,326	9,502
	Quest Diagnostics, Inc.	77,100	4,678

	Total		44,612

	Industrials (13.0%)
	The Boeing Co.	62,000	7,898
	Deere & Co.	62,500	5,124
	Eaton Corp. PLC	53,970	3,420
	Emerson Electric Co.	128,300	8,029
	General Electric Co.	795,600	20,383
	Honeywell International, Inc.	87,700	8,167
	Illinois Tool Works, Inc.	125,500	10,595
	Joy Global, Inc.	82,000	4,472
	Masco Corp.	178,800	4,277
	Stanley Black & Decker, Inc.	68,500	6,082
*	United Continental Holdings, Inc.	87,300	4,085
	United Parcel Service, Inc. - Class B	78,500	7,716
*	USG Corp.	97,400	2,677
	Xylem, Inc.	130,900	4,646

	Total		97,571

Equity Income Portfolio

	Common Stocks (89.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (9.8%)
	Analog Devices, Inc.	104,800	5,187
	Apple, Inc.	60,300	6,075
	Applied Materials, Inc.	317,700	6,866
	CA, Inc.	61,900	1,730
	Cisco Systems, Inc.	266,500	6,708
	Computer Sciences Corp.	58,600	3,584
	Corning, Inc.	313,400	6,061
*	Dell Appraisal Rights Action	347,300	4,775
	Harris Corp.	102,400	6,799
	International Business Machines Corp.	18,600	3,531
	Microsoft Corp.	154,600	7,167
	Qualcomm, Inc.	88,300	6,602
	Texas Instruments, Inc.	117,200	5,589
	Western Union Co.	161,800	2,595

	Total		73,269

	Materials (4.8%)
	E.I. du Pont de Nemours and Co.	66,400	4,765
	International Paper Co.	184,800	8,822
	MeadWestvaco Corp.	100,400	4,110
	Newmont Mining Corp.	130,000	2,997
	Nucor Corp.	126,400	6,861
	Potash Corp. of Saskatchewan, Inc.	91,800	3,173
	Vulcan Materials Co.	88,600	5,336

	Total		36,064

	Telecommunication Services (3.1%)
	AT&T, Inc.	303,735	10,704
	CenturyLink, Inc.	109,790	4,489
	Verizon Communications, Inc.	152,308	7,614

	Total		22,807

	Utilities (5.9%)
	The AES Corp.	189,700	2,690
	Duke Energy Corp.	118,700	8,875
	Entergy Corp.	99,100	7,664
	Exelon Corp.	175,500	5,983
	FirstEnergy Corp.	134,200	4,505
	NiSource, Inc.	238,700	9,782
	Xcel Energy, Inc.	148,000	4,499

	Total		43,998

	Total Common Stocks
	(Cost: $526,984)		665,386

Foreign Common Stocks (1.3%)	Country

Consumer Discretionary (0.3%)
Pearson PLC	United Kingdom	107,625	2,162

Total			2,162

Health Care (0.4%)
GlaxoSmithKline PLC	United Kingdom	154,744	3,541

Total			3,541

Foreign Common Stocks (1.3%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.6%)
Telefonica SA	Spain	203,272	3,141
Vodafone Group PLC	United Kingdom	387,997	1,279

Total			4,420

Total Foreign Common Stocks
(Cost: $11,153)			10,123

Short-Term Investments (9.7%)

Money Market Funds (9.7%)
T. Rowe Price Reserve Investment Fund	72,225,583	72,226

Total		72,226

Total Short-Term Investments
(Cost: $72,226)		72,226

Total Investments (100.0%)
(Cost: $610,363)(a)		747,735

Other Assets, Less
Liabilities (0.0%)		280

Net Assets (100.0%)		748,015

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $610,363 and the net unrealized appreciation of investments based on that cost was $137,372 which is comprised of $152,593 aggregate gross unrealized appreciation and $15,221 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks
Information Technology	68,494	$-	$4,775
All Others	592,117	-	-
Foreign Common Stocks	-	10,123	-
Short-Term Investments	72,226	-	-
Total	$732,837	$10,123	$4,775

For the period ended September 30, 2014, there were transfers from a Level 1 to a Level 2 in the amount of $10,123 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on September 30, 2014. These securities did not require the use of fair value on June 30, 2014.

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.3%)
	BorgWarner, Inc.	274,500	14,441
*	Dollar General Corp.	271,473	16,590
	Marriott International, Inc. - Class A	343,923	24,040
*	O’Reilly Automotive, Inc.	191,732	28,829
	Polaris Industries, Inc.	93,000	13,930
	Six Flags Entertainment Corp.	318,180	10,942
	Williams-Sonoma, Inc.	422,181	28,105

	Total		136,877

	Consumer Staples (8.9%)
	Church & Dwight Co., Inc.	351,131	24,635
	Keurig Green Mountain, Inc.	198,590	25,842
	Mead Johnson Nutrition Co.	270,814	26,058
*	Sprouts Farmers Market, Inc.	529,786	15,401

	Total		91,936

	Energy (4.9%)
*	Concho Resources, Inc.	92,674	11,621
*	FMC Technologies, Inc.	190,224	10,331
	Range Resources Corp.	144,365	9,789
	SM Energy Co.	143,130	11,164
*	Whiting Petroleum Corp.	100,912	7,826

	Total		50,731

	Financials (6.7%)
*	Affiliated Managers Group, Inc.	125,831	25,211
	LPL Financial Holdings, Inc.	389,601	17,941
*	Portfolio Recovery Associates, Inc.	260,517	13,607
*	Signature Bank	106,451	11,929

	Total		68,688

	Health Care (18.0%)
*	Align Technology, Inc.	234,386	12,113
*	BioMarin Pharmaceutical, Inc.	244,536	17,646
*	Catamaran Corp.	199,764	8,420
	HealthSouth Corp.	315,894	11,656
*	HMS Holdings Corp.	820,473	15,466
*	IDEXX Laboratories, Inc.	141,173	16,634
*	Mallinckrodt PLC	220,443	19,873
*	Medivation, Inc.	204,912	20,260
*	MEDNAX, Inc.	247,264	13,555
*	Sirona Dental Systems, Inc.	187,407	14,370
	Techne Corp.	174,907	16,363
	Zoetis, Inc.	520,206	19,222

	Total		185,578

	Common Stocks (97.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials (20.1%)
	AMETEK, Inc.	375,379	18,848
	Equifax, Inc.	392,814	29,359
	Fastenal Co.	399,527	17,939
	Fortune Brands Home & Security, Inc.	363,488	14,943
	Manpowergroup, Inc.	158,575	11,116
*	The Middleby Corp.	37,727	3,325
*	Old Dominion Freight Line, Inc.	345,983	24,440
	Robert Half International, Inc.	303,764	14,884
*	Stericycle, Inc.	266,901	31,110
	TransDigm Group, Inc.	94,321	17,386
*	United Rentals, Inc.	124,592	13,842
*	Verisk Analytics, Inc. -Class A	168,872	10,283

	Total		207,475

	Information Technology (19.0%)
*	Akamai Technologies, Inc.	299,646	17,919
*	ANSYS, Inc.	118,916	8,998
*	CoStar Group, Inc.	66,911	10,407
	FactSet Research Systems, Inc.	156,386	19,006
*	Gartner, Inc.	358,875	26,367
*	Genpact, Ltd.	821,379	13,405
*	Guidewire Software, Inc.	385,112	17,076
*	IPG Photonics Corp.	160,635	11,049
*	NeuStar, Inc. - Class A	394,853	9,804
*	Pandora Media, Inc.	523,093	12,638
*	Red Hat, Inc.	401,587	22,549
*	Vantiv, Inc. - Class A	848,522	26,219

	Total		195,437

	Materials (3.7%)
	Airgas, Inc.	172,229	19,057
	International Flavors & Fragrances, Inc.	201,823	19,351

	Total		38,408

	Telecommunication Services (2.4%)
*	SBA Communications Corp. - Class A	225,506	25,009

	Total		25,009

	Total Common Stocks
	(Cost: $940,105)		1,000,139

	Total Investments (97.0%)
	(Cost: $940,105)(a)		1,000,139

	Other Assets, Less
	Liabilities (3.0%)		31,003

	Net Assets (100.0%)		1,031,142

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $940,105 and the net unrealized appreciation of investments based on that cost was $60,034 which is comprised of $94,414 aggregate gross unrealized appreciation and $34,380 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,000,139	$-	$-
Total	$1,000,139	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.2%)
	Aaron’s, Inc.	25,257	614
	Abercrombie & Fitch Co. -Class A	28,008	1,018
	Advance Auto Parts, Inc.	28,639	3,732
*	AMC Networks, Inc. -Class A	23,198	1,355
	American Eagle Outfitters, Inc.	68,675	997
*	Ann, Inc.	17,953	738
*	Apollo Group, Inc. - Class A	38,320	964
*	Ascena Retail Group, Inc.	51,390	683
*	Bally Technologies, Inc.	15,038	1,214
	Big Lots, Inc.	21,997	947
	Brinker International, Inc.	25,360	1,288
	Brunswick Corp.	36,456	1,536
*	Cabela’s, Inc.	18,685	1,101
	Carter’s, Inc.	20,856	1,617
	The Cheesecake Factory, Inc.	18,081	823
	Chico’s FAS, Inc.	59,964	886
	Cinemark Holdings, Inc.	40,863	1,391
	CST Brands, Inc.	29,678	1,067
*	Deckers Outdoor Corp.	13,590	1,321
	DeVry, Inc.	22,501	963
	Dick’s Sporting Goods, Inc.	39,016	1,712
	Domino’s Pizza, Inc.	21,632	1,665
*	DreamWorks Animation SKG, Inc. - Class A	28,245	770
	Foot Locker, Inc.	56,401	3,139
	Gentex Corp.	57,380	1,536
	Graham Holdings Co.	1,728	1,209
	Guess?, Inc.	25,082	551
	Hanesbrands, Inc.	39,101	4,201
	HSN, Inc.	12,730	781
	International Game Technology	97,015	1,637
	International Speedway Corp. - Class A	10,970	347
*	J.C. Penney Co., Inc.	119,635	1,201
*	Jarden Corp.	46,789	2,812
	John Wiley & Sons, Inc. -Class A	18,413	1,033
*	Kate Spade & Co.	49,801	1,306
	KB Home	35,708	533
	Lamar Advertising Co. -Class A	31,410	1,547
*	Life Time Fitness, Inc.	14,117	712
*	Live Nation Entertainment, Inc.	56,658	1,361
*	LKQ Corp.	118,467	3,150
	M.D.C. Holdings, Inc.	15,327	388
	Meredith Corp.	14,314	613
*	Murphy USA, Inc.	16,868	895

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	The New York Times Co. -Class A	51,319	576
*	NVR, Inc.	1,564	1,767
*	Office Depot, Inc.	189,877	976
*	Panera Bread Co. -Class A	10,091	1,642
	Polaris Industries, Inc.	23,815	3,567
	Rent-A-Center, Inc.	20,742	629
	Service Corp. International	82,877	1,752
	Signet Jewelers, Ltd.	31,481	3,586
	Sotheby’s	24,097	861
*	Tempur-Pedic International, Inc.	23,903	1,343
	Thor Industries, Inc.	18,200	937
*	Time, Inc.	42,754	1,002
*	Toll Brothers, Inc.	63,539	1,980
	Tupperware Brands Corp.	19,776	1,365
	The Wendy’s Co.	107,968	892
	Williams-Sonoma, Inc.	34,350	2,287

	Total		82,516

	Consumer Staples (3.0%)
	Church & Dwight Co., Inc.	52,456	3,680
	Dean Foods Co.	36,802	488
	Energizer Holdings, Inc.	24,239	2,986
	Flowers Foods, Inc.	72,368	1,329
*	The Hain Celestial Group, Inc.	19,762	2,023
	Ingredion, Inc.	29,271	2,218
	Lancaster Colony Corp.	7,618	650
*	Post Holdings, Inc.	17,591	584
*	SUPERVALU, INC.	80,851	723
	Tootsie Roll Industries, Inc.	7,860	220
*	United Natural Foods, Inc.	19,486	1,197
	Universal Corp.	9,093	404
*	The WhiteWave Foods Co.	68,333	2,482

	Total		18,984

	Energy (5.1%)
*	Atwood Oceanics, Inc.	23,482	1,026
	CARBO Ceramics, Inc.	7,707	456
*	Dresser-Rand Group, Inc.	30,068	2,473
*	Dril-Quip, Inc.	15,689	1,403
	Energen Corp.	28,726	2,075
*	Gulfport Energy Corp.	33,555	1,792
*	Helix Energy Solutions Group, Inc.	38,521	850
	HollyFrontier Corp.	77,923	3,404
	Oceaneering International, Inc.	42,389	2,763
*	Oil States International, Inc.	21,224	1,314

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Patterson-UTI Energy, Inc.	57,352	1,866
	Peabody Energy Corp.	106,538	1,319
*	Rosetta Resources, Inc.	24,129	1,075
	Rowan Cos., PLC -Class A	48,862	1,237
	SM Energy Co.	26,440	2,062
	Superior Energy Services, Inc.	60,706	1,995
	Tidewater, Inc.	19,513	762
*	Unit Corp.	18,097	1,061
	World Fuel Services Corp.	28,367	1,132
*	WPX Energy, Inc.	79,638	1,916

	Total		31,981

	Financials (21.6%)
	Alexander & Baldwin, Inc.	17,792	640
	Alexandria Real Estate Equities, Inc.	28,158	2,077
*	Alleghany Corp.	6,426	2,687
	American Campus Communities, Inc.	41,181	1,501
	American Financial Group, Inc.	29,411	1,703
	Arthur J. Gallagher & Co.	62,400	2,830
	Aspen Insurance Holdings, Ltd.	25,691	1,099
	Associated Banc-Corp	60,777	1,059
	Astoria Financial Corp.	34,382	426
	BancorpSouth, Inc.	33,549	676
	Bank of Hawaii Corp.	17,371	987
	BioMed Realty Trust, Inc.	76,585	1,547
	Brown & Brown, Inc.	46,516	1,496
	Camden Property Trust	33,581	2,301
	Cathay General Bancorp	29,079	722
	CBOE Holdings, Inc.	33,441	1,790
	City National Corp.	18,784	1,421
	Commerce Bancshares, Inc.	30,930	1,381
	Corporate Office Properties Trust	34,410	885
	Corrections Corp. of America	45,693	1,570
	Cullen/Frost Bankers, Inc.	21,501	1,645
	Duke Realty Corp.	133,891	2,300
	East West Bancorp, Inc.	56,273	1,913
	Eaton Vance Corp.	46,599	1,758
	Equity One, Inc.	30,130	652
	Everest Re Group, Ltd.	17,846	2,891
	Extra Space Storage, Inc.	43,255	2,231
	Federal Realty Investment Trust	26,576	3,148
	Federated Investors, Inc. -Class B	37,463	1,100

Index 400 Stock Portfolio

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	First American Financial Corp.	42,033	1,140
	First Horizon National Corp.	93,070	1,143
	First Niagara Financial Group, Inc.	138,906	1,157
	FirstMerit Corp.	64,894	1,142
	Fulton Financial Corp.	73,700	817
	Hancock Holding Co.	32,127	1,030
	Hanover Insurance Group, Inc.	17,291	1,062
	HCC Insurance Holdings, Inc.	39,246	1,895
	Highwoods Properties, Inc.	35,463	1,380
	Home Properties, Inc.	22,421	1,306
	Hospitality Properties Trust	58,789	1,578
	International Bancshares Corp.	22,839	563
	Janus Capital Group, Inc.	58,284	847
	Jones Lang LaSalle, Inc.	17,587	2,222
	Kemper Corp.	19,638	671
	Kilroy Realty Corp.	32,644	1,940
	LaSalle Hotel Properties	40,842	1,398
	Liberty Property Trust	58,123	1,933
	Mack-Cali Realty Corp.	32,828	627
	Mercury General Corp.	14,241	695
	Mid-America Apartment Communities, Inc.	29,511	1,937
*	MSCI, Inc.	45,735	2,150
	National Retail Properties, Inc.	49,087	1,697
	New York Community Bancorp, Inc.	173,721	2,757
	Old Republic International Corp.	95,198	1,359
	OMEGA Healthcare Investors, Inc.	49,936	1,707
	PacWest Bancorp	37,996	1,567
	Potlatch Corp.	15,930	641
	Primerica, Inc.	21,310	1,028
	Prosperity Bancshares, Inc.	23,541	1,346
	Protective Life Corp.	30,949	2,148
	Raymond James Financial, Inc.	49,345	2,644
	Rayonier, Inc.	49,663	1,547
	Realty Income Corp.	87,370	3,564
	Regency Centers Corp.	36,246	1,951
	Reinsurance Group of America, Inc.	26,907	2,156
	RenaissanceRe Holdings, Ltd.	15,903	1,590
	SEI Investments Co.	51,355	1,857
	Senior Housing Properties Trust	79,969	1,673
*	Signature Bank	19,746	2,213
	SL Green Realty Corp.	37,518	3,801
	SLM Corp.	165,983	1,421

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	StanCorp Financial Group, Inc.	17,165	1,084
*	SVB Financial Group	19,910	2,232
	Synovus Financial Corp.	54,566	1,290
	Taubman Centers, Inc.	24,849	1,814
	TCF Financial Corp.	65,479	1,017
	Trustmark Corp.	26,467	610
	UDR, Inc.	98,781	2,692
	Umpqua Holdings Corp.	73,322	1,208
	Valley National Bancorp	74,785	725
	W.R. Berkley Corp.	40,040	1,914
	Waddell & Reed Financial, Inc. - Class A	33,147	1,713
	Washington Federal, Inc.	39,054	795
	Washington Prime Group, Inc.	60,894	1,064
	Webster Financial Corp.	35,425	1,032
	Weingarten Realty Investors	44,138	1,390

	Total		134,316

	Health Care (9.4%)
*	Align Technology, Inc.	28,537	1,475
*	Allscripts Healthcare Solutions, Inc.	66,464	892
*	Bio-Rad Laboratories, Inc. -Class A	8,044	912
*	Centene Corp.	22,992	1,902
*	Charles River Laboratories International, Inc.	18,319	1,094
*	Community Health Systems, Inc.	45,235	2,478
	The Cooper Cos., Inc.	18,949	2,951
*	Covance, Inc.	22,187	1,746
*	Cubist Pharmaceuticals, Inc.	29,722	1,972
*	Endo International PLC	60,230	4,116
*	Health Net, Inc.	31,516	1,453
*	Henry Schein, Inc.	33,293	3,878
	Hill-Rom Holdings, Inc.	22,520	933
*	HMS Holdings Corp.	34,429	649
*	Hologic, Inc.	94,837	2,307
*	IDEXX Laboratories, Inc.	19,729	2,325
*	LifePoint Hospitals, Inc.	17,716	1,226
*	MEDNAX, Inc.	39,340	2,157
*	Mettler-Toledo International, Inc.	11,337	2,904
	Omnicare, Inc.	38,403	2,391
	Owens & Minor, Inc.	24,751	810
	ResMed, Inc.	55,010	2,710
*	Salix Pharmaceuticals, Ltd.	24,995	3,905
*	Sirona Dental Systems, Inc.	21,722	1,666
	STERIS Corp.	23,288	1,257
	Techne Corp.	14,524	1,359
	Teleflex, Inc.	16,246	1,706
*	Thoratec Corp.	22,095	591
*	United Therapeutics Corp.	18,551	2,386

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	VCA, Inc.	33,835	1,331
*	WellCare Health Plans, Inc.	17,223	1,039

	Total		58,521

	Industrials (15.6%)
	A.O. Smith Corp.	29,680	1,403
	Acuity Brands, Inc.	16,960	1,996
*	Aecom Technology Corp.	39,041	1,318
	AGCO Corp.	33,497	1,523
	Alaska Air Group, Inc.	52,935	2,305
	Alliant Techsystems, Inc.	12,533	1,600
*	B/E Aerospace, Inc.	41,327	3,469
	Carlisle Cos., Inc.	25,165	2,023
	Civeo Corp.	41,873	486
	CLARCOR, Inc.	19,802	1,249
*	Clean Harbors, Inc.	21,657	1,168
	Con-way, Inc.	22,572	1,072
*	Copart, Inc.	44,521	1,394
	The Corporate Executive Board Co.	13,239	795
	Crane Co.	19,445	1,229
	Deluxe Corp.	19,544	1,078
	Donaldson Co., Inc.	52,176	2,120
*	Esterline Technologies Corp.	12,535	1,395
	Exelis, Inc.	73,909	1,222
	Fortune Brands Home & Security, Inc.	62,193	2,557
*	FTI Consulting, Inc.	16,033	560
	GATX Corp.	17,582	1,026
*	Genesee & Wyoming, Inc. -Class A	20,052	1,911
	Graco, Inc.	23,580	1,721
	Granite Construction, Inc.	14,118	449
	Harsco Corp.	31,714	679
	Herman Miller, Inc.	23,314	696
	HNI Corp.	17,700	637
	Hubbell, Inc. - Class B	21,344	2,573
	Huntington Ingalls Industries, Inc.	19,060	1,986
	IDEX Corp.	31,425	2,274
	ITT Corp.	35,949	1,616
	J.B. Hunt Transport Services, Inc.	36,134	2,676
*	JetBlue Airways Corp.	96,215	1,022
	KBR, Inc.	56,995	1,073
	Kennametal, Inc.	30,879	1,276
*	Kirby Corp.	22,393	2,639
	Landstar System, Inc.	17,539	1,266
	Lennox International, Inc.	17,538	1,348
	Lincoln Electric Holdings, Inc.	31,187	2,156
	Manpower, Inc.	31,287	2,193
	MSA Safety, Inc.	12,331	609
	MSC Industrial Direct Co., Inc. - Class A	20,086	1,717
	Nordson Corp.	23,029	1,752
*	NOW, Inc.	42,015	1,278

Index 400 Stock Portfolio

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Old Dominion Freight Line, Inc.	26,715	1,887
	Oshkosh Corp.	33,364	1,473
	R.R. Donnelley & Sons Co.	78,413	1,291
	Regal-Beloit Corp.	17,733	1,139
	Rollins, Inc.	25,168	737
	SPX Corp.	16,704	1,569
	Terex Corp.	43,248	1,374
	The Timken Co.	29,925	1,269
	Towers Watson & Co. -Class A	27,556	2,742
	Trinity Industries, Inc.	61,247	2,861
	Triumph Group, Inc.	20,182	1,313
	URS Corp.	27,128	1,563
	Valmont Industries, Inc.	10,280	1,387
*	Vectrus, Inc.	4,106	80
	Wabtec Corp.	37,798	3,063
	Waste Connections, Inc.	48,710	2,363
	Watsco, Inc.	10,701	922
	Werner Enterprises, Inc.	17,484	441
	Woodward, Inc.	22,875	1,089

	Total		97,098

	Information Technology (16.6%)
*	3D Systems Corp.	40,550	1,880
*	ACI Worldwide, Inc.	44,771	840
*	Acxiom Corp.	30,278	501
	ADTRAN, Inc.	21,469	441
*	Advanced Micro Devices, Inc.	244,108	832
	Advent Software, Inc.	17,401	549
*	ANSYS, Inc.	36,112	2,733
*	AOL, Inc.	30,874	1,388
*	ARRIS Group, Inc.	51,693	1,466
*	Arrow Electronics, Inc.	38,789	2,147
*	Atmel Corp.	164,256	1,327
	Avnet, Inc.	54,260	2,252
	Belden, Inc.	16,971	1,086
	Broadridge Financial Solutions, Inc.	46,912	1,953
*	Cadence Design Systems, Inc.	113,828	1,959
*	CDK Global, Inc.	62,840	1,922
*	Ciena Corp.	41,822	699
*	Cognex Corp.	34,041	1,371
*	CommVault Systems, Inc.	16,717	843
	Compuware Corp.	86,395	917
*	Concur Technologies, Inc.	18,803	2,385
	Convergys Corp.	39,679	707
*	Conversant, Inc.	23,639	810
*	CoreLogic, Inc.	35,768	968
*	Cree, Inc.	47,111	1,929
	Cypress Semiconductor Corp.	57,500	568
	Diebold, Inc.	25,356	896
	DST Systems, Inc.	12,007	1,008
*	Equinix, Inc.	20,876	4,436
	FactSet Research Systems, Inc.	15,356	1,866

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Fair Isaac Corp.	12,617	695
*	Fairchild Semiconductor International, Inc.	47,144	732
	FEI Co.	16,467	1,242
*	Fortinet, Inc.	53,990	1,364
*	Gartner, Inc.	34,889	2,563
	Global Payments, Inc.	26,760	1,870
*	Informatica Corp.	43,171	1,478
*	Ingram Micro, Inc. - Class A	61,068	1,576
*	Integrated Device Technology, Inc.	58,396	931
	InterDigital, Inc.	15,876	632
*	International Rectifier Corp.	28,074	1,102
	Intersil Corp. - Class A	50,829	722
*	Itron, Inc.	15,402	605
	Jack Henry & Associates, Inc.	32,370	1,802
*	JDS Uniphase Corp.	90,276	1,156
*	Knowles Corp.	33,374	884
	Leidos Holdings, Inc.	24,408	838
	Lexmark International, Inc. -Class A	24,436	1,039
	Mentor Graphics Corp.	37,921	777
	National Instruments Corp.	39,458	1,220
*	NCR Corp.	65,932	2,203
*	NeuStar, Inc. - Class A	22,014	547
	Plantronics, Inc.	16,815	803
*	Polycom, Inc.	53,766	660
*	PTC, Inc.	46,039	1,699
*	Rackspace Hosting, Inc.	46,586	1,516
*	RF Micro Devices, Inc.	112,880	1,303
*	Riverbed Technology, Inc.	62,682	1,162
*	Rovi Corp.	37,177	734
	Science Applications International Corp.	15,870	702
*	Semtech Corp.	26,435	718
*	Silicon Laboratories, Inc.	15,848	644
	Skyworks Solutions, Inc.	74,380	4,318
*	Solarwinds, Inc.	25,742	1,082
	Solera Holdings, Inc.	26,926	1,518
*	SunEdison, Inc.	98,138	1,853
*	Synopsys, Inc.	61,155	2,428
*	Tech Data Corp.	15,011	884
	Teradyne, Inc.	80,327	1,558
*	TIBCO Software, Inc.	59,819	1,413
*	Trimble Navigation, Ltd.	102,005	3,111
*	The Ultimate Software Group, Inc.	11,091	1,569
*	VeriFone Systems, Inc.	44,370	1,525
	Vishay Intertechnology, Inc.	53,238	761
*	WEX, Inc.	15,210	1,678
*	Zebra Technologies Corp. -Class A	19,925	1,414

	Total		103,710

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Materials (7.3%)
	Albemarle Corp.	30,706	1,809
	AptarGroup, Inc.	25,579	1,553
	Ashland, Inc.	28,138	2,929
	Cabot Corp.	25,345	1,287
	Carpenter Technology Corp.	20,879	943
	Cliffs Natural Resources, Inc.	60,117	624
	Commercial Metals Co.	46,241	789
	Compass Minerals International, Inc.	13,173	1,110
	Cytec Industries, Inc.	28,181	1,333
	Domtar Corp.	25,510	896
	Eagle Materials, Inc.	19,701	2,006
	Grief, Inc. - Class A	13,302	583
*	Louisiana-Pacific Corp.	55,497	754
	Minerals Technologies, Inc.	13,541	836
	NewMarket Corp.	4,218	1,607
	Olin Corp.	30,834	779
	Packaging Corp. of America	38,612	2,464
	PolyOne Corp.	36,235	1,289
	Rayonier Advanced Materials, Inc.	16,725	550
	Reliance Steel & Aluminum Co.	30,599	2,093
	Rock-Tenn Co. - Class A	56,188	2,673
	Royal Gold, Inc.	25,563	1,660
	RPM International, Inc.	52,397	2,399
	The Scotts Miracle-Gro Co. -Class A	17,537	964
	Sensient Technologies Corp.	18,924	991
	Silgan Holdings, Inc.	17,171	807
	Sonoco Products Co.	39,927	1,569
	Steel Dynamics, Inc.	94,205	2,130
	TimkenSteel Corp.	14,962	696
	United States Steel Corp.	56,955	2,231
	The Valspar Corp.	29,917	2,363
	Worthington Industries, Inc.	19,945	742

	Total		45,459

	Telecommunication Services (0.5%)
	Telephone and Data Systems, Inc.	38,838	930
*	tw telecom, Inc.	54,186	2,255

	Total		3,185

	Utilities (4.5%)
	Alliant Energy Corp.	43,537	2,412
	Aqua America, Inc.	69,535	1,636
	Atmos Energy Corp.	39,384	1,879
	Black Hills Corp.	17,520	839
	Cleco Corp.	23,695	1,141
	Great Plains Energy, Inc.	60,471	1,461
	Hawaiian Electric Industries, Inc.	40,250	1,069
	IDACORP, Inc.	19,728	1,058

Index 400 Stock Portfolio

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	MDU Resources Group, Inc.	76,115	2,117
	National Fuel Gas Co.	33,012	2,310
	OGE Energy Corp.	78,189	2,902
	ONE Gas, Inc.	20,407	699
	PNM Resources, Inc.	31,261	779
	Questar Corp.	68,790	1,533
	UGI Corp.	67,653	2,306
	Vectren Corp.	32,379	1,292
	Westar Energy, Inc.	50,897	1,737
	WGL Holdings, Inc.	20,384	858

	Total		28,028

	Total Common Stocks
	(Cost: $425,727)		603,798

	Short-Term Investments (3.4%)

	Commercial Paper (3.4%)
	Cox Enterprises, Inc., 0.25%, 10/2/14	3,900,000	3,900
	Duke Energy Corp., 0.24%, 10/21/14 144A	5,000,000	4,999
	Enterprise Products, 0.21%, 10/14/14 144A	5,000,000	5,000
(b)	Federal Home Loan Bank Disc Corp., 0.02%, 11/21/14	2,000,000	2,000
	Xcel Energy, Inc., 0.19%, 10/8/14	5,000,000	5,000

	Total		20,899

	Total Short-Term Investments
	(Cost: $20,899)		20,899

	Total Investments (100.2%)
	(Cost: $446,626)(a)		624,697

	Other Assets, Less
	Liabilities (-0.2%)		(1,315)

	Net Assets (100.0%)		623,382

Index 400 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $9,999 representing 1.6% of the net assets.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $446,626 and the net unrealized appreciation of investments based on that cost was $178,071 which is comprised of $200,192 aggregate gross unrealized appreciation and $22,121 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at September 30, 2014, $21,400)	151	12/14	$(783)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$603,798	$-	$-
Short-Term Investments	-	20,899	-
Total Assets	$603,798	$20,899	$-
Liabilities:
Other Financial Instruments^
Futures	(783)	-	-
Total Liabilities	$(783)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (87.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (5.2%)
*	Bed Bath & Beyond, Inc.	17,579	1,157
	Carnival Corp.	74,834	3,006
	Coach, Inc.	20,904	745
	CST Brands, Inc.	55,718	2,003
	International Game Technology	158,645	2,676
	Lowe’s Cos., Inc.	98,945	5,236
*	Markit, Ltd.	84,427	1,972
	Target Corp.	63,321	3,969

	Total		20,764

	Consumer Staples (6.5%)
	Campbell Soup Co.	48,313	2,064
	ConAgra Foods, Inc.	159,160	5,259
	General Mills, Inc.	51,536	2,600
	The J.M. Smucker Co.	32,057	3,173
	Kellogg Co.	33,421	2,059
	Kraft Foods Group, Inc.	37,908	2,138
	Mondelez International, Inc.	64,009	2,193
	Sysco Corp.	168,484	6,394

	Total		25,880

	Energy (4.3%)
	Apache Corp.	60,941	5,720
*	Cameron International Corp.	28,686	1,904
	Devon Energy Corp.	44,716	3,049
	Murphy Oil Corp.	23,999	1,366
*	Southwestern Energy Co.	91,102	3,184
	Williams Partners LP	34,662	1,839

	Total		17,062

	Financials (25.7%)
	ACE, Ltd.	37,974	3,982
	Aflac, Inc.	33,492	1,951
	The Allstate Corp.	33,097	2,031
	Annaly Capital Management, Inc.	126,753	1,354
	Arthur J. Gallagher & Co.	41,483	1,882
	Bank of Hawaii Corp.	36,301	2,062
	BB&T Corp.	53,809	2,002
	BOK Financial Corp.	30,661	2,038
	Brown & Brown, Inc.	65,854	2,117
	Capitol Federal Financial, Inc.	77,824	920
	Capstead Mortgage Corp.	62,786	769
	The Chubb Corp.	36,577	3,331
	Comerica, Inc.	25,725	1,283
	Commerce Bancshares, Inc.	115,675	5,164
	Corrections Corp. of America	131,845	4,530
	Cullen/Frost Bankers, Inc.	32,961	2,522
	Empire State Realty Trust, Inc.	120,796	1,814
	Franklin Resources, Inc.	44,156	2,411
	HCC Insurance Holdings, Inc.	81,062	3,915
	LPL Financial Holdings, Inc.	64,775	2,983

	Common Stocks (87.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	M&T Bank Corp.	42,731	5,268
	MetLife, Inc.	36,964	1,986
	Northern Trust Corp.	161,450	10,984
	People’s United Financial, Inc.	236,750	3,426
	Piedmont Office Realty Trust, Inc. - Class A	247,679	4,369
	PNC Financial Services Group, Inc.	55,384	4,740
	Reinsurance Group of America, Inc.	49,120	3,936
	State Street Corp.	40,920	3,012
	SunTrust Banks, Inc.	70,280	2,673
	T. Rowe Price Group, Inc.	25,556	2,004
	The Travelers Cos., Inc.	29,680	2,788
	Unum Group	76,276	2,622
	Westamerica Bancorporation	70,291	3,270
	Weyerhaeuser Co.	62,467	1,990

	Total		102,129

	Health Care (11.7%)
	Agilent Technologies, Inc.	38,161	2,175
*	Bio-Rad Laboratories, Inc. - Class A	16,003	1,815
*	Boston Scientific Corp.	181,364	2,142
	Cardinal Health, Inc.	47,087	3,528
*	CareFusion Corp.	117,867	5,334
	Cigna Corp.	21,583	1,957
*	Hospira, Inc.	54,605	2,841
	Humana, Inc.	20,657	2,691
*	LifePoint Hospitals, Inc.	69,733	4,825
	Medtronic, Inc.	63,786	3,952
	Patterson Cos., Inc.	71,807	2,975
	Quest Diagnostics, Inc.	87,927	5,335
	Stryker Corp.	37,143	2,999
*	Waters Corp.	19,202	1,903
	Zimmer Holdings, Inc.	20,898	2,101

	Total		46,573

	Industrials (10.8%)
	The ADT Corp.	170,413	6,043
	Emerson Electric Co.	64,441	4,033
	Exelis, Inc.	167,873	2,777
	Heartland Express, Inc.	46,668	1,118
	L-3 Communications Holdings, Inc.	11,222	1,334
	Oshkosh Corp.	47,428	2,094
	Raytheon Co.	16,491	1,676
	Republic Services, Inc.	277,428	10,825
	Rockwell Collins, Inc.	22,170	1,740
	Stanley Black & Decker, Inc.	9,812	871
	Textron, Inc.	79,833	2,873
	Tyco International, Ltd.	66,475	2,963
*	Vectrus, Inc.	8,911	174
	Waste Management, Inc.	33,928	1,613

Mid Cap Value Portfolio

	Common Stocks (87.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Werner Enterprises, Inc.	103,393	2,605

	Total		42,739

	Information Technology (8.3%)
	Applied Materials, Inc.	176,919	3,823
	Fidelity National Information Services, Inc.	45,966	2,588
	Harris Corp.	17,853	1,186
	KLA-Tencor Corp.	18,928	1,491
	Lam Research Corp.	45,044	3,365
	Maxim Integrated Products, Inc.	70,748	2,139
	Microchip Technology, Inc.	30,532	1,442
	MKS Instruments, Inc.	37,029	1,236
	SanDisk Corp.	28,004	2,743
	TE Connectivity, Ltd.	54,104	2,991
	Teradyne, Inc.	246,618	4,782
	Western Digital Corp.	54,985	5,351

	Total		33,137

	Materials (3.3%)
	Bemis Co., Inc.	69,979	2,661
*	Constellium NV - Class A	160,849	3,959
	Newmont Mining Corp.	63,720	1,469
	Nucor Corp.	59,790	3,245
	Sonoco Products Co.	49,108	1,929

	Total		13,263

	Telecommunication Services (0.8%)
	CenturyLink, Inc.	80,651	3,298

	Total		3,298

	Utilities (11.2%)
	Ameren Corp.	45,843	1,757
	Atmos Energy Corp.	53,665	2,560
	Consolidated Edison, Inc.	79,588	4,509
	Edison International	82,594	4,619
	Great Plains Energy, Inc.	177,848	4,299
	The Laclede Group, Inc.	116,346	5,398
	Northeast Utilities	20,934	927
	NorthWestern Corp.	39,060	1,772
	PG&E Corp.	88,978	4,008
	The Southern Co.	75,812	3,309
	Westar Energy, Inc.	144,750	4,939
	WGL Holdings, Inc.	45,076	1,899
	Xcel Energy, Inc.	145,696	4,429

	Total		44,425

	Total Common Stocks
	(Cost: $320,041)		349,270

Foreign Common Stocks (5.9%)	Country

Consumer Staples (0.4%)
Danone SA	France	27,247	1,819

Total			1,819

Foreign Common Stocks (5.9%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (2.4%)
Imperial Oil, Ltd.	Canada	201,478	9,518

Total			9,518

Industrials (2.4%)
BAE Systems PLC	United Kingdom	411,139	3,142
Royal Philips Electronics NV	Netherlands	196,479	6,255

Total			9,397

Telecommunication Services (0.7%)
Rogers Communications, Inc. - Class B	Canada	70,237	2,629

Total			2,629

Total Foreign Common Stocks
(Cost: $22,221)			23,363

Investment Companies (3.4%)

Investment Companies (3.4%)
iShares Russell Midcap Value Index Fund	190,666	13,347

Total		13,347

Total Investment Companies
(Cost: $13,317)		13,347

Short-Term Investments (2.9%)

Commercial Paper (1.5%)
Federal Farm Credit Bank, 0.00%, 10/1/14	6,137,000	6,137

Total		6,137

Money Market Funds (1.4%)
JPMorgan Money Market Fund	5,572,012	5,572

Total		5,572

Total Short-Term Investments
(Cost: $11,709)		11,709

Total Investments (100.0%)
(Cost: $367,288)(a)		397,689

Other Assets, Less
Liabilities (0.0%)		93

Net Assets (100.0%)		397,782

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $367,288 and the net unrealized appreciation of investments based on that cost was $30,401 which is comprised of $33,863 aggregate gross unrealized appreciation and $3,462 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	11,634	10/14	$125	$-	$125
Buy	HSBC Bank USA NA	EUR	138	10/14	-	(1)	(1)
Sell	HSBC Bank USA NA	EUR	5,482	10/14	121	-	121
Buy	HSBC Bank USA NA	GBP	59	10/14	-	(1)	(1)
Sell	HSBC Bank USA NA	GBP	1,690	10/14	26	-	26

					$272	$(2)	$(270)

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$349,270	$-	$-
Foreign Common Stocks
Consumer Staples	-	1,819	-
Energy	9,518	-	-
Industrials	-	9,397	-
Telecommunication Services	2,629	-	-
Investment Companies	13,347	-	-
Short-Term Investments	5,572	6,137	-
Other Financial Instruments^
Forward Currency Contracts	-	272	-
Total Assets	$380,336	$17,625	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(2)	-
Total Liabilities	$-	$(2)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

For the period ended September 30, 2014, there were transfers from a Level 1 to a Level 2 in the amount of $11,216 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on September 30, 2014. These securities did not require the use of fair value on June 30, 2014.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.1%)
	Arctic Cat, Inc.	85,650	2,982
*	Bloomin’ Brands, Inc.	274,590	5,036
	Brinker International, Inc.	84,100	4,272
*	Buffalo Wild Wings, Inc.	29,890	4,013
	Core-Mark Holding Co., Inc.	100,816	5,347
	Dana Holding Corp.	180,320	3,457
*	Del Frisco’s Restaurant Group, Inc.	122,570	2,346
*	DreamWorks Animation SKG, Inc. - Class A	75,650	2,063
	DSW, Inc. - Class A	112,124	3,376
*	Five Below, Inc.	94,910	3,759
	Group 1 Automotive, Inc.	8,606	626
	HSN, Inc.	84,680	5,197
*	Ignite Restaurant Group, Inc.	151,435	909
*	Kate Spade & Co.	117,956	3,094
*	Marriott Vacations Worldwide Corp.	71,380	4,526
	Pier 1 Imports, Inc.	290,666	3,456
	Sotheby’s	87,050	3,109
*	Steven Madden, Ltd.	136,115	4,387
*	Taylor Morrison Home Corp. - Class A	104,100	1,689
*	Tenneco, Inc.	98,740	5,165
*	Vince Holding Corp.	139,106	4,209

	Total		73,018

	Consumer Staples (3.4%)
	Casey’s General Stores, Inc.	82,100	5,887
*	Natural Grocers by Vitamin Cottage, Inc.	141,579	2,305
	PriceSmart, Inc.	35,558	3,045
*	TreeHouse Foods, Inc.	63,895	5,143

	Total		16,380

	Energy (3.1%)
	Energy XXI (Bermuda), Ltd.	171,020	1,941
*	Forum Energy Technologies, Inc.	82,619	2,529
*	Jones Energy, Inc. - Class A	118,735	2,230
	PBF Energy, Inc.	68,585	1,646
*	Rosetta Resources, Inc.	71,970	3,207
*	RSP Permian, Inc.	132,000	3,374

	Total		14,927

	Financials (7.0%)
	Altisource Residential Corp.	66,460	1,595
	AMERISAFE, Inc.	96,840	3,787
	CoreSite Realty Corp.	73,500	2,416
	EverBank Financial Corp.	198,280	3,502
	Evercore Partners, Inc.	55,080	2,589
	First Merchants Corp.	161,670	3,267
	Flushing Financial Corp.	82,500	1,507
	HFF, Inc. - Class A	115,500	3,344

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	MGIC Investment Corp.	291,500	2,277
*	Portfolio Recovery Associates, Inc.	26,370	1,377
	Ramco-Gershenson Properties Trust	110,800	1,801
	Sunstone Hotel Investors, Inc.	246,260	3,403
	Wintrust Financial Corp.	65,200	2,913

	Total		33,778

	Health Care (22.7%)
*	Acorda Therapeutics, Inc.	79,800	2,704
*	Aerie Pharmaceuticals, Inc.	104,330	2,159
*	Agios Pharmaceuticals, Inc.	53,710	3,295
*	Alnylam Pharmaceuticals, Inc.	52,540	4,103
*	Anacor Pharmaceuticals, Inc.	134,646	3,295
	Atrion Corp.	8,954	2,731
*	Bruker Corp.	184,425	3,415
*	CorVel Corp.	77,500	2,639
*	Cyberonics, Inc.	52,180	2,670
*	DexCom, Inc.	149,185	5,966
*	Durata Therapeutics, Inc.	148,533	1,883
*	Exelixis, Inc.	426,515	653
*	Five Prime Therapeutics, Inc.	107,620	1,262
*	Globus Medical, Inc. - Class A	218,430	4,296
*	GlycoMimetics, Inc.	101,985	708
	HEALTHSOUTH Corp.	149,520	5,517
*	HeartWare International, Inc.	25,500	1,980
*	Hyperion Therapeutics, Inc.	84,500	2,131
*	ICU Medical, Inc.	51,710	3,319
*	ImmunoGen, Inc.	154,800	1,639
*	Ironwood Pharmaceuticals, Inc.	25,900	336
*	The Medicines Co.	148,710	3,319
*	NPS Pharmaceuticals, Inc.	118,580	3,083
*	Omnicell, Inc.	109,200	2,984
*	PAREXEL International Corp.	89,000	5,615
*	Portola Pharmaceuticals, Inc.	78,230	1,978
*	Prestige Brands Holdings, Inc.	132,390	4,285
*	PTC Therapeutics, Inc.	56,810	2,500
*	Puma Biotechnology, Inc.	18,015	4,298
*	Salix Pharmaceuticals, Ltd.	13,445	2,101
*	Team Health Holdings, Inc.	98,510	5,713
*	Tesaro, Inc.	68,400	1,841
	U.S. Physical Therapy, Inc.	114,480	4,051
*	Ultragenyx Pharmaceutical, Inc.	44,630	2,526
*	Vascular Solutions, Inc.	176,064	4,349

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	WellCare Health Plans, Inc.	51,550	3,110
*	XenoPort, Inc.	226,790	1,220

	Total		109,674

	Industrials (15.3%)
	A.O. Smith Corp.	58,120	2,748
	AAON, Inc.	130,483	2,220
	Acuity Brands, Inc.	37,630	4,429
	Altra Holdings, Inc.	110,288	3,216
	Applied Industrial Technologies, Inc.	67,970	3,103
	Astronics Corp.	71,400	3,404
	AZZ, Inc.	72,160	3,014
	Celadon Group, Inc.	113,238	2,202
*	Chart Industries, Inc.	65,066	3,977
	Deluxe Corp.	91,290	5,036
*	Esterline Technologies Corp.	35,600	3,961
	Exponent, Inc.	54,888	3,890
*	GP Strategies Corp.	109,700	3,151
	Heico Corp.	59,647	2,786
	Lennox International, Inc.	47,500	3,651
	Marten Transport, Ltd.	91,220	1,625
*	Moog, Inc. - Class A	58,750	4,019
*	On Assignment, Inc.	106,515	2,860
	Sun Hydraulics Corp.	44,591	1,676
*	Swift Transportation Co.	153,353	3,217
*	Teledyne Technologies, Inc.	47,780	4,492
	The Toro Co.	55,739	3,301
*	WageWorks, Inc.	35,200	1,603

	Total		73,581

	Information Technology (24.6%)
*	Aruba Networks, Inc.	158,580	3,422
*	Aspen Technology, Inc.	126,470	4,770
*	Bankrate, Inc.	127,650	1,450
*	CACI International, Inc. - Class A	42,960	3,062
*	Carbonite, Inc.	263,479	2,698
	Cass Information Systems, Inc.	77,810	3,221
	CDW Corp.	117,620	3,652
*	Cvent, Inc.	52,130	1,323
*	Demandware, Inc.	33,450	1,703
*	Ellie Mae, Inc.	138,620	4,519
*	ePlus, Inc.	60,574	3,395
*	Exlservice Holdings, Inc.	116,120	2,835
	Fair Isaac Corp.	74,990	4,132
	FEI Co.	61,625	4,648
*	Five9, Inc.	348,389	2,279
*	Fleetmatics Group PLC	149,390	4,556
*	GT Advance Technologies, Inc.	209,605	2,270
	Heartland Payment Systems, Inc.	106,910	5,102
	j2 Global, Inc.	93,940	4,637

Small Cap Growth Stock Portfolio

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Manhattan Associates, Inc.	157,980	5,280
*	Marketo, Inc.	87,700	2,833
*	Model N, Inc.	239,218	2,359
*	Nanometrics, Inc.	81,600	1,232
*	NetScout Systems, Inc.	83,520	3,825
*	PTC, Inc.	144,350	5,327
*	Qualys, Inc.	86,315	2,296
*	Sapient Corp.	300,960	4,213
	Solera Holdings, Inc.	45,750	2,579
*	SunEdison Semiconductor, Ltd.	70,650	1,367
*	SunEdison, Inc.	221,874	4,189
*	SunPower Corp.	91,040	3,084
*	Tyler Technologies, Inc.	71,300	6,303
*	Ubiquiti Networks, Inc.	69,610	2,612
*	Ultratech, Inc.	99,580	2,265
*	WebMD Health Corp.	72,005	3,011
*	WEX, Inc.	13,900	1,533
*	Zendesk, Inc.	27,290	589

	Total		118,571

	Materials (4.9%)
	Cabot Corp.	61,995	3,147
*	Graphic Packaging Holding Co.	452,500	5,624
*	Headwaters, Inc.	299,345	3,754
*	Omnova Solutions, Inc.	325,820	1,750
*	Orion Engineered Carbons SA	68,600	1,209
	PolyOne Corp.	139,590	4,967
	Silgan Holdings, Inc.	68,600	3,224

	Total		23,675

	Total Common Stocks
	(Cost: $425,209)		463,604

	Investment Companies (2.4%)

	Investment Companies (2.4%)
	iShares Russell 2000 Growth Index Fund	89,670	11,629

	Total Investment Companies
	(Cost: $11,737)		11,629

	Total Investments (98.5%)
	(Cost: $436,946)(a)		475,233

	Other Assets, Less
	Liabilities (1.5%)		7,213

	Net Assets (100.0%)		482,446

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $436,946 and the net unrealized appreciation of investments based on that cost was $38,287 which is comprised of $70,890 aggregate gross unrealized appreciation and $32,603 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$463,604	$-	$-
Investment Companies	11,629	-	-
Total	$475,233	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.5%)
*	Aeropostale, Inc.	9,870	33
*	American Public Education, Inc.	2,153	58
	Arctic Cat, Inc.	1,613	56
*	Barnes & Noble, Inc.	5,321	105
	Big 5 Sporting Goods Corp.	2,283	21
*	Biglari Holdings, Inc.	214	73
*	BJ’s Restaurants, Inc.	2,914	105
*	Blue Nile, Inc.	1,477	42
	Bob Evans Farms, Inc.	2,944	139
*	Boyd Gaming Corp.	9,738	99
	Brown Shoe Co., Inc.	5,454	148
	The Buckle, Inc.	3,501	159
*	Buffalo Wild Wings, Inc.	2,361	317
	Callaway Golf Co.	9,696	70
	Capella Education Co.	1,361	85
*	Career Education Corp.	7,468	38
	The Cato Corp. - Class A	3,205	110
	The Children’s Place Retail Stores, Inc.	2,691	128
*	Christopher & Banks Corp.	4,604	46
	Cracker Barrel Old Country Store, Inc.	2,973	307
*	Crocs, Inc.	10,640	134
	DineEquity, Inc.	2,156	176
*	Dorman Products, Inc.	3,873	155
	Drew Industries, Inc.	2,949	124
*	The E.W. Scripps Co. - Class A	3,729	61
	Ethan Allen Interiors, Inc.	3,249	74
	The Finish Line, Inc. - Class A	5,963	149
*	Francesca’s Holdings Corp.	5,278	74
	Fred’s, Inc. - Class A	4,326	61
*	FTD Companies, Inc.	2,364	81
*	Genesco, Inc.	3,007	225
*	G-III Apparel Group, Ltd.	2,338	194
	Group 1 Automotive, Inc.	2,664	194
	Harte-Hanks, Inc.	5,382	34
	Haverty Furniture Cos., Inc.	2,576	56
*	Helen of Troy, Ltd.	3,328	175
*	Hibbett Sports, Inc.	3,135	134
*	Iconix Brand Group, Inc.	5,994	221
	Interval Leisure Group, Inc.	4,970	95
*	iRobot Corp.	3,679	112
	Jack in the Box, Inc.	4,870	332
*	Kirkland’s, Inc.	1,856	30
	La-Z-Boy, Inc.	6,555	130
	Lithia Motors, Inc. - Class A	2,834	215
*	Lumber Liquidators Holdings, Inc.	3,382	194
*	M/I Homes, Inc.	3,054	61
	The Marcus Corp.	2,288	36
*	MarineMax, Inc.	3,102	52

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Marriott Vacations Worldwide Corp.	3,628	230
	Matthews International Corp. - Class A	3,687	162
	The Men’s Wearhouse, Inc.	5,697	269
*	Meritage Homes Corp.	4,638	165
*	Monarch Casino & Resort, Inc.	1,258	15
	Monro Muffler Brake, Inc.	3,937	191
	Movado Group, Inc.	2,275	75
*	Multimedia Games Holding Co., Inc.	3,704	133
	Nutrisystem, Inc.	3,592	55
*	Outerwall, Inc.	2,478	139
	Oxford Industries, Inc.	1,808	110
	Papa John’s International, Inc.	3,779	151
*	The Pep Boys -Manny, Moe & Jack	6,650	59
*	Perry Ellis International, Inc.	1,511	31
	PetMed Express, Inc.	2,519	34
*	Pinnacle Entertainment, Inc.	7,461	187
	Pool Corp.	5,497	296
*	Quiksilver, Inc.	15,379	26
*	Red Robin Gourmet Burgers, Inc.	1,790	102
	Regis Corp.	5,624	90
*	Ruby Tuesday, Inc.	7,669	45
	Ruth’s Hospitality Group, Inc.	4,449	49
	The Ryland Group, Inc.	5,858	195
	Scholastic Corp.	3,302	107
*	Scientific Games Corp. -Class A	6,127	66
*	Select Comfort Corp.	6,706	140
*	Sizmek, Inc.	2,769	21
*	Skechers U.S.A., Inc. -Class A	5,049	269
	Sonic Automotive, Inc. -Class A	4,269	105
*	Sonic Corp.	6,410	143
	Stage Stores, Inc.	3,967	68
	Standard Motor Products, Inc.	2,596	89
*	Standard Pacific Corp.	18,827	141
	Stein Mart, Inc.	3,532	41
*	Steven Madden, Ltd.	7,167	231
*	Strayer Education, Inc.	1,361	82
	Sturm, Ruger & Co., Inc.	2,423	118
	Superior Industries International, Inc.	2,901	51
	Texas Roadhouse, Inc.	7,807	217
*	Tuesday Morning Corp.	5,448	106
*	Universal Electronics, Inc.	1,959	97

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Universal Technical Institute, Inc.	2,670	25
*	Vitamin Shoppe, Inc.	3,855	171
*	VOXX International Corp.	2,500	23
*	Winnebago Industries, Inc.	3,376	74
	Wolverine World Wide, Inc.	12,662	317
*	Zumiez, Inc.	2,697	76

	Total		11,305

	Consumer Staples (3.5%)
*	Alliance One International, Inc.	10,249	20
	The Andersons, Inc.	3,296	207
*	Annie’s, Inc.	2,133	98
	B&G Foods, Inc.	6,696	185
*	The Boston Beer Co., Inc. -Class A	1,107	246
	Calavo Growers, Inc.	1,750	79
	Cal-Maine Foods, Inc.	1,872	167
	Casey’s General Stores, Inc.	4,727	339
*	Central Garden & Pet Co. -Class A	5,349	43
*	Darling Ingredients, Inc.	20,547	376
*	Diamond Foods, Inc.	3,290	94
	Inter Parfums, Inc.	2,123	58
	J & J Snack Foods Corp.	1,861	174
*	Medifast, Inc.	1,478	49
	Sanderson Farms, Inc.	2,562	225
*	Seneca Foods Corp. -Class A	890	25
	Snyder’s-Lance, Inc.	6,486	172
	SpartanNash Co.	4,708	92
*	TreeHouse Foods, Inc.	5,250	423
	WD-40 Co.	1,744	119

	Total		3,191

	Energy (4.4%)
*	Approach Resources, Inc.	4,520	66
	Arch Coal, Inc.	26,489	56
*	Basic Energy Services, Inc.	4,367	95
*	Bill Barrett Corp.	6,188	136
	Bristow Group, Inc.	4,438	298
*	C&J Energy Services, Inc.	5,739	175
*	Carrizo Oil & Gas, Inc.	5,284	284
*	Cloud Peak Energy, Inc.	7,603	96
	Comstock Resources, Inc.	5,554	103
*	Contango Oil & Gas Co.	1,983	66
*	ERA Group, Inc.	2,412	52
	Exterran Holdings, Inc.	8,363	371
*	Forest Oil Corp.	14,892	17
*	Geospace Technologies Corp.	1,639	58
	Green Plains, Inc.	4,266	160
	Gulf Island Fabrication, Inc.	1,665	29

Index 600 Stock Portfolio

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	GulfMark Offshore, Inc. - Class A	3,362	105
*	Hornbeck Offshore Services, Inc.	4,033	132
*	ION Geophysical Corp.	15,971	45
*	Matrix Service Co.	3,291	79
*	Newpark Resources, Inc.	10,440	130
*	Northern Oil and Gas, Inc.	7,158	102
*	Paragon Offshore PLC	10,576	65
*	PDC Energy, Inc.	4,476	225
*	Penn Virginia Corp.	8,920	113
*	PetroQuest Energy, Inc.	7,340	41
*	Pioneer Energy Services Corp.	7,887	111
*	SEACOR Holdings, Inc.	2,350	176
*	Stone Energy Corp.	7,011	220
*	Swift Energy Co.	5,467	53
*	Synergy Resources Corp.	8,426	103
	Tesco Corp.	4,552	90
*	TETRA Technologies, Inc.	9,927	107

	Total		3,959

	Financials (19.8%)
	Acadia Realty Trust	7,402	204
	Agree Realty Corp.	1,773	49
	American Assets Trust, Inc.	4,520	149
	AMERISAFE, Inc.	2,330	91
	Associated Estates Realty Corp.	7,193	126
	Aviv REIT, Inc.	3,066	81
	Bank Mutual Corp.	5,403	35
	Bank of the Ozarks, Inc.	8,052	254
	Banner Corp.	2,442	94
	BBCN Bancorp, Inc.	9,920	145
*	BofI Holding, Inc.	1,559	113
	Boston Private Financial Holdings, Inc.	10,034	124
	Brookline Bancorp, Inc.	8,737	75
	Calamos Asset Management, Inc.	2,126	24
	Capstead Mortgage Corp.	11,955	146
	Cardinal Financial Corp.	3,990	68
*	CareTrust REIT, Inc.	2,492	36
	Cash America International, Inc.	3,605	158
	Cedar Realty Trust, Inc.	8,600	51
	Chesapeake Lodging Trust	6,769	197
	City Holding Co.	1,934	81
	Columbia Banking System, Inc.	6,570	163
	Community Bank System, Inc.	5,078	171
	CoreSite Realty Corp.	2,697	89
	Cousins Properties, Inc.	25,663	307
	CVB Financial Corp.	12,014	172
	DiamondRock Hospitality Co.	24,420	310
	Dime Community Bancshares	3,772	54
	EastGroup Properties, Inc.	3,946	239

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Education Realty Trust, Inc.	17,415	179
*	eHealth, Inc.	2,217	53
	Employers Holdings, Inc.	3,929	76
*	Encore Capital Group, Inc.	2,974	132
	EPR Properties	6,673	338
	Evercore Partners, Inc.	4,528	213
*	EZCORP, Inc. - Class A	6,084	60
	F.N.B. Corp.	21,681	260
	Financial Engines, Inc.	6,458	221
*	First BanCorp/Puerto Rico	13,010	62
*	First Cash Financial Services, Inc.	3,553	199
	First Commonwealth Financial Corp.	11,669	98
	First Financial Bancorp	7,202	114
	First Financial Bankshares, Inc.	7,993	222
	First Midwest Bancorp, Inc.	9,393	151
*	Forestar Group, Inc.	4,357	77
	Franklin Street Properties Corp.	11,127	125
	FXCM, Inc. - Class A	5,156	82
	The GEO Group, Inc.	9,064	346
	Getty Realty Corp.	3,253	55
	Glacier Bancorp, Inc.	9,293	240
	Government Properties Income Trust	8,770	192
*	Green Dot Corp. - Class A	3,905	83
	Greenhill & Co., Inc.	3,321	154
	Hanmi Financial Corp.	3,976	80
	HCI Group, Inc.	1,160	42
	Healthcare Realty Trust, Inc.	12,162	288
	HFF, Inc. - Class A	4,090	118
	Home BancShares, Inc.	7,215	212
	Horace Mann Educators Corp.	5,108	146
	Independent Bank Corp.	2,984	107
	Infinity Property & Casualty Corp.	1,435	92
	Inland Real Estate Corp.	10,985	109
	Interactive Brokers Group, Inc. - Class A	7,125	178
*	Investment Technology Group, Inc.	4,399	69
	Kite Realty Group Trust	10,378	252
	Lexington Realty Trust	25,975	254
	LTC Properties, Inc.	4,348	160
	MarketAxess Holdings, Inc.	4,680	290
	MB Financial, Inc.	7,939	220
	Meadowbrook Insurance Group, Inc.	5,813	34
	Medical Properties Trust, Inc.	21,626	265
	National Penn Bancshares, Inc.	14,599	142
*	The Navigators Group, Inc.	1,353	83
	NBT Bancorp, Inc.	5,454	123
	Northwest Bancshares, Inc.	11,850	143
	Old National Bancorp	13,034	169

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Oritani Financial Corp.	4,826	68
	Parkway Properties, Inc.	10,355	194
	Pennsylvania Real Estate Investment Trust	8,578	171
	Pinnacle Financial Partners, Inc.	4,128	149
*	Piper Jaffray Cos., Inc.	2,029	106
*	Portfolio Recovery Associates, Inc.	6,249	326
	Post Properties, Inc.	6,789	349
	PrivateBancorp, Inc.	8,768	262
	ProAssurance Corp.	7,279	321
	Provident Financial Services, Inc.	6,721	110
	PS Business Parks, Inc.	2,416	184
	Retail Opportunity Investments Corp.	11,367	167
	RLI Corp.	4,617	200
	S&T Bancorp, Inc.	3,718	87
	Sabra Health Care REIT, Inc.	5,898	143
	Safety Insurance Group, Inc.	1,573	85
	Saul Centers, Inc.	1,402	66
	Selective Insurance Group, Inc.	7,035	156
	Simmons First National Corp. - Class A	2,038	79
	Sovran Self Storage, Inc.	4,153	309
	Sterling Bancorp	10,434	133
	Stewart Information Services Corp.	2,577	76
*	Stifel Financial Corp.	8,199	384
	Susquehanna Bancshares, Inc.	23,423	234
*	SWS Group, Inc.	2,862	20
	Tanger Factory Outlet Centers, Inc.	11,965	391
*	Texas Capital Bancshares, Inc.	5,380	310
	Tompkins Financial Corp.	1,483	65
	TrustCo Bank Corp. NY	11,814	76
	UMB Financial Corp.	4,712	257
	United Bankshares, Inc.	7,941	246
	United Community Banks, Inc.	5,629	93
	United Fire Group, Inc.	2,643	73
	Universal Health Realty Income Trust	1,613	67
	Universal Insurance Holdings, Inc.	3,689	48
	Urstadt Biddle Properties, Inc. - Class A	3,193	65
	ViewPoint Financial Group	4,525	108
	Virtus Investment Partners, Inc.	888	154
	Westamerica Bancorporation	3,254	151
	Wilshire Bancorp, Inc.	8,794	81
	Wintrust Financial Corp.	5,814	260

Index 600 Stock Portfolio

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	World Acceptance Corp.	1,135	77

	Total		18,015

	Health Care (9.6%)
	Abaxis, Inc.	2,642	134
*	ABIOMED, Inc.	4,544	113
*	Acorda Therapeutics, Inc.	5,209	176
*	Affymetrix, Inc.	9,157	73
*	Air Methods Corp.	4,446	247
*	Akorn, Inc.	8,966	325
*	Albany Molecular Research, Inc.	2,948	65
*	Almost Family, Inc.	981	27
*	Amedisys, Inc.	4,147	84
*	AMN Healthcare Services, Inc.	5,802	91
*	AmSurg Corp.	5,163	258
	Analogic Corp.	1,544	99
*	Anika Therapeutics, Inc.	1,808	66
*	Bio-Reference Laboratories, Inc.	3,079	86
*	Cambrex Corp.	3,821	71
	Cantel Medical Corp.	4,389	151
	Chemed Corp.	2,157	222
	Computer Programs and Systems, Inc.	1,301	75
	CONMED Corp.	3,412	126
*	CorVel Corp.	1,119	38
*	Cross Country Healthcare, Inc.	3,665	34
	CryoLife, Inc.	3,136	31
*	Cyberonics, Inc.	3,322	170
*	Cynosure, Inc. - Class A	2,701	57
*	DepoMed, Inc.	7,297	111
*	Emergent Biosolutions, Inc.	3,648	78
	Ensign Group, Inc.	2,495	87
*	Gentiva Health Services, Inc.	3,913	66
*	Greatbatch, Inc.	3,108	132
*	Haemonetics Corp.	6,418	224
*	Hanger, Inc.	4,404	90
*	HealthStream, Inc.	2,649	64
*	Healthways, Inc.	4,411	71
*	ICU Medical, Inc.	1,677	108
*	Impax Laboratories, Inc.	8,205	194
*	Integra LifeSciences Holdings	3,132	155
	Invacare Corp.	3,650	43
*	IPC The Hospitalist Co.	2,145	96
	Kindred Healthcare, Inc.	8,065	156
	Landauer, Inc.	1,192	39
*	Lannett Co., Inc.	3,295	150
*	LHC Group, Inc.	1,532	36
*	Ligand Pharmaceuticals, Inc. - Class B	2,360	111
*	Luminex Corp.	4,749	93
*	Magellan Health, Inc.	3,596	197
*	Masimo Corp.	6,219	132
*	MedAssets, Inc.	7,500	155
*	The Medicines Co.	8,113	181

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Medidata Solutions, Inc.	6,743	299
	Meridian Bioscience, Inc.	5,187	92
*	Merit Medical Systems, Inc.	5,394	64
*	Molina Healthcare, Inc.	3,772	160
*	Momenta Pharmaceuticals, Inc.	5,799	66
*	MWI Veterinary Supply, Inc.	1,605	238
*	Natus Medical, Inc.	4,032	119
*	Neogen Corp.	4,584	181
*	NuVasive, Inc.	5,862	204
*	Omnicell, Inc.	4,476	122
*	PAREXEL International Corp.	6,830	431
*	PharMerica Corp.	3,751	92
*	Prestige Brands Holdings, Inc.	6,485	210
*	The Providence Service Corp.	1,536	74
	Quality Systems, Inc.	5,486	76
*	Repligen Corp.	3,830	76
*	Sagent Pharmaceuticals, Inc.	2,826	88
*	Spectrum Pharmaceuticals, Inc.	7,218	59
*	SurModics, Inc.	1,696	31
*	Symmetry Medical, Inc.	4,686	47
	West Pharmaceutical Services, Inc.	8,819	395

	Total		8,712

	Industrials (14.0%)
	AAON, Inc.	5,286	90
	AAR Corp.	4,693	113
	ABM Industries, Inc.	6,469	166
	Aceto Corp.	3,402	66
	Actuant Corp. - Class A	8,576	262
*	Aegion Corp.	4,662	104
*	Aerovironment, Inc.	2,507	75
	Albany International Corp. - Class A	3,571	122
	Allegiant Travel Co.	1,738	215
	American Science and Engineering, Inc.	987	55
*	American Woodmark Corp.	1,533	56
	Apogee Enterprises, Inc.	3,635	145
	Applied Industrial Technologies, Inc.	5,180	236
	ArcBest Corp.	3,017	113
	Astec Industries, Inc.	2,345	86
*	Atlas Air Worldwide Holdings, Inc.	3,152	104
	AZZ, Inc.	3,201	134
	Barnes Group, Inc.	6,105	185
	Brady Corp. - Class A	5,940	133
	Briggs & Stratton Corp.	5,716	103
	The Brink’s Co.	6,061	146
	CDI Corp.	1,811	26
	Celadon Group, Inc.	2,722	53

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	CIRCOR International, Inc.	2,204	148
	Comfort Systems USA, Inc.	4,710	64
	Cubic Corp.	2,708	127
	Curtiss-Wright Corp.	6,013	396
*	DXP Enterprises, Inc.	1,605	118
*	Dycom Industries, Inc.	4,243	130
	EMCOR Group, Inc.	8,365	334
	Encore Wire Corp.	2,326	86
	EnerSys	5,806	340
*	Engility Holdings, Inc.	2,199	69
*	EnPro Industries, Inc.	2,993	181
	ESCO Technologies, Inc.	3,282	114
	Exponent, Inc.	1,633	116
	Federal Signal Corp.	7,830	104
	Forward Air Corp.	3,847	172
	Franklin Electric Co., Inc.	4,926	171
	G & K Services, Inc. - Class A	2,485	138
*	GenCorp, Inc.	7,325	117
	General Cable Corp.	6,073	92
*	Gibraltar Industries, Inc.	3,621	50
	Griffon Corp.	5,362	61
	Healthcare Services Group, Inc.	8,776	251
	Heartland Express, Inc.	6,901	165
	Heidrick & Struggles International, Inc.	2,047	42
	Hillenbrand, Inc.	7,842	242
*	Hub Group, Inc. - Class A	4,344	176
	Insperity, Inc.	2,836	78
	Interface, Inc.	8,295	134
	John Bean Technologies Corp.	3,636	102
	Kaman Corp.	3,381	133
	Kelly Services, Inc. - Class A	3,705	58
	Knight Transportation, Inc.	7,582	208
*	Korn/Ferry International	6,277	156
	Lindsay Corp.	1,589	119
*	Lydall, Inc.	2,129	57
	Matson, Inc.	5,365	134
	Mobile Mini, Inc.	5,826	204
*	Moog, Inc. - Class A	5,375	368
	Mueller Industries, Inc.	7,077	202
	National Presto Industries, Inc.	612	37
*	Navigant Consulting, Inc.	6,094	85
*	On Assignment, Inc.	6,118	164
*	Orbital Sciences Corp.	7,561	210
*	Orion Marine Group, Inc.	3,421	34
*	PGT, Inc.	5,902	55
	Powell Industries, Inc.	1,154	47
	Quanex Building Products Corp.	4,684	85
	Resources Connection, Inc.	4,782	67
*	Roadrunner Transportation Systems, Inc.	3,454	79
*	Saia, Inc.	3,081	153
	Simpson Manufacturing Co., Inc.	5,194	151

Index 600 Stock Portfolio

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	SkyWest, Inc.	6,380	50
	Standex International Corp.	1,592	118
*	TASER International, Inc.	6,555	101
*	Teledyne Technologies, Inc.	4,683	440
	Tennant Co.	2,294	154
	Tetra Tech, Inc.	8,017	200
	Titan International, Inc.	6,688	79
	The Toro Co.	6,947	411
*	TrueBlue, Inc.	5,180	131
	UniFirst Corp.	1,951	188
	United Stationers, Inc.	4,862	183
	Universal Forest Products, Inc.	2,505	107
*	UTI Worldwide, Inc.	11,448	122
*	Veritiv Corp.	1,018	51
	Viad Corp.	2,500	52
*	Vicor Corp.	2,068	19
*	WageWorks, Inc.	4,084	186
	Watts Water Technologies, Inc. - Class A	3,549	207

	Total		12,711

	Information Technology (15.2%)
*	Advanced Energy Industries, Inc.	4,684	88
*	Agilysys, Inc.	1,851	22
	Anixter International, Inc.	3,393	288
	Badger Meter, Inc.	1,802	91
	Bel Fuse, Inc. - Class B	1,334	33
*	Benchmark Electronics, Inc.	6,722	149
	Black Box Corp.	1,939	45
	Blackbaud, Inc.	5,762	226
*	Blucora, Inc.	5,132	78
*	Bottomline Technologies, Inc.	4,714	130
	Brooks Automation, Inc.	8,337	88
*	Cabot Microelectronics Corp.	2,967	123
*	CACI International, Inc. - Class A	2,934	209
*	CalAmp Corp.	4,486	79
*	Cardtronics, Inc.	5,549	195
*	CEVA, Inc.	2,554	34
*	Checkpoint Systems, Inc.	5,203	64
*	CIBER, Inc.	8,764	30
*	Cirrus Logic, Inc.	7,753	162
*	Coherent, Inc.	3,113	191
	Cohu, Inc.	3,169	38
*	comScore, Inc.	4,264	155
	Comtech Telecommunications Corp.	2,001	74
	CSG Systems International, Inc.	4,328	114
	CTS Corp.	4,193	67
	Daktronics, Inc.	4,861	60
*	Dealertrack Holdings, Inc.	5,515	239
*	Dice Holdings, Inc.	4,688	39

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Digi International, Inc.	3,101	23
*	Digital River, Inc.	3,991	58
*	Diodes, Inc.	4,570	109
*	DSP Group, Inc.	2,747	24
*	DTS, Inc.	2,135	54
	Ebix, Inc.	3,827	54
	Electro Scientific Industries, Inc.	3,306	22
*	Electronics for Imaging, Inc.	5,805	256
*	Entropic Communications, Inc.	11,079	30
	EPIQ Systems, Inc.	3,863	68
*	Exar Corp.	5,908	53
*	Exlservice Holdings, Inc.	3,884	95
*	Fabrinet	3,680	54
*	FARO Technologies, Inc.	2,152	109
	Forrester Research, Inc.	1,366	50
*	Gerber Scientific, Inc.	2,359	-
*	GT Advance Technologies, Inc.	17,163	186
*	Harmonic, Inc.	11,440	73
	Heartland Payment Systems, Inc.	4,490	214
*	iGATE Corp.	4,558	167
*	II-VI, Inc.	6,515	77
*	Insight Enterprises, Inc.	5,108	116
*	Interactive Intelligence Group	2,094	88
*	Ixia	7,205	66
	j2 Global, Inc.	5,659	279
*	Kopin Corp.	7,584	26
*	Kulicke and Soffa Industries, Inc.	9,566	136
*	Liquidity Services, Inc.	3,035	42
	Littelfuse, Inc.	2,811	239
*	LivePerson, Inc.	6,107	77
*	LogMeIn, Inc.	3,072	142
*	Manhattan Associates, Inc.	9,371	313
	ManTech International Corp. - Class A	2,929	79
	MAXIMUS, Inc.	8,360	336
*	Measurement Specialties, Inc.	2,019	173
*	Mercury Systems, Inc.	3,957	44
	Methode Electronics, Inc. - Class A	4,761	176
	Micrel, Inc.	5,573	67
*	Microsemi Corp.	11,904	303
*	MicroStrategy, Inc. - Class A	1,128	148
	MKS Instruments, Inc.	6,619	221
	Monolithic Power Systems	4,494	198
	Monotype Imaging Holdings, Inc.	4,888	138
*	Monster Worldwide, Inc.	11,084	61
	MTS Systems Corp.	1,889	129
*	Nanometrics, Inc.	3,010	45
*	NETGEAR, Inc.	4,481	140
*	NetScout Systems, Inc.	4,662	214

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Newport Corp.	4,983	88
	NIC, Inc.	7,574	130
	Oplink Communications, Inc.	2,147	36
*	OSI Systems, Inc.	2,322	147
	Park Electrochemical Corp.	2,611	62
*	Perficient, Inc.	4,296	64
*	Pericom Semiconductor Corp.	2,492	24
*	Plexus Corp.	4,211	156
	Power Integrations, Inc.	3,756	203
*	Procera Networks, Inc.	2,579	25
*	Progress Software Corp.	6,322	151
*	QLogic Corp.	10,959	100
*	QuinStreet, Inc.	4,264	18
*	Rofin-Sinar Technologies, Inc.	3,495	81
*	Rogers Corp.	2,279	125
*	Rubicon Technology, Inc.	2,905	12
*	Rudolph Technologies, Inc.	4,151	38
*	Sanmina Corp.	10,312	215
*	ScanSource, Inc.	3,561	123
*	Stamps.com, Inc.	1,822	58
*	Super Micro Computer, Inc.	4,261	125
*	Sykes Enterprises, Inc.	4,918	98
*	Synaptics, Inc.	4,585	336
*	Synchronoss Technologies, Inc.	4,438	203
*	SYNNEX Corp.	3,472	224
*	Take-Two Interactive Software, Inc.	10,416	240
*	Tangoe, Inc.	4,549	62
*	TeleTech Holdings, Inc.	2,210	54
	Tessera Technologies, Inc.	5,829	155
*	TriQuint Semiconductor, Inc.	21,819	416
*	TTM Technologies, Inc.	6,656	45
*	Tyler Technologies, Inc.	4,099	362
*	Ultratech, Inc.	3,516	80
*	VASCO Data Security International, Inc.	3,663	69
*	Veeco Instruments, Inc.	5,019	175
*	ViaSat, Inc.	5,363	296
*	Virtusa Corp.	3,315	118
*	XO Group, Inc.	3,020	34

	Total		13,831

	Materials (5.5%)
	A. Schulman, Inc.	3,645	132
*	A.M. Castle & Co.	2,169	19
*	AK Steel Holding Corp.	21,437	172
	American Vanguard Corp.	3,157	35
	Balchem Corp.	3,816	216
*	Boise Cascade Co.	4,917	148
*	Calgon Carbon Corp.	6,640	129
*	Century Aluminum Co.	6,428	167
*	Clearwater Paper Corp.	2,471	149
	Deltic Timber Corp.	1,381	86
*	Flotek Industries, Inc.	6,258	163
	FutureFuel Corp.	2,775	33

Index 600 Stock Portfolio

	Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Globe Specialty Metals, Inc.	8,007	146
	H.B. Fuller Co.	6,266	249
	Hawkins, Inc.	1,179	42
	Haynes International, Inc.	1,550	71
*	Headwaters, Inc.	9,171	115
	Innophos Holdings, Inc.	2,726	150
*	Intrepid Potash, Inc.	7,026	109
	Kaiser Aluminum Corp.	2,230	170
*	KapStone Paper & Packaging Corp.	10,533	295
	Koppers Holdings, Inc.	2,557	85
*	Kraton Performance Polymers, Inc.	4,093	73
*	LSB Industries, Inc.	2,425	87
	Materion Corp.	2,577	79
	Myers Industries, Inc.	3,126	55
	Neenah Paper, Inc.	2,073	111
	Olympic Steel, Inc.	1,137	23
	OM Group, Inc.	3,966	103
	P.H. Glatfelter Co.	5,354	117
	Quaker Chemical Corp.	1,652	118
*	RTI International Metals, Inc.	3,833	94
	Schweitzer-Mauduit International, Inc.	3,801	157
	Stepan Co.	2,393	106
*	Stillwater Mining Co.	14,977	225
*	SunCoke Energy, Inc.	8,651	194
	Tredegar Corp.	3,193	59
	US Silica Holdings, Inc.	6,719	420
	Wausau Paper Corp.	6,236	49
	Zep, Inc.	2,868	40

	Total		4,991

	Telecommunication Services (0.5%)
*	8x8, Inc.	11,072	74
	Atlantic Tele-Network, Inc.	1,252	68
*	Cincinnati Bell, Inc.	26,093	88
	Consolidated Communications Holdings, Inc.	4,676	117
*	General Communication, Inc. - Class A	3,840	42
	Lumos Networks Corp.	2,347	38
	NTELOS Holdings Corp.	2,109	22
	Spok Holdings, Inc.	2,705	35

	Total		484

	Utilities (3.0%)
	ALLETE, Inc.	4,893	217
	American States Water Co.	4,830	147
	Avista Corp.	7,397	226
	El Paso Electric Co.	5,035	184
	The Laclede Group, Inc.	5,387	250
	New Jersey Resources Corp.	5,267	266
	Northwest Natural Gas Co.	3,392	143
	NorthWestern Corp.	4,884	221

Common Stocks (88.0%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Piedmont Natural Gas Co., Inc.	9,776	328
South Jersey Industries, Inc.	4,135	221
Southwest Gas Corp.	5,804	282
UIL Holdings Corp.	7,056	250

Total		2,735

Total Common Stocks
(Cost: $67,151)		79,934

Investment Companies (2.1%)

Investment Companies(2.1%)
iShares S&P SmallCap 600 Index Fund	18,568	1,937

Total		1,937

Total Investment Companies
(Cost: $2,028)		1,937

Short-Term Investments (10.4%)

Commercial Paper (10.4%)
Cox Enterprises, Inc., 0.25%, 10/1/14 144A	800,000	800
Duke Energy Corp., 0.24%, 10/21/14 144A	1,000,000	1,000
Edison International, 0.19%, 10/14/14 144A	800,000	800
Enterprise Products, 0.21%, 10/14/14 144A	800,000	800
Federal Home Loan Bank Disc Corp., 0.06%, 10/29/14	3,000,000	2,999
Kellogg Co., 0.16%, 10/15/14	600,000	600
Magellan Mid Partners LP, 0.25%, 10/23/14	800,000	800
Time Warner Cable, Inc., 0.23%, 10/2/14	800,000	800
Xcel Energy, Inc., 0.19%, 10/8/14	800,000	800

Total		9,399

Total Short-Term Investments
(Cost: $9,399)		9,399

Total Investments (100.5%)
(Cost: $78,578)(a)		91,270

Other Assets, Less
Liabilities (-0.5%)		(484)

Net Assets (100.0%)		90,786

Index 600 Stock Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $3,400 representing 3.7% of the net assets.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $78,578 and the net unrealized appreciation of investments based on that cost was $12,692 which is comprised of $15,663 aggregate gross unrealized appreciation and $2,971 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on September 30, 2014.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JPMorgan Chase London	1-Month USD Libor + 15 Bps	S&P SmallCap 600 Index	5/15	8,715	$-

						$-

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$79,934	$-	$-
Investment Companies	1,937	-	-
Short-Term Investments	-	9,399	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Total	$81,871	$9,399	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value

Small Cap Value Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.7%)
	Aaron’s, Inc.	330,000	8,026
*	American Public Education, Inc.	58,500	1,579
*	Ascent Capital Group LLC - Class A	47,100	2,835
*	Belmond, Ltd.	212,500	2,478
	Brunswick Corp.	67,500	2,844
*	Crocs, Inc.	96,300	1,212
	CSS Industries, Inc.	90,000	2,183
	Culp, Inc.	105,600	1,917
	Drew Industries, Inc.	136,000	5,738
	Ethan Allen Interiors, Inc.	91,000	2,075
	Fred’s, Inc. - Class A	126,859	1,776
	Haverty Furniture Cos., Inc.	152,700	3,327
*	Kate Spade & Co.	57,500	1,508
*	M/I Homes, Inc.	80,000	1,586
*	MarineMax, Inc.	29,300	494
	Matthews International Corp. - Class A	117,800	5,170
*	Meritage Homes Corp.	122,000	4,331
*	Modine Manufacturing Co.	213,500	2,534
	New Media Investment Group, Inc.	86,000	1,430
	Pier 1 Imports, Inc.	244,200	2,904
	Pool Corp.	110,300	5,947
*	Red Robin Gourmet Burgers, Inc.	27,000	1,536
	Saga Communications, Inc. - Class A	71,298	2,394
*	Sportsman’s Warehouse Holdings, Inc.	163,500	1,101
	Stein Mart, Inc.	253,000	2,922
*	Winnebago Industries, Inc.	170,000	3,701

	Total		73,548

	Consumer Staples (0.9%)
*	Alliance One International, Inc.	294,600	580
	Pinnacle Foods, Inc.	44,400	1,450
	SpartanNash Co.	146,000	2,840

	Total		4,870

	Energy (6.0%)
*	Atwood Oceanics, Inc.	50,800	2,219
*	Bonanza Creek Energy, Inc.	10,500	597
*	C&J Energy Services, Inc.	40,500	1,237
	CARBO Ceramics, Inc.	30,500	1,807
*	Cloud Peak Energy, Inc.	182,400	2,302
	Energy XXI (Bermuda), Ltd.	48,441	550
	GasLog, Ltd.	167,400	3,684
*	Hercules Offshore, Inc.	160,700	354

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Magnum Hunter Resources Corp.	186,100	1,037
*	Matador Resources Co.	108,200	2,797
*	Northern Oil and Gas, Inc.	205,000	2,915
*	Oasis Petroleum, Inc.	109,600	4,582
*	PDC Energy, Inc.	45,100	2,268
	Teekay Tankers, Ltd. - Class A	374,000	1,395
	Tesco Corp.	120,400	2,390
*	TETRA Technologies, Inc.	214,200	2,318

	Total		32,452

	Financials (23.9%)
	Acadia Realty Trust	152,600	4,209
	Ares Capital Corp.	222,800	3,600
	Associated Estates Realty Corp.	57,300	1,003
	Assured Guaranty, Ltd.	94,300	2,090
	BBCN Bancorp, Inc.	155,500	2,269
	CatchMark Timber Trust, Inc. - Class A	32,770	359
	CBL & Associates Properties, Inc.	206,800	3,702
	Cedar Realty Trust, Inc.	318,400	1,879
	Columbia Banking System, Inc.	133,900	3,322
	Compass Diversified Holdings	151,000	2,644
	East West Bancorp, Inc.	263,098	8,945
	Employers Holdings, Inc.	148,000	2,849
*	Enstar Group, Ltd.	4,500	613
	First Potomac Realty Trust	256,300	3,012
*	Forestar Group, Inc.	32,600	578
	Glacier Bancorp, Inc.	205,800	5,322
	Hatteras Financial Corp.	117,300	2,107
	Hercules Technology Growth Capital, Inc.	265,000	3,832
	Home BancShares, Inc.	257,000	7,558
	Janus Capital Group, Inc.	98,200	1,428
	JMP Group, Inc.	107,000	671
	Kilroy Realty Corp.	76,300	4,535
	Kite Realty Group Trust	89,525	2,170
	LaSalle Hotel Properties	140,300	4,804
	Main Street Capital Corp.	44,800	1,373
	Meadowbrook Insurance Group, Inc.	321,000	1,878
	National Interstate Corp.	110,400	3,080
*	Piper Jaffray Cos., Inc.	35,900	1,875
	Potlatch Corp.	94,200	3,788
	ProAssurance Corp.	219,000	9,651
	PS Business Parks, Inc.	21,400	1,629
	Radian Group, Inc.	174,900	2,494
	Redwood Trust, Inc.	200,000	3,316
*	Safeguard Scientifics, Inc.	92,000	1,693
	Safety Insurance Group, Inc.	1,200	65

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Saul Centers, Inc.	59,500	2,781
*	Signature Bank	40,800	4,572
*	SVB Financial Group	71,400	8,003
	Washington Real Estate Investment Trust	107,100	2,718
	Wintrust Financial Corp.	127,900	5,713

	Total		128,130

	Health Care (3.9%)
	Analogic Corp.	36,000	2,302
	Atrion Corp.	813	248
	Landauer, Inc.	34,100	1,126
*	Momenta Pharmaceuticals, Inc.	129,000	1,463
	National Healthcare Corp.	67,000	3,719
*	Quidel Corp.	106,000	2,848
*	Triple-S Management Corp. - Class B	93,000	1,851
	West Pharmaceutical Services, Inc.	162,000	7,251

	Total		20,808

	Industrials (25.0%)
*	Aegion Corp.	152,100	3,384
	Alaska Air Group, Inc.	200,400	8,725
	Astec Industries, Inc.	73,900	2,695
*	Beacon Roofing Supply, Inc.	241,100	6,143
	CIRCOR International, Inc.	64,400	4,336
	Comfort Systems USA, Inc.	161,400	2,187
	ESCO Technologies, Inc.	118,300	4,115
	Franklin Electric Co., Inc.	88,500	3,075
*	FTI Consulting, Inc.	74,300	2,598
	G & K Services, Inc. - Class A	92,000	5,095
*	Genesee & Wyoming, Inc. - Class A	105,700	10,074
*	Gibraltar Industries, Inc.	183,000	2,505
	Hillenbrand, Inc.	17,690	547
*	Hub Group, Inc. - Class A	83,900	3,401
	Kaman Corp.	94,000	3,694
*	Kirby Corp.	84,600	9,970
*	Kratos Defense & Security Solutions, Inc.	235,000	1,542
	Landstar System, Inc.	177,500	12,814
	Luxfer Holdings PLC, ADR	75,100	1,296
	McGrath RentCorp	187,500	6,413
	MSA Safety, Inc.	91,000	4,495
*	Navigant Consulting, Inc.	197,000	2,740
	Nordson Corp.	82,600	6,283
*	On Assignment, Inc.	149,000	4,001
*	Pike Corp.	152,400	1,812
	Quanex Building Products Corp.	99,900	1,807
	RBC Bearings, Inc.	27,000	1,531

Small Cap Value Portfolio

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Sun Hydraulics Corp.	60,000	2,255
	Universal Forest Products, Inc.	76,300	3,259
	Universal Truckload Services, Inc.	96,594	2,342
	US Ecology, Inc.	83,900	3,923
*	UTI Worldwide, Inc.	78,300	832
	Woodward, Inc.	96,600	4,600

	Total		134,489

	Information Technology (10.5%)
*	Advanced Energy Industries, Inc.	171,000	3,213
	Badger Meter, Inc.	5,700	288
	Belden, Inc.	93,500	5,986
	Brooks Automation, Inc.	154,000	1,618
*	Cabot Microelectronics Corp.	104,000	4,311
*	Cognex Corp.	75,700	3,048
	Electro Rent Corp.	215,000	2,960
	Electro Scientific Industries, Inc.	200,000	1,358
*	Entegris, Inc.	214,000	2,461
*	Fabrinet	153,000	2,234
*	Ixia	259,500	2,372
	Littelfuse, Inc.	70,600	6,014
	Methode Electronics, Inc.	82,000	3,023
*	Newport Corp.	97,000	1,719
*	Progress Software Corp.	169,200	4,046
*	Sonus Networks, Inc.	508,300	1,738
*	SYNNEX Corp.	94,800	6,127
	Teradyne, Inc.	188,500	3,655

	Total		56,171

	Materials (8.9%)
	American Vanguard Corp.	135,000	1,512
	AptarGroup, Inc.	116,500	7,071
	Carpenter Technology Corp.	83,900	3,788
*	Clearwater Paper Corp.	88,300	5,308
	Deltic Timber Corp.	61,600	3,839
	Innospec, Inc.	174,500	6,264
	Minerals Technologies, Inc.	84,000	5,184
	Myers Industries, Inc.	196,000	3,457
	Royal Gold, Inc.	40,000	2,598
*	Sandstorm Gold, Ltd.	589,500	2,547
	Schnitzer Steel Industries, Inc.	69,300	1,667
*	Stillwater Mining Co.	167,100	2,511
	Wausau Paper Corp.	268,600	2,130

	Total		47,876

	Telecommunication Services (0.3%)
*	Premiere Global Services, Inc.	140,390	1,680

	Total		1,680

	Utilities (4.0%)
	Black Hills Corp.	54,600	2,614
	Cleco Corp.	115,100	5,542

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
El Paso Electric Co.	106,000	3,874
NorthWestern Corp.	71,000	3,221
PNM Resources, Inc.	101,500	2,529
Southwest Gas Corp.	80,300	3,901

Total		21,681

Total Common Stocks
(Cost: $364,380)		521,705

Investment Companies (0.6%)

Investment Companies (0.6%)
iShares Russell 2000 Value Index Fund	32,300	3,022

Total		3,022

Total Investment Companies
(Cost: $1,822)		3,022

Short-Term Investments (2.4%)

Money Market Funds (2.4%)
T. Rowe Price Reserve Investment Fund	13,130,562	13,131

Total		13,131

Total Short-Term Investments
(Cost: $13,131)		13,131

Total Investments (100.1%)
(Cost: $379,333)(a)		537,858

Other Assets, Less
Liabilities (-0.1%)		(558)

Net Assets (100.0%)		537,300

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $379,333 and the net unrealized appreciation of investments based on that cost was $158,525 which is comprised of $178,241 aggregate gross unrealized appreciation and $19,716 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$521,705	$-	$-
Investment Companies	3,022	-	-
Short-Term Investments	13,131	-	-
Total	$537,858	$-	$-

International Growth Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.5%)
	Cie Financiere Richemont SA	Switzerland	77,405	6,343
*	Ctrip.com International, Ltd., ADR	China	36,807	2,089
	Iida Group Holdings Co., Ltd.	Japan	79,957	979
*	Liberty Global PLC	United Kingdom	159,924	6,803
	L’Occitane International SA	Luxembourg	2,012,750	4,620
	Melco International Development, Ltd.	Hong Kong	3,617,000	8,392
	NGK Spark Plug Co., Ltd.	Japan	416,600	12,283
	Samsonite International SA	Luxembourg	2,147,600	6,906
	Sega Sammy Holdings, Inc.	Japan	374,900	6,037
	Volkswagen AG	Germany	43,005	8,928

	Total			63,380

	Consumer Staples (10.8%)
	AMBEV SA	Brazil	656,800	4,304
	ITC, Ltd.	India	1,102,106	6,623
	Japan Tobacco, Inc.	Japan	342,600	11,152
	LT Group, Inc.	Philippines	12,496,500	4,352
	Reckitt Benckiser Group PLC	United Kingdom	96,012	8,310
	SABMiller PLC	United Kingdom	146,599	8,146
	Unilever NV	Netherlands	115,405	4,587

	Total			47,474

	Energy (4.5%)
*	Athabasca Oil Corp.	Canada	344,796	1,764
	Inpex Corp.	Japan	690,700	9,778
	Koninklijke Vopak NV	Netherlands	102,073	5,496
*	MEG Energy Corp.	Canada	85,370	2,621

	Total			19,659

	Financials (26.5%)
	AIA Group, Ltd.	Hong Kong	2,519,800	13,005
	Banco Bilbao Vizcaya Argentaria SA	Spain	674,673	8,081
*	Banco Bilbao Vizcaya Argentaria SA - Rights	Spain	674,673	67
	Bangkok Bank PCL	Thailand	814,100	5,120
	BB Seguridade Participacoes SA	Brazil	245,700	3,232
	BNP Paribas SA	France	54,582	3,609
	Countrywide PLC	United Kingdom	578,154	4,212
	Deutsche Bank AG	Germany	169,580	5,948
	Housing Development Finance Corp., Ltd.	India	120,796	2,056
	HSBC Holdings PLC	United Kingdom	896,367	9,123
	ICICI Bank, Ltd.	India	224,980	5,203
	Kennedy Wilson Europe Real Estate PLC	United Kingdom	515,027	9,112
	Mitsubishi Estate Co., Ltd.	Japan	282,000	6,353
	Mori Hills REIT Investment Corp.	Japan	1,449	2,014
*	National Bank of Greece SA	Greece	1,222,207	3,575
	Prudential PLC	United Kingdom	409,165	9,088

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Seven Bank, Ltd.	Japan	2,177,997	8,883
	Societe Generale SA	France	157,872	8,024
	Turkiye Halk Bankasi A.S.	Turkey	345,416	2,075
	UniCredit SpA	Italy	954,606	7,476

	Total			116,256

	Health Care (7.7%)
*	Catamaran Corp.	Canada	171,955	7,243
	Essilor International SA	France	72,900	7,970
	Novo Nordisk A/S	Denmark	140,157	6,678
	Roche Holding AG	Switzerland	29,278	8,669
*	Swedish Orphan Biovitrum AB	Sweden	321,850	3,430

	Total			33,990

	Industrials (7.7%)
	A.P. Moller - Maersk A/S	Denmark	1,887	4,471
	Brenntag AG	Germany	137,820	6,767
	Edenred	France	227,603	5,609
	Panalpina Welttransport Holding AG	Switzerland	61,734	7,762
	Smiths Group PLC	United Kingdom	162,394	3,326
	TNT Express NV	Netherlands	929,361	5,847

	Total			33,782

	Information Technology (13.8%)
*	Alibaba Group Holding, Ltd., ADR	Cayman Islands	53,884	4,788
	ARM Holdings PLC	United Kingdom	403,094	5,873
	Hexagon AB - Class B	Sweden	143,940	4,550
	Keyence Corp.	Japan	19,100	8,309
	SAP SE	Germany	56,845	4,099
	Sumco Corp.	Japan	455,300	5,502
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,421,000	9,637
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	781,138	9,860
	Tencent Holdings, Ltd.	Cayman Islands	292,600	4,348
	TravelSky Technology, Ltd.	China	3,133,000	3,380

	Total			60,346

	Materials (10.0%)
	Alent PLC	United Kingdom	1,092,476	5,807
*	APERAM	Luxembourg	72,414	2,251
	Glencore PLC	United Kingdom	1,714,620	9,487
	Kansai Paint Co., Ltd.	Japan	259,000	3,871
	LyondellBasell Industries NV	Netherlands	88,409	9,607
*	Outokumpu OYJ	Finland	297,257	2,063
	Shin-Etsu Chemical Co., Ltd.	Japan	62,900	4,115
*	ThyssenKrupp AG	Germany	246,304	6,467

	Total			43,668

	Telecommunication Services (1.2%)
	Vodafone Group PLC	United Kingdom	1,570,550	5,177

	Total			5,177

International Growth Portfolio

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Utilities (1.2%)
*	Abengoa Yield PLC	United Kingdom	142,832	5,082

	Total			5,082

	Total Foreign Common Stocks
	(Cost: $409,142)			428,814

	Total Investments (97.9%)
	(Cost: $409,142)(a)			428,814

	Other Assets, Less
	Liabilities (2.1%)			9,368

	Net Assets (100.0%)			438,182

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $409,142 and the net unrealized appreciation of investments based on that cost was $19,672 which is comprised of $47,462 aggregate gross unrealized appreciation and $27,790 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	20.4%
Japan	18.1%
Germany	7.4%
Netherlands	5.8%
France	5.8%
Switzerland	5.2%
Other	35.2%
Total	97.9%

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$8,892	$54,488	$-
Consumer Staples	4,304	43,170	-
Energy	4,385	15,274	-
Financials	3,232	113,024	-
Health Care	7,242	26,747	-
Information Technology	4,788	55,558	-
Materials	9,607	34,062	-
Utilities	5,082	-	-
All Others	-	38,959	-
Total Assets	$47,532	$381,282	$-

During the period ended September 30, 2014, there were transfers from a Level 1 to a Level 2 in the amount of $358,180 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on September 30, 2014. These securities did not require the use of fair value procedures on June 30, 2014.

Research International Core Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.6%)
	Autoliv, Inc.	United States	44,339	4,076
	Compass Group PLC	United Kingdom	196,435	3,172
	Denso Corp.	Japan	163,200	7,530
	Esprit Holdings, Ltd.	Hong Kong	788,600	1,021
*	Global Brands Group Holding, Ltd.	Bermuda	5,600,000	1,238
	Honda Motor Co., Ltd.	Japan	209,800	7,277
	Kia Motors Corp.	South Korea	58,441	2,969
	Li & Fung, Ltd.	Hong Kong	2,686,000	3,046
	Lojas Renner SA	Brazil	31,569	917
	LVMH Moet Hennessy Louis Vuitton SA	France	31,855	5,164
	ProSiebenSat.1 Media AG	Germany	49,802	1,982
	Reed Elsevier NV	Netherlands	156,804	3,553
	Ryohin Keikaku Co., Ltd.	Japan	9,300	1,109
	Sands China, Ltd.	Macau	373,200	1,939
	Whitbread PLC	United Kingdom	76,833	5,172
	WPP PLC	Jersey Channel Islands	214,425	4,289
	Yum! Brands, Inc.	United States	37,967	2,733

	Total			57,187

	Consumer Staples (9.6%)
	Danone SA	France	105,769	7,061
	Japan Tobacco, Inc.	Japan	162,200	5,280
	L’Oreal SA	France	24,866	3,938
	M Dias Branco SA	Brazil	56,331	2,247
	Nestle SA	Switzerland	158,095	11,596
	Pernod Ricard SA	France	51,786	5,853
	Reckitt Benckiser Group PLC	United Kingdom	56,025	4,849
	Sundrug Co., Ltd.	Japan	55,400	2,464

	Total			43,288

	Energy (6.9%)
	BG Group PLC	United Kingdom	240,241	4,419
*	Cairn Energy PLC	United Kingdom	215,734	614
	Cenovus Energy, Inc.	Canada	50,873	1,369
	Galp Energia SGPS SA	Portugal	104,393	1,694
	INPEX Corp.	Japan	166,300	2,354
	Oil Search, Ltd.	Australia	160,667	1,253
	Reliance Industries, Ltd.	India	106,047	1,616
	Royal Dutch Shell PLC – Class A	Netherlands	404,525	15,429
	Technip SA	France	27,793	2,332

	Total			31,080

	Financials (24.6%)
	AEON Financial Service Co., Ltd.	Japan	92,300	1,983
	AIA Group, Ltd.	Hong Kong	1,336,600	6,898
	BNP Paribas SA	France	90,537	5,987
	DBS Group Holdings, Ltd.	Singapore	316,000	4,556
	Deutsche Wohnen AG	Germany	88,855	1,899

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Erste Group Bank AG	Austria	104,477	2,382
	HDFC Bank, Ltd., ADR	India	38,304	1,784
	Hiscox, Ltd.	Bermuda	164,000	1,674
	HSBC Holdings PLC	United Kingdom	1,040,511	10,590
*	ING Groep NV	Netherlands	491,782	6,995
	Intu Properties PLC	United Kingdom	365,402	1,911
*	Julius Baer Group, Ltd.	Switzerland	69,645	3,107
	Kasikornbank PCL	Thailand	272,700	1,969
*	KBC Groep NV	Belgium	94,234	4,975
	Mitsubishi UFJ Financial Group, Inc.	Japan	820,400	4,644
	Mitsui Fudosan Co., Ltd.	Japan	108,000	3,312
	Prudential PLC	United Kingdom	170,377	3,784
*	Royal Bank of Scotland Group PLC	United Kingdom	866,156	5,163
	Sberbank of Russia, ADR	Russia	178,435	1,413
	Sony Financial Holdings, Inc.	Japan	101,900	1,650
	Standard Chartered PLC	United Kingdom	205,524	3,786
	Sumitomo Mitsui Financial Group, Inc.	Japan	155,200	6,334
*	UBS AG	Switzerland	438,287	7,604
	UniCredit SpA	Italy	355,910	2,787
	Westpac Banking Corp.	Australia	284,101	7,959
*	Zurich Insurance Group AG	Switzerland	21,322	6,340

	Total			111,486

	Health Care (11.1%)
	Bayer AG	Germany	63,348	8,872
	GlaxoSmithKline PLC	United Kingdom	336,953	7,712
	Novartis AG	Switzerland	178,540	16,814
	Odontoprev SA	Brazil	271,946	989
	Roche Holding AG	Switzerland	14,737	4,364
	Santen Pharmaceutical Co., Ltd.	Japan	119,000	6,666
	Sonova Holding AG	Switzerland	15,604	2,490
	Terumo Corp.	Japan	107,500	2,579

	Total			50,486

	Industrials (10.9%)
	Atlas Copco AB	Sweden	250,354	7,156
	Experian PLC	Ireland	181,508	2,883
	Hutchison Whampoa, Ltd.	Hong Kong	319,000	3,856
	JGC Corp.	Japan	126,000	3,442
	Joy Global, Inc.	United States	62,240	3,395
	Legrand SA	France	27,021	1,401
	Mitsubishi Corp.	Japan	132,100	2,707
	Schindler Holding AG	Switzerland	33,424	4,524
	Schneider Electric SE	France	97,661	7,468
	Siemens AG	Germany	62,687	7,471
	Yamato Holdings Co., Ltd.	Japan	271,900	5,065

	Total			49,368

Research International Core Portfolio

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology (6.1%)
*	Cognizant Technology Solutions Corp. - Class A	United States	96,900	4,338
	Computershare, Ltd.	Australia	172,038	1,833
	Dassault Systemes SA	France	37,637	2,409
	Infineon Technologies AG	Germany	217,226	2,248
	MediaTek, Inc.	Taiwan	379,000	5,615
	Nomura Research Institute, Ltd.	Japan	69,900	2,263
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,082,189	4,308
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	376,740	4,755

	Total			27,769

	Materials (7.5%)
	Akzo Nobel NV	Netherlands	97,702	6,656
	Gerdau SA, ADR	Brazil	297,936	1,430
	Iluka Resources, Ltd.	Australia	410,663	2,814
	JSR Corp.	Japan	245,700	4,289
	Linde AG	Germany	37,416	7,190
	Rio Tinto PLC	United Kingdom	187,305	9,196
	Symrise AG	Germany	45,958	2,443

	Total			34,018

	Telecommunication Services (5.3%)
	BT Group PLC	United Kingdom	322,580	1,976
*	Hellenic Telecommunications Organization SA	Greece	102,917	1,346
	KDDI Corp.	Japan	146,700	8,827
*	Koninklijke KPN NV	Netherlands	597,797	1,908
	Mobile TeleSystems OJSC	Russia	185,389	1,283
	Philippine Long Distance Telephone Co.	Philippines	18,960	1,308
	Telecom Italia S.p.A. - Rights	Italy	1,926,770	1,708
	Telefonica Brasil SA, ADR	Brazil	51,805	1,020
	Vodafone Group PLC	United Kingdom	1,372,328	4,524

	Total			23,900

	Utilities (3.8%)
	APA Group	Australia	285,780	1,858
	Canadian Utilities, Ltd.	Canada	65,428	2,285
	Centrica PLC	United Kingdom	517,596	2,574
	China Resources Gas Group, Ltd.	Hong Kong	770,000	2,080
	GDF Suez	France	184,556	4,616
	Tokyo Gas Co., Ltd.	Japan	646,000	3,634

	Total			17,047

	Total Foreign Common Stocks
	(Cost: $413,783)			445,629

Short-Term Investments (0.4%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Paper (0.4%)
HSBC USA, Inc., 0.00%, 10/1/14	United States	1,948,000	1,948

Total Short-Term Investments
(Cost: $1,948)			1,948

Total Investments (98.8%)
(Cost: $415,731)(a)			447,577

Other Assets, Less
Liabilities (1.2%)			5,584

Net Assets (100.0%)			453,161

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $415,731 and the net unrealized appreciation of investments based on that cost was $31,846 which is comprised of $47,684 aggregate gross unrealized appreciation and $15,838 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.4%
United Kingdom	15.3%
Switzerland	12.5%
France	10.2%
Netherlands	7.6%
Germany	7.1%
Other	27.7%
Total	98.8%

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$7,726	$49,461	$-
Consumer Staples	2,247	41,041	-
Energy	1,369	29,711	-
Financials	3,196	108,290	-
Health Care	989	49,497	-
Industrials	3,395	45,973	-
Information Technology	4,338	23,431	-
Materials	1,430	32,588	-
Telecommunication Services	1,020	22,880	-
Utilities	2,285	14,762	-
Short-Term Investments	-	1,948	-
Total Assets	$27,995	$419,582	$-

During the period ended September 30, 2014, there were transfers from a Level 1 to a Level 2 in the amount of $406,268 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on September 30, 2014. These securities did not require the use of fair value procedures on June 30, 2014.

International Equity Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.8%)
	Cie Generale des Etablissements Michelin	France	157,858	14,844
	Haier Electronics Group Co., Ltd.	Hong Kong	11,224,550	29,491
	Hyundai Mobis Co., Ltd.	South Korea	66,060	16,098
	Kingfisher PLC	United Kingdom	4,233,390	22,188
	Nikon Corp.	Japan	311,500	4,506
	Nissan Motor Co., Ltd.	Japan	2,477,990	24,177
	SEB SA	France	195,270	14,726
	Toyota Motor Corp.	Japan	404,880	23,793

	Total			149,823

	Consumer Staples (2.3%)
*	Metro AG	Germany	302,910	9,977
	Suntory Beverage & Food, Ltd.	Japan	401,300	14,241
	Tesco PLC	United Kingdom	4,916,610	14,708

	Total			38,926

	Energy (11.9%)
	BP PLC	United Kingdom	2,335,890	17,117
	China Shenhua Energy Co., Ltd.	China	4,099,940	11,444
	Eni SpA	Italy	1,116,505	26,506
	Fugro NV	Netherlands	185,300	5,604
	Galp Energia SGPS SA	Portugal	1,849,900	30,011
	Kunlun Energy Co., Ltd.	Bermuda	9,531,920	13,752
	Petroleo Brasileiro SA, ADR	Brazil	654,340	9,285
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	33,499
*	Saipem SpA	Italy	269,100	5,697
	Statoil ASA	Norway	197,050	5,361
	Talisman Energy, Inc.	Canada	1,011,970	8,756
	Technip SA	France	94,720	7,948
	Total SA	France	347,570	22,463
	Trican Well Service, Ltd.	Canada	526,500	6,158

	Total			203,601

	Financials (24.2%)
	Aegon NV	Netherlands	931,090	7,665
	AIA Group, Ltd.	Hong Kong	2,679,820	13,831
	Aviva PLC	United Kingdom	2,395,180	20,204
	AXA SA	France	744,155	18,326
	Bangkok Bank PCL	Thailand	2,911,000	18,306
	Barclays PLC	United Kingdom	2,967,820	10,933
	BNP Paribas SA	France	446,500	29,526
	Cheung Kong Holdings, Ltd.	Hong Kong	741,850	12,166
	China Life Insurance Co., Ltd.	China	6,621,000	18,379
	Credit Agricole SA	France	2,406,300	36,155
*	Credit Suisse Group AG	Switzerland	974,615	26,868
	DBS Group Holdings, Ltd.	Singapore	2,175,000	31,358

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Deutsche Boerse AG	Germany	324,180	21,887
	Hana Financial Group, Inc.	South Korea	344,710	12,462
	Housing Development Finance Corp., Ltd.	India	47,610	811
	HSBC Holdings PLC	United Kingdom	2,956,937	30,252
*	ING Groep NV	Netherlands	1,199,292	17,058
	Intesa Sanpaolo SpA	Italy	624,420	1,889
*	NN Group NV	Netherlands	679,540	19,674
	Standard Chartered PLC	United Kingdom	1,335,740	24,607
*	Swiss Re AG	Switzerland	200,752	15,987
	UniCredit SpA	Italy	3,147,550	24,649
	UNIQA Insurance Group AG	Austria	4,531	52

	Total			413,045

	Health Care (15.9%)
*	Basilea Pharmaceutica AG	Switzerland	87,430	8,685
	Bayer AG	Germany	209,050	29,278
	Draegerwerk AG & Co. KGaA	Germany	92,710	8,203
	Gerresheimer AG	Germany	134,790	8,717
	Getinge AB - Class B	Sweden	591,650	14,884
	H Lundbeck A/S	Denmark	398,070	8,875
	Ipsen SA	France	282,440	13,869
	Merck KGaA	Germany	292,250	26,934
*	MorphoSys AG	Germany	168,120	16,489
*	Nobel Biocare Holding AG	Switzerland	873,930	15,485
*	QIAGEN NV	Netherlands	393,320	8,952
	Roche Holding AG	Switzerland	96,190	28,482
	Sanofi	France	55,425	6,253
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,792,400	19,096
	Sinopharm Group Co., Ltd.	China	2,023,200	7,376
*	Sorin SpA	Italy	1,547,340	3,790
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	570,080	30,642
	UCB SA	Belgium	177,210	16,084

	Total			272,094

	Industrials (9.4%)
*	ABB, Ltd.	Switzerland	643,060	14,388
*	China CNR Corp., Ltd.	China	10,215,000	8,800
	Cie de St-Gobain	France	341,910	15,573
	CSR Corp., Ltd.	China	11,290,000	9,900
	Deutsche Lufthansa AG	Germany	491,830	7,767
	FLSmidth & Co. A/S	Denmark	68,780	3,276
	Hutchison Whampoa, Ltd.	Hong Kong	1,897,983	22,940
*	Qantas Airways, Ltd.	Australia	17,523,680	21,229
	Serco Group PLC	United Kingdom	1,766,090	8,180
	Shanghai Electric Group Co., Ltd.	China	31,604,000	16,776
	Siemens AG, ADR	Germany	27,290	3,249
	TNT Express NV	Netherlands	3,846,610	24,202
	Weichai Power Co., Ltd.	China	1,170,000	4,225

	Total			160,505

International Equity Portfolio

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology (6.0%)
	Capcom Co., Ltd.	Japan	468,400	7,333
	Infineon Technologies AG	Germany	1,580,200	16,354
	Konica Minolta, Inc.	Japan	819,800	8,882
	Samsung Electronics Co., Ltd.	South Korea	30,140	33,742
	Software AG	Germany	519,740	12,880
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5,624,945	22,391

	Total			101,582

	Materials (7.2%)
	Akzo Nobel NV	Netherlands	336,140	22,900
	CRH PLC	Ireland	558,050	12,686
	HeidelbergCement AG	Germany	303,280	20,040
	MMC Norilsk Nickel OJSC, ADR	Russia	1,671,710	31,177
	POSCO	South Korea	37,010	11,343
	POSCO, ADR	South Korea	92,600	7,028
	Rexam PLC	United Kingdom	2,173,720	17,325

	Total			122,499

	Telecommunication Services (9.1%)
	China Mobile, Ltd.	Hong Kong	478,700	5,613
	China Telecom Corp., Ltd. - Class H	China	54,694,000	33,596
	Mobile TeleSystems OJSC, ADR	Russia	737,210	11,014
	Singapore Telecommunications, Ltd.	Singapore	10,531,850	31,300
	Telefonica SA	Spain	1,692,450	26,152
	Telenor ASA	Norway	1,699,790	37,299
*	Vivendi	France	201,800	4,863
	Vodafone Group PLC	United Kingdom	1,697,694	5,596

	Total			155,433

	Utilities (1.1%)
	Power Grid Corp. of India, Ltd.	India	8,352,110	18,281

	Total			18,281

	Total Foreign Common Stocks
	(Cost: $1,467,294)			1,635,789

Short-Term Investments (1.8%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Paper (1.8%)
Federal Farm Credit Bank, 0.00%, 10/1/14	United States	30,000,000	30,000

Total Short-Term Investments
(Cost: $30,000)			30,000

Total Investments (97.7%)
(Cost: $1,497,294)(a)			1,665,789

Other Assets, Less
Liabilities (2.3%)			39,426

Net Assets (100.0%)			1,705,215

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $1,497,294 and the net unrealized appreciation of investments based on that cost was $168,495 which is comprised of $273,299 aggregate gross unrealized appreciation and $104,804 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	12.0%
France	10.8%
Germany	10.7%
China	7.6%
Switzerland	6.4%
Netherlands	6.2%
Other	44.0%
Total	97.7%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Energy	$24,199	$179,402	$-
Health Care	30,642	241,452	-
Industrials	3,249	157,256	-
Materials	38,206	84,293	-
Telecommunication Services	11,014	144,419	-
All Others	-	721,657	-
Short-Term Investments	-	30,000	-
Total Assets	$107,310	$1,558,479	$-

During the period ended September 30, 2014, there were transfers from a Level 1 to a Level 2 in the amount of $1,466,527 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on September 30, 2014. These securities did not require the use of fair value procedures on June 30, 2014.

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (19.1%)
	Abril Educacao SA	Brazil	299,460	1,584
	Ajisen China Holdings, Ltd.	Hong Kong	2,419,000	1,919
	Astro Malaysia Holdings Bhd	Malaysia	4,852,100	4,949
	Belle International Holdings, Ltd.	Hong Kong	3,179,000	3,581
	Estacio Participacoes SA	Brazil	271,753	2,824
*	Global Brands Group Holding, Ltd.	Bermuda	15,470,000	3,421
	Guangzhou Automobile Group Co., Ltd.	China	6,890,000	6,629
	Kia Motors Corp.	South Korea	213,029	10,823
	Kroton Educacional SA	Brazil	221,486	1,392
	Li & Fung, Ltd.	Hong Kong	4,180,000	4,741
	Minor International PCL	Thailand	4,993,210	5,698
	Mitra Adiperkasa Tbk PT	Indonesia	1,628,000	735
	Naspers, Ltd. - Class N	South Africa	110,056	12,105
	SACI Falabella	Chile	249,111	1,876
	Stella International Holdings, Ltd.	Hong Kong	2,068,500	5,362
	Techtronic Industries Co.	Hong Kong	2,048,500	5,915
	Woolworths Holdings, Ltd.	South Africa	829,612	5,140

	Total			78,694

	Consumer Staples (11.7%)
	AMBEV SA, ADR	Brazil	716,392	4,692
	Arca Continental SAB de CV	Mexico	197,462	1,356
	AVI, Ltd.	South Africa	117,146	725
	BRF SA	Brazil	65,082	1,548
	Dabur India, Ltd.	India	1,452,121	5,222
	Dairy Farm International Holdings, Ltd.	Hong Kong	237,600	2,264
	E-Mart Co., Ltd.	South Korea	19,389	4,236
	Grupo Lala SAB de CV	Mexico	611,534	1,498
	ITC, Ltd.	India	301,368	1,811
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	447,619	1,056
	LG Household & Health Care, Ltd.	South Korea	5,878	2,801
	M Dias Branco SA	Brazil	61,257	2,443
*	Magnit OJSC	Russia	21,591	5,409
	SABMiller PLC	United Kingdom	132,521	7,364
	Want Want China Holdings, Ltd.	Cayman Islands	2,823,000	3,521
	Wumart Stores, Inc.	China	2,559,000	2,394

	Total			48,340

	Energy (7.6%)
	China Shenhua Energy Co., Ltd. - Class H	China	2,051,000	5,725
*	Gran Tierra Energy, Inc.	United States	612,276	3,384
	INPEX Corp.	Japan	311,700	4,413
*	Lamprell PLC	United Arab Emirates	1,237,335	3,270

	Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
	NovaTek OAO-GDR	Russia	46,379	4,833
	Petroleo Brasileiro SA, ADR	Brazil	339,546	4,818
	Reliance Industries, Ltd.	India	182,585	2,782
	TMK OAO-GDR	Russia	216,120	1,967

	Total			31,192

	Financials (26.5%)
	Banco do Brasil SA	Brazil	139,855	1,446
	Bancolombia SA, ADR	Colombia	30,830	1,749
	BDO Unibank, Inc.	Philippines	2,857,330	6,237
	BM&FBOVESPA SA	Brazil	807,246	3,690
	Bolsa Mexicana de Valores SAB de CV	Mexico	836,401	1,797
	Brasil Insurance Participacoes e Administracao SA	Brazil	554,471	1,812
	Cathay Financial Holding Co., Ltd.	Taiwan	2,975,800	4,835
	China Construction Bank Corp. - Class H	China	9,643,020	6,777
	China Pacific Insurance Group Co., Ltd. - Class H	China	1,483,800	5,204
	Compartamos SAB de CV	Mexico	650,635	1,393
	Concentradora Fibra Danhos SA de CV	Mexico	802,784	2,182
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	1,389,108	2,422
	Credicorp, Ltd.	Bermuda	28,102	4,311
	E.Sun Financial Holding Co., Ltd.	Taiwan	8,848,979	5,361
	First Pacific Co., Ltd.	Hong Kong	3,690,750	3,816
	Grupo Financiero Banorte SAB de CV	Mexico	309,799	1,984
	Hang Lung Properties, Ltd.	Hong Kong	1,289,000	3,654
	Housing Development Finance Corp., Ltd.	India	551,373	9,386
	Iguatemi Empresa de Shopping Centers SA	Brazil	107,691	1,091
	Itau Unibanco Holding SA, ADR	Brazil	147,254	2,044
	Kasikornbank PCL	Thailand	1,754,500	12,665
	Komercni Banka AS	Czech Republic	18,354	4,370
	Kotak Mahindra Bank, Ltd.	India	392,211	6,392
*	Macquarie Mexico Real Estate Management SA de CV	Mexico	162,949	288
*	Prologis Property Mexico SA de CV	Mexico	900,500	1,884
*	Sberbank of Russia	Russia	2,532,539	4,830
	Standard Chartered PLC	United Kingdom	270,175	5,085
	Turkiye Garanti Bankasi AS	Turkey	776,867	2,726
	Turkiye Sinai Kalkinma Bankasi AS	Turkey	125,499	106

	Total			109,537

Emerging Markets Equity Portfolio

	Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care (1.9%)
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	1,035,581	2,483
	OdontoPrev SA	Brazil	579,480	2,107
*	Qualicorp SA	Brazil	129,114	1,277
	Top Glove Corp. Bhd	Malaysia	1,368,300	2,068

	Total			7,935

	Industrials (4.9%)
*	51job, Inc., ADR	China	87,103	2,607
	CCR SA	Brazil	71,224	488
	Copa Holdings SA	Panama	16,765	1,799
*	Diana Shipping, Inc.	Marshall Islands	349,895	3,128
	Glory, Ltd.	Japan	100,800	2,846
	Haitian International Holdings, Ltd.	Cayman Islands	241,000	545
	Localiza Rent a Car SA	Brazil	107,869	1,564
	Mills Estruturas e Servicos de Engenharia SA	Brazil	291,913	2,135
	Pacific Basin Shipping, Ltd.	Bermuda	3,553,614	1,917
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	100,595	1,377
*	TK Corp.	South Korea	117,379	1,728

	Total			20,134

	Information Technology (15.2%)
*	Cognizant Technology Solutions Corp.	United States	254,475	11,393
	Hon Hai Precision Industry Co., Ltd.	Taiwan	600,109	1,890
	MediaTek, Inc.	Taiwan	658,000	9,749
	NAVER Corp.	South Korea	7,086	5,373
	Samsung Electronics Co., Ltd.	South Korea	8,034	8,994
	Seoul Semiconductor Co., Ltd.	South Korea	66,430	1,505
	Siliconware Precision Industries Co.	Taiwan	3,230,000	4,425
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,878,290	19,419

	Total			62,748

	Materials (3.9%)
*	Cemex SAB de CV, ADR	Mexico	184,840	2,410
	Gerdau SA, ADR	Brazil	343,500	1,649
	Grupo Mexico SAB de CV - Series B	Mexico	581,068	1,952
	Iluka Resources, Ltd.	Australia	272,718	1,868
	Klabin SA	Brazil	289,173	1,399
	LG Chem, Ltd.	South Korea	12,013	2,905
	Vale SA, ADR	Brazil	373,632	4,114

	Total			16,297

	Telecommunication Services (5.6%)
	America Movil SAB de CV - Series L, ADR	Mexico	121,030	3,050
	China Mobile, Ltd.	Hong Kong	437,500	5,130
*	Hellenic Telecommunications Organization SA	Greece	140,220	1,834
	Mobile TeleSystems OJSC, ADR	Russia	132,930	1,986

Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
MTN Group, Ltd.	South Africa	256,734	5,411
Orange Polska SA	Poland	697,547	2,453
PT XL Axiata Tbk	Indonesia	6,280,000	3,190

Total			23,054

Utilities (1.3%)
Alupar Investimento SA	Brazil	197,004	1,396
CESC, Ltd.	India	326,080	3,961

Total			5,357

Total Foreign Common Stocks
(Cost: $397,023)			403,288

Short-Term Investments (0.7%)

Commercial Paper (0.7%)
HSBC USA, Inc., 0.00%, 10/1/14	United States	2,705,000	2,705

Total			2,705

Total Short-Term Investments
(Cost: $2,705)			2,705

Total Investments (98.4%)
(Cost: $399,728)(a)			405,993

Other Assets, Less
Liabilities (1.6%)			6,559

Net Assets (100.0%)			412,552

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $399,728 and the net unrealized appreciation of investments based on that cost was $6,265 which is comprised of $36,226 aggregate gross unrealized appreciation and $29,961 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Taiwan	11.1%
Brazil	11.0%
South Korea	9.3%
Hong Kong	8.8%
India	7.2%
China	7.1%
Mexico	6.6%
South Africa	5.7%
Other	31.6%
Total	98.4%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$7,677	$71,017	$-
Consumer Staples	14,858	33,482	-
Energy	15,002	16,190	-
Financials	28,092	81,445	-
Health Care	5,867	2,068	-
Industrials	13,098	7,036	-
Information Technology	11,393	51,355	-
Materials	11,524	4,773	-
Telecommunication Services	5,036	18,018	-
Utilities	1,396	3,961	-
Short-Term Investments	-	2,705	-
Total Assets	$113,943	$292,050	$-

During the period ended September 30, 2014, there were transfers from a Level 1 to a Level 2 in the amount of $256,318 thousand. These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on September 30, 2014. These securities did not require the use of fair value procedures on June 30, 2014.

Money Market Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Autos (8.2%)
American Honda Finance Corp., 0.11%, 10/22/14	5,000,000	5,000
American Honda Finance Corp., 0.230%, 12/5/14	13,000,000	13,000
Toyota Motor Credit Corp., 0.11%, 10/15/14	8,000,000	8,000
Toyota Motor Credit Corp., 0.12%, 10/27/14	5,000,000	4,999
Toyota Motor Credit Corp., 0.13%, 10/7/14	5,000,000	5,000

Total		35,999

Commercial Banks Non-US (9.8%)
Rabobank Nederland of NY, 0.253%, 1/13/15	10,000,000	10,000
Rabobank Nederland of NY, 0.285%, 2/25/15	8,000,000	8,000
Royal Bank of Canada NY, 0.26%, 2/4/15	15,000,000	15,000
Toronto Dominion Holding USA, 0.14%, 10/2/14 144A	5,000,000	5,000
Toronto Dominion Holding USA, 0.14%, 10/20/14 144A	5,000,000	5,000

Total		43,000

Commercial Banks US (9.5%)
Bank of America NA, 0.21%, 10/9/14	13,000,000	13,000
US Bank NA, 0.15%, 10/23/14	17,500,000	17,500
Wells Fargo & Co., 0.14%, 10/10/14	11,400,000	11,400

Total		41,900

Federal Government & Agencies (3.4%)
Federal Home Loan Bank Disc Corp., 0.05%, 12/3/14	5,000,000	4,999
Federal Home Loan Bank Disc Corp., 0.06%, 10/24/14	10,000,000	10,000

Total		14,999

Finance Services (16.4%)
Alpine Securitization, 0.19%, 11/12/14 144A	3,000,000	2,999
Alpine Securitization, 0.19%, 11/14/14 144A	10,000,000	9,998
Alpine Securitization, 0.19%, 11/18/14 144A	5,000,000	4,999
Govco LLC, 0.11%, 10/14/14 144A	18,000,000	17,999
Kells Funding LLC, 0.11%, 10/14/14 144A	4,800,000	4,800
Kells Funding LLC, 0.14%, 10/17/14 144A	13,200,000	13,199

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Liberty Street Funding LLC, 0.13%, 10/3/14 144A	13,000,000	13,000
Liberty Street Funding LLC, 0.15%, 11/17/14 144A	5,000,000	4,999

Total		71,993

Government (25.1%)
US Treasury, 0.06%, 1/31/16	15,000,000	14,995
US Treasury, 0.25%, 11/30/14	30,000,000	30,009
US Treasury, 0.25%, 3/31/15	9,000,000	9,008
US Treasury, 0.375%, 11/15/14	15,000,000	15,006
US Treasury, 1.75%, 7/31/15	10,000,000	10,138
US Treasury, 1.875%, 6/30/15	10,000,000	10,135
US Treasury, 2.125%, 11/30/14	20,800,000	20,870

Total		110,161

Health Care/Pharmaceuticals (2.4%)
Roche Holdings, Inc., 0.08%, 10/21/14 144A	7,100,000	7,100
Roche Holdings, Inc., 0.10%, 11/5/14 144A	3,346,000	3,345

Total		10,445

Information Technology (2.3%)
Google, Inc., 0.07%, 11/12/14 144A	5,000,000	4,999
Microsoft Corp., 0.07%, 10/15/14 144A	5,000,000	5,000

Total		9,999

Machinery (4.0%)
John Deere Bank SA, 0.09%, 10/8/14 144A	8,700,000	8,700
John Deere Bank SA, 0.09%, 10/16/14 144A	9,000,000	8,999

Total		17,699

Miscellaneous Business Credit Institutions (4.1%)
General Electric Capital, 0.12%, 10/9/14	5,000,000	5,000
General Electric Capital, 0.14%, 10/3/14	12,900,000	12,900

Total		17,900

Personal Credit Institutions (6.3%)
Old Line Funding LLC, 0.14%, 11/10/14 144A	3,000,000	2,999
Old Line Funding LLC, 0.14%, 11/24/14 144A	4,500,000	4,499

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions continued
Old Line Funding LLC, 0.16%, 10/1/14 144A	10,000,000	10,000
Thunder Bay Funding LLC, 0.12%, 11/25/14 144A	5,000,000	4,999
Thunder Bay Funding LLC, 0.17%, 10/6/14 144A	5,000,000	5,000

Total		27,497

Short Term Business Credit (8.4%)
Atlantic Asset Securitization LLC, 0.06%, 10/1/14 144A	1,400,000	1,400
Atlantic Asset Securitization LLC, 0.13%, 10/14/14 144A	4,500,000	4,500
Atlantic Asset Securitization LLC, 0.16%, 10/22/14 144A	800,000	800
Atlantic Asset Securitization LLC, 0.16%, 11/13/14 144A	7,900,000	7,899
Atlantic Asset Securitization LLC, 0.17%, 11/19/14 144A	4,300,000	4,299
Sheffield Receivables Corp., 0.15%, 10/22/14 144A	10,000,000	9,999
Sheffield Receivables Corp., 0.18%, 10/16/14 144A	8,000,000	7,999

Total		36,896

Total Money Market Investments
(Cost: $438,488)		438,488

Total Investments (99.9%)
(Cost: $438,488)		438,488

Other Assets, Less
Liabilities (0.1%)		290

Net Assets (100.0%)		438,778

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $184,529 representing 42.1% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$110,161	$-
Corporate Bonds	-	46,000	-
Commercial Paper	-	282,327	-
Total	$-	$438,488	$-

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)
The Boeing Co., 0.95%, 5/15/18	250,000	243
L-3 Communications Corp., 1.50%, 5/28/17	250,000	248
L-3 Communications Corp., 3.95%, 11/15/16	300,000	316

Total		807

Autos & Vehicle Parts (0.6%)
American Honda Finance Corp., 2.125%, 10/10/18	250,000	251
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	127
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	252
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	250,000	258
General Motors Financial Co., 3.50%, 7/10/19	140,000	141
Johnson Controls, Inc., 1.40%, 11/2/17	250,000	248
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	30

Total		1,307

Banking (5.7%)
Abbey National Treasury Services PLC/Stamford CT, 1.375%, 3/13/17	500,000	500
Ally Financial, Inc., 2.75%, 1/30/17	250,000	245
American Express Credit Corp., 2.375%, 3/24/17	250,000	256
Bank of America Corp., 2.00%, 1/11/18	600,000	597
Bank of America Corp., 2.60%, 1/15/19	765,000	764
Bank of America Corp., 2.65%, 4/1/19	190,000	189
Bank of America Corp., 3.625%, 3/17/16	125,000	130
Bank of America Corp., 6.00%, 9/1/17	500,000	557
The Bank of New York Mellon Corp., 1.35%, 3/6/18	250,000	246
The Bank of New York Mellon Corp., 2.20%, 3/4/19	125,000	125
Barclays Bank PLC, 6.05%, 12/4/17 144A	250,000	278
BNP Paribas SA, 2.40%, 12/12/18	250,000	251

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	415,000	414
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	30,000	31
Citigroup, Inc., 1.75%, 5/1/18	350,000	345
Citigroup, Inc., 3.953%, 6/15/16	500,000	525
Fifth Third Bank, 4.75%, 2/1/15	600,000	609
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	250,000	256
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	500,000	562
HSBC Bank NA/New York NY, 6.00%, 8/9/17	250,000	280
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	246
JPMorgan Chase & Co., 1.80%, 1/25/18	850,000	848
JPMorgan Chase & Co., 2.35%, 1/28/19	250,000	249
KeyBank NA/Cleveland OH, 7.413%, 5/6/15	250,000	260
Morgan Stanley, 2.125%, 4/25/18	500,000	500
Morgan Stanley, 3.80%, 4/29/16	250,000	260
Morgan Stanley, 7.30%, 5/13/19	250,000	298
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	339
PNC Bank NA, 4.875%, 9/21/17	250,000	273
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	280
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	163
SunTrust Banks, Inc., 2.35%, 11/1/18	465,000	466
The Toronto-Dominion Bank, 1.40%, 4/30/18	170,000	167
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	358
U.S. Bancorp, 3.442%, 2/1/16	450,000	465
Wells Fargo & Co., 5.625%, 12/11/17	600,000	672

Total		13,004

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Builders & Building Materials (0.0%)
Lennar Corp., 4.50%, 6/15/19	85,000	84

Total		84

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	206

Total		206

Chemicals (0.2%)
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	442

Total		442

Conglomerate & Diversified Manufacturing (0.2%)
Eaton Corp., 1.50%, 11/2/17	335,000	334
Roper Industries, Inc., 2.05%, 10/1/18	180,000	178

Total		512

Consumer Products & Retailing (1.3%)
Colgate-Palmolive Co., 0.90%, 5/1/18	175,000	171
CVS Caremark Corp., 1.20%, 12/5/16	250,000	250
CVS Caremark Corp., 2.25%, 12/5/18	250,000	251
Delhaize Group, 6.50%, 6/15/17	250,000	280
The Home Depot, Inc., 2.25%, 9/10/18	500,000	508
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	280,000	281
Target Corp., 2.30%, 6/26/19	185,000	185
Unilever Capital Corp., 2.75%, 2/10/16	250,000	257
Walgreen Co., 1.80%, 9/15/17	255,000	256
Wal-Mart Stores, Inc., 1.125%, 4/11/18	500,000	493

Total		2,932

Electric Utilities (3.6%)
Arizona Public Service Co., 4.65%, 5/15/15	262,000	268
Commonwealth Edison Co., 2.15%, 1/15/19	250,000	251
Commonwealth Edison Co., 6.15%, 9/15/17	250,000	283
Consumers Energy Co., 5.50%, 8/15/16	247,000	269
Dayton Power & Light Co., 1.875%, 9/15/16	465,000	471

Short-Term Bond Portfolio

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Dominion Resources, Inc., 5.20%, 8/15/19	150,000	170
Dominion Resources, Inc., 6.00%, 11/30/17	500,000	567
Duke Energy Corp., 2.10%, 6/15/18	115,000	116
Duke Energy Indiana, Inc., 0.584%, 7/11/16	500,000	502
Entergy Corp., 4.70%, 1/15/17	340,000	364
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	518
Exelon Corp., 4.90%, 6/15/15	250,000	257
FirstEnergy Corp., 2.75%, 3/15/18	250,000	251
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	274
MidAmerican Energy Co., 2.40%, 3/15/19	500,000	507
Nevada Power Co., 5.95%, 3/15/16	250,000	268
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250,000	251
NextEra Energy Capital Holdings, Inc., 2.40%, 9/15/19	250,000	248
Northeast Utilities, 1.45%, 5/1/18	105,000	103
NSTAR Electric Co., 0.471%, 5/17/16	440,000	440
Peco Energy Co., 1.20%, 10/15/16	250,000	251
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	567
Public Service Electric & Gas Co., 2.30%, 9/15/18	400,000	407
RJS Power Holdings LLC, 5.125%, 7/15/19 144A	140,000	139
Southern Electric Generating Co., 2.20%, 12/1/18 144A	140,000	140
Westar Energy, Inc., 8.625%, 12/1/18	300,000	378

Total		8,260

Energy (1.1%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	500,000	545
Apache Corp., 5.625%, 1/15/17	300,000	328
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	250,000	276
National Oilwell Varco, Inc., 1.35%, 12/1/17	105,000	105
Noble Energy, Inc., 8.25%, 3/1/19	250,000	309

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Rowan Cos., 5.00%, 9/1/17	350,000	378
Sempra Energy, 6.15%, 6/15/18	250,000	286
Talisman Energy, Inc., 5.125%, 5/15/15	245,000	252
Transocean, Inc., 2.50%, 10/15/17	75,000	75

Total		2,554

Entertainment (0.4%)
Time Warner, Inc., 2.10%, 6/1/19	250,000	246
Time Warner, Inc., 3.15%, 7/15/15	135,000	138
Viacom, Inc., 2.20%, 4/1/19	145,000	145
Viacom, Inc., 2.50%, 9/1/18	250,000	253

Total		782

Finance (0.5%)
General Electric Capital Corp., 2.30%, 4/27/17	900,000	925
General Electric Capital Corp., 6.00%, 8/7/19	250,000	291

Total		1,216

Food & Beverage (1.8%)
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	750,000	737
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	326
ConAgra Foods, Inc., 1.90%, 1/25/18	285,000	283
Diageo Capital PLC, 1.125%, 4/29/18	500,000	489
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	250,000	291
Heineken NV, 1.40%, 10/1/17 144A	280,000	278
Mondelez International, Inc., 4.125%, 2/9/16	400,000	417
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	258
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	255
Sysco Corp., 2.35%, 10/2/19	305,000	305
Tyson Foods, Inc., 2.65%, 8/15/19	200,000	200
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	60,000	60
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	80,000	81
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	65,000	66

Total		4,046

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies (0.4%)
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	999

Total		999

Healthcare (0.6%)
AmerisourceBergen Corp., 1.15%, 5/15/17	250,000	248
Baxter International, Inc., 0.95%, 6/1/16	250,000	251
Express Scripts Holding Co., 2.65%, 2/15/17	355,000	365
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	62
McKesson Corp., 1.40%, 3/15/18	275,000	270
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	65,000	65
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	175,000	176

Total		1,437

Insurance (1.5%)
ACE INA Holdings, Inc., 5.80%, 3/15/18	250,000	282
Aetna, Inc., 1.50%, 11/15/17	110,000	110
American International Group, Inc., 5.85%, 1/16/18	445,000	501
Berkshire Hathaway Finance Corp., 1.30%, 5/15/18	250,000	246
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	250,000	267
Humana, Inc., 2.625%, 10/1/19	190,000	190
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	160,000	163
Metropolitan Life Global Funding I, 1.50%, 1/10/18 144A	250,000	248
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	258
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	280,002	286
UnitedHealth Group, Inc., 1.40%, 10/15/17	320,000	319
WellPoint, Inc., 1.875%, 1/15/18	100,000	100
WellPoint, Inc., 2.25%, 8/15/19	500,000	492

Total		3,462

Media (0.8%)
British Sky Broadcasting Group PLC, 2.625%, 9/16/19 144A	515,000	515
CBS Corp., 2.30%, 8/15/19	250,000	246

Short-Term Bond Portfolio

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Media continued
Comcast Corp., 4.95%, 6/15/16	250,000	267
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 1.75%, 1/15/18	250,000	249
Discovery Communications LLC, 3.70%, 6/1/15	180,000	184
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	50,000	50
Time Warner Cable, Inc., 5.85%, 5/1/17	250,000	277

Total		1,788

Metals & Mining (0.1%)
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	250,000	251

Total		251

Oil & Gas (1.2%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	518
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	505
Chevron Corp., 1.718%, 6/24/18	250,000	250
Petro-Canada, 6.05%, 5/15/18	236,000	269
Shell International Finance BV, 1.125%, 8/21/17	350,000	348
Shell International Finance BV, 1.90%, 8/10/18	250,000	250
Total Capital Canada, Ltd., 1.45%, 1/15/18	250,000	249
Total Capital SA, 2.125%, 8/10/18	250,000	253

Total		2,642

Pharmaceuticals (1.1%)
AbbVie, Inc., 1.75%, 11/6/17	750,000	748
Actavis Funding SCS, 2.45%, 6/15/19 144A	100,000	97
Actavis, Inc., 1.875%, 10/1/17	115,000	114
Amgen, Inc., 2.20%, 5/22/19	250,000	247
Celgene Corp., 2.25%, 5/15/19	340,000	338
Gilead Sciences, Inc., 2.05%, 4/1/19	120,000	119
Merck & Co., Inc., 1.30%, 5/18/18	250,000	247
Mylan, Inc., 1.80%, 6/24/16	75,000	76
Mylan, Inc., 2.55%, 3/28/19	95,000	95
Mylan, Inc., 2.60%, 6/24/18	80,000	81

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Perrigo Co., PLC, 1.30%, 11/8/16 144A	180,000	180
Perrigo Co., PLC, 2.30%, 11/8/18 144A	125,000	124

Total		2,466

Pipelines (1.5%)
CenterPoint Energy Resources Corp., 6.00%, 5/15/18	250,000	283
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	271
Enable Midstream Partners LP, 2.40%, 5/15/19 144A	250,000	247
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	407
EnLink Midstream Partners LP, 2.70%, 4/1/19	85,000	85
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	103
Enterprise Products Operating LLC, 6.50%, 1/31/19	250,000	293
NiSource Finance Corp., 5.25%, 9/15/17	250,000	276
ONEOK Partners LP, 3.20%, 9/15/18	250,000	259
ONEOK Partners LP, 3.25%, 2/1/16	230,000	237
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	538
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	275,000	310

Total		3,309

Real Estate Investment Trusts (0.9%)
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	95,000	94
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/6/17 144A	100,000	100
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/6/19 144A	100,000	99
DDR Corp., 4.75%, 4/15/18	250,000	270
ERP Operating LP, 6.584%, 4/13/15	275,000	284
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	301
Simon Property Group LP, 1.50%, 2/1/18 144A	250,000	247

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Ventas Realty LP, 1.25%, 4/17/17	500,000	497
Vornado Realty LP, 2.50%, 6/30/19	140,000	140

Total		2,032

Services (0.2%)
QVC, Inc., 3.125%, 4/1/19	55,000	55
Republic Services, Inc., 5.50%, 9/15/19	250,000	284
Waste Management, Inc., 2.60%, 9/1/16	200,000	206

Total		545

Technology (1.3%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	252
Apple, Inc., 1.00%, 5/3/18	200,000	195
Cisco Systems, Inc., 2.125%, 3/1/19	250,000	250
EMC Corp., 1.875%, 6/1/18	250,000	249
Fidelity National Information Services, Inc., 1.45%, 6/5/17	250,000	249
Hewlett-Packard Co., 2.75%, 1/14/19	275,000	279
International Business Machines Corp., 5.70%, 9/14/17	500,000	560
Oracle Corp., 2.375%, 1/15/19	250,000	253
Oracle Corp., 5.75%, 4/15/18	250,000	284
Xerox Corp., 4.25%, 2/15/15	250,000	253

Total		2,824

Telecommunications (1.0%)
America Movil SAB de CV, 2.375%, 9/8/16	75,000	77
America Movil SAB de CV, 3.625%, 3/30/15	140,000	142
American Tower Corp., 4.50%, 1/15/18	250,000	267
AT&T, Inc., 1.40%, 12/1/17	400,000	398
British Telecommunications PLC, 2.35%, 2/14/19	250,000	250
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	233
Verizon Communications, Inc., 1.10%, 11/1/17	200,000	197
Verizon Communications, Inc., 2.50%, 9/15/16	350,000	359

Short-Term Bond Portfolio

	Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Verizon Communications, Inc., 3.65%, 9/14/18	335,000	353

	Total		2,276

	Transportation (0.6%)
	A.P. Moeller-Maersk A/S, 2.55%, 9/22/19 144A	500,000	501
	Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	750,000	848
	Union Pacific Corp., 2.25%, 2/15/19	85,000	86

	Total		1,435

	Total Corporate Bonds
	(Cost: $61,153)		61,618

	Governments (45.0%)

	Governments (45.0%)
	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	35,430,000	36,602
(b)	US Treasury, 0.50%, 9/30/16	66,020,000	65,912

	Total Governments
	(Cost: $102,495)		102,514

	Municipal Bonds (1.0%)

	Municipal Bonds (1.0%)
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	201
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	191
	Province of Ontario Canada, 2.00%, 9/27/18 GO	1,000,000	1,009
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	314
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	205
	University of California, Series 2011Y-1, 0.652%, 7/1/41 RB	270,000	271

	Total Municipal Bonds
	(Cost: $2,163)		2,191

Structured Products (25.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products (25.3%)
AEP Texas Central Transition Funding LLC, 5.17%, 1/1/18	700,000	756
Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	757
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	1,000,000	996
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	1,775,000	1,773
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	700
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AM, 6.47%, 2/10/51	440,000	494
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AM, 5.582%, 9/11/41	500,000	534
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class AM, 6.048%, 6/11/50	500,000	556
Bear Stearns Commercial Mortgage Securities Trust, Inc., Series 2007-PWR17, Class AAB, 5.703%, 6/11/50	437,438	441
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 2/21/17	365,000	365
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	295,000	295
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A2, 0.96%, 4/20/17	325,000	326
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	500,000	499
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	470,000	470
CD Commerical Mortgage Trust, Series 2007-CD5, Class AMA, 6.316%, 11/15/44	565,000	626

Structured Products (25.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	145,000	145
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	400,000	400
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 6.014%, 7/10/38	500,000	534
Commercial Mortgage Trust, Series 2001-J2A, Class C, 6.586%, 7/16/34	469,383	507
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AM, 5.10%, 8/15/38	285,000	294
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49	1,933,827	1,944
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.604%, 5/15/18	1,000,000	1,001
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	382,684	386
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	2,939,345	2,830
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.637%, 8/25/20 IO	2,296,453	149
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,106,163	1,113
Federal Home Loan Mortgage Corp., 2.50%, 1/1/24	2,316,097	2,367
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	71,220	75
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	377,013	411
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	922,887	933
Federal National Mortgage Association, Series 2013-74, Class AD, 2.00%, 7/25/23	959,771	969
Federal National Mortgage Association, 2.50%, 6/1/22	2,410,574	2,471

Short-Term Bond Portfolio

Structured Products (25.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 2.50%, 10/1/22	1,642,162	1,683
Federal National Mortgage Association, 2.50%, 12/1/22	404,308	414
Federal National Mortgage Association, Series 2011-113, Class AG, 2.50%, 11/25/26	546,488	558
Federal National Mortgage Association, 3.00%, 12/1/20	2,145,011	2,233
Federal National Mortgage Association, 3.00%, 12/1/21	1,189,297	1,238
Federal National Mortgage Association, 3.00%, 6/1/22	508,239	529
Federal National Mortgage Association, 3.00%, 11/1/22	630,486	657
Federal National Mortgage Association, 3.00%, 4/1/24	986,423	1,025
Federal National Mortgage Association, 6.00%, 8/1/22	206,354	226
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.38%, 12/15/20	500,000	498
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/15/17	260,000	260
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	220,000	220
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	350,000	350
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	425,000	424
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.42%, 8/15/19	400,000	399
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	204
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	575,000	586
Ford Credit Auto Owner Trust, Series 2011-A, Class D, 3.21%, 7/15/17	110,000	112

Structured Products (25.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	500,000	498
GE Equipment Small Ticket LLC, Series 2014-1A, Class A4, 1.44%, 10/25/21 144A	300,000	301
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	1,779,260	1,779
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	150,000	150
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	445,000	458
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM, 5.616%, 12/12/44	600,000	630
John Deere Owner Trust, Series 2014-A, Class A3, 0.92%, 4/16/18	600,000	599
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	485,000	520
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.058%, 4/15/45	730,000	783
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM, 6.082%, 2/12/51	350,000	389
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 6.163%, 2/15/51	680,000	734
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	430
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	21,500	22
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 12/16/19	470,000	470
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.462%, 11/12/37	360,000	375

Structured Products (25.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	350,000	368
ML-CFC Commerical Mortgage Trust, Series 2006-4, Class AM, 5.204%, 12/12/49	210,000	226
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073%, 8/13/42	600,000	614
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	1,000,000	1,001
Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.305%, 6/25/36	909,422	902
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16%, 1/15/16	665,000	666
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	725,000	726
Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	138,288	140
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82%, 8/15/17	440,000	446
TIAA Seasoned Commerical Mortgage Trust, Series 2007-C4, Class AJ, 5.573%, 8/15/39	491,000	511
Toyota Auto Receivables Owners Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	1,500,000	1,496
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18 144A	2,400,000	2,407
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	984
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, 5.90%, 5/15/43	496,000	528

Short-Term Bond Portfolio

	Structured Products (25.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	685,354	702

	Total Structured Products
	(Cost: $57,595)		57,588

	Short-Term Investments (1.5%)

	Commercial Paper (1.5%)
(b)	Cox Enterprises, Inc., 0.25%, 10/1/14 144A	1,000,000	1,000
(b)	Enterprise Products, 0.22%, 10/6/14 144A	700,000	700
(b)	Federal Home Loan Banks, 0.02%, 11/21/14	400,000	400
(b)	Federal Home Loan Banks, 0.02%, 11/26/14	400,000	400
(b)	Time Warner Cable, Inc., 0.23%, 10/2/14 144A	1,000,000	1,000

	Total		3,500

	Total Short-Term Investments
	(Cost: $3,500)		3,500

	Total Investments (99.9%)
	(Cost: $226,906)(a)		227,411

	Other Assets, Less
	Liabilities (0.1%)		268

	Net Assets (100.0%)		227,679

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $12,796 representing 5.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $226,906 and the net unrealized appreciation of investments based on that cost was $505 which is comprised of $885 aggregate gross unrealized appreciation and $380 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2014, $27,289)	230	12/14	$90
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2014, $413)	3	12/14	(1)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2014, $3,255)	26	12/14	14
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2014, $31,960)	146	12/14	(9)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2014, $300)	2	12/14	5

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$102,514	$-
Municipal Bonds	-	2,191	-
Corporate Bonds	-	61,618	-
Structured Products	-	55,644	1,944
Short-Term Investments	-	3,500	-
Other Financial Instruments^
Futures	109	-	-
Total Assets	$109	$225,467	$1,944
Liabilities:
Other Financial Instruments^
Futures	(10)	-	-
Total Liabilities	$(10)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the period ended September 30, 2014, there were transfers from a Level 3 to a Level 2 in the amount of $2,806 thousand. The transfers were the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party utilizing a broker quote.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2014. (Amounts in thousands)

Category	Market Value 06/30/14	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value 09/30/14	Net Change in Unrealized Appreciation/ (Depreciation) on Invetments Held at 09/30/14
Structured Products	$4,698	$155	$95	$-	$-	$(8)	$-	$2,806	$1,944	$(8)

Select Bond Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)
BAE Systems Holdings, Inc., 3.80%, 10/7/24 144A	1,400,000	1,396
Boeing Capital Corp., 2.125%, 8/15/16	1,240,000	1,271
General Dynamics Corp., 2.25%, 11/15/22	1,500,000	1,422
L-3 Communications Corp., 4.75%, 7/15/20	580,000	626
L-3 Communications Corp., 4.95%, 2/15/21	2,420,000	2,630
L-3 Communications Corp., 5.20%, 10/15/19	1,630,000	1,800
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,150
Lockheed Martin Corp., 3.35%, 9/15/21	500,000	515
Lockheed Martin Corp., 4.07%, 12/15/42	267,000	253
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	555
Raytheon Co., 3.125%, 10/15/20	1,000,000	1,026

Total		12,644

Autos & Vehicle Parts (0.9%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	2,500,000	2,553
American Honda Finance Corp., 2.125%, 10/10/18	2,000,000	2,010
Daimler Finance North America LLC, 2.25%, 9/3/19 144A	170,000	168
Daimler Finance North America LLC, 2.875%, 3/10/21 144A	2,105,000	2,116
Daimler Finance North America LLC, 3.25%, 8/1/24 144A	565,000	556
Ford Motor Co., 7.45%, 7/16/31	2,000,000	2,641
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	2,000,000	2,018
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	2,000,000	2,272
General Motors Financial Co., Inc., 3.50%, 7/10/19	1,860,000	1,874
Johnson Controls, Inc., 3.625%, 7/2/24	525,000	521
Johnson Controls, Inc., 4.625%, 7/2/44	955,000	932
Johnson Controls, Inc., 4.95%, 7/2/64	955,000	932
Toyota Motor Credit Corp., 1.75%, 5/22/17	3,000,000	3,038

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued
Toyota Motor Credit Corp., 3.30%, 1/12/22	2,900,000	2,989
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,850,000	1,906

Total		26,526

Banking (4.8%)
Ally Financial, Inc., 2.75%, 1/30/17	3,750,000	3,675
American Express Co., 6.15%, 8/28/17	1,500,000	1,689
American Express Credit Corp., 1.30%, 7/29/16	875,000	881
Australia & New Zealand Banking Group, Ltd., 4.50%, 3/19/24 144A	3,310,000	3,338
Bank of America Corp., 2.60%, 1/15/19	1,710,000	1,707
Bank of America Corp., 3.30%, 1/11/23	2,660,000	2,594
Bank of America Corp., 4.20%, 8/26/24	1,300,000	1,289
Bank of America Corp., 5.00%, 1/21/44	2,750,000	2,901
Bank of America Corp., 5.75%, 12/1/17	1,875,000	2,086
Bank of Montreal, 2.55%, 11/6/22	1,630,000	1,573
The Bank of New York Mellon Corp., 3.55%, 9/23/21	2,785,000	2,893
Bank of Nova Scotia, 1.375%, 12/18/17	1,315,000	1,300
Barclays Bank PLC, 6.05%, 12/4/17 144A	2,000,000	2,223
Barclays PLC, 4.375%, 9/11/24	2,000,000	1,938
Blackstone Holdings Finance Co. LLC, 5.00%, 6/15/44 144A	2,220,000	2,328
BNP Paribas SA, 2.40%, 12/12/18	4,000,000	4,011
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	1,190,000	1,188
Citigroup, Inc., 3.953%, 6/15/16	5,710,000	5,997
Citigroup, Inc., 4.00%, 8/5/24	4,000,000	3,919
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	650,000	685

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.625%, 12/1/23	575,000	596
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, 12/1/43	2,410,000	2,737
Discover Bank of Greenwood Delaware, 4.25%, 3/13/26	1,275,000	1,304
Fifth Third Bank, 4.75%, 2/1/15	2,000,000	2,029
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	4,000,000	4,097
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	3,130,000	3,504
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	2,000,000	2,255
HSBC Holdings PLC, 5.625%, 12/29/49	790,000	785
HSBC Holdings PLC, 6.375%, 12/29/49	790,000	789
HSBC Holdings PLC, 6.80%, 6/1/38	680,000	872
JPMorgan Chase & Co., 3.15%, 7/5/16	10,850,000	11,229
JPMorgan Chase & Co., 3.20%, 1/25/23	2,070,000	2,021
JPMorgan Chase & Co., 5.625%, 8/16/43	2,500,000	2,770
JPMorgan Chase & Co., 6.00%, 1/15/18	1,290,000	1,452
KKR Group Finance Co. III LLC, 5.125%, 6/1/44 144A	3,670,000	3,812
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	5,415,000	6,091
Morgan Stanley, 3.75%, 2/25/23	3,000,000	2,996
Morgan Stanley, 3.80%, 4/29/16	1,225,000	1,276
Morgan Stanley, 3.875%, 4/29/24	1,000,000	999
Morgan Stanley, 4.10%, 5/22/23	1,000,000	997
Morgan Stanley, 4.75%, 3/22/17	2,295,000	2,466
Nordea Bank AB, 4.875%, 1/27/20 144A	760,000	845
Nordea Bank AB, 5.50%, 9/29/49 144A	1,025,000	1,007

Select Bond Portfolio

	Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Nordea Bank AB, 6.125%, 12/29/49 144A	420,000	412
	The Northern Trust Co., 5.85%, 11/9/17	250,000	281
	People’s United Bank, 4.00%, 7/15/24	2,000,000	1,986
	PNC Bank NA, 2.95%, 1/30/23	3,000,000	2,912
	PNC Bank NA, 3.80%, 7/25/23	2,000,000	2,054
	Royal Bank of Canada, 1.45%, 9/9/16	2,000,000	2,020
	Royal Bank of Canada, 2.20%, 7/27/18	2,000,000	2,024
	The Royal Bank of Scotland PLC, 5.625%, 8/24/20	1,230,000	1,400
	Standard Chartered PLC, 3.20%, 5/12/16 144A	1,615,000	1,672
	Standard Chartered PLC, 5.20%, 1/26/24 144A	2,000,000	2,096
	State Street Corp., 2.875%, 3/7/16	1,000,000	1,032
	SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	1,330,000	1,268
	SunTrust Banks, Inc., 6.00%, 9/11/17	1,000,000	1,123
	The Toronto-Dominion Bank, 2.625%, 9/10/18	2,000,000	2,045
	U.S. Bancorp, 3.442%, 2/1/16	1,810,000	1,870
(d)	Washington Mutual Bank, 6.75%, 5/20/36	1,100,000	-
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,620,000	-
	Wells Fargo & Co., 3.45%, 2/13/23	2,185,000	2,147
	Wells Fargo & Co., 4.10%, 6/3/26	3,500,000	3,488
	Wells Fargo & Co., 4.60%, 4/1/21	1,845,000	2,021

	Total		136,995

	Basic Materials (0.2%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	2,385,000	2,695
	Georgia-Pacific LLC, 7.75%, 11/15/29	145,000	199
	International Paper Co., 4.80%, 6/15/44	2,000,000	1,937

	Total		4,831

	Builders & Building Materials (0.2%)
	Lennar Corp., 4.50%, 6/15/19	1,120,000	1,110
	M.D.C. Holdings, Inc., 5.50%, 1/15/24	4,000,000	3,941

	Total		5,051

	Capital Goods (0.4%)
	Caterpillar Financial Services Corp., 1.625%, 6/1/17	1,365,000	1,379
	Caterpillar Financial Services Corp., 2.45%, 9/6/18	2,000,000	2,041

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued
Caterpillar, Inc., 3.803%, 8/15/42	1,135,000	1,053
Deere & Co., 2.60%, 6/8/22	1,200,000	1,165
John Deere Capital Corp., 0.70%, 9/4/15	1,500,000	1,505
John Deere Capital Corp., 1.20%, 10/10/17	1,020,000	1,016
John Deere Capital Corp., 2.25%, 4/17/19	1,150,000	1,159
John Deere Capital Corp., 2.80%, 1/27/23	1,545,000	1,517

Total		10,835

Chemicals (0.5%)
Celanese US Holdings LLC, 4.625%, 11/15/22	1,000,000	980
The Dow Chemical Co., 4.25%, 10/1/20	2,000,000	1,926
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,500,000	1,579
Eastman Chemical Co., 7.25%, 1/15/24	200,000	244
LYB International Finance BV, 4.875%, 3/15/44	1,635,000	1,669
LyondellBasell Industries NV, 5.00%, 4/15/19	750,000	828
LyondellBasell Industries NV, 6.00%, 11/15/21	880,000	1,026
Monsanto Co., 2.75%, 7/15/21	1,500,000	1,487
Monsanto Co., 4.20%, 7/15/34	1,500,000	1,511
Monsanto Co., 5.125%, 4/15/18	110,000	122
The Mosaic Co., 4.25%, 11/15/23	855,000	890
Praxair, Inc., 3.55%, 11/7/42	2,000,000	1,813

Total		14,075

Conglomerate & Diversified Manufacturing (0.5%)
Amsted Industries, Inc., 5.00%, 3/15/22 144A	2,000,000	1,942
Eaton Corp., 2.75%, 11/2/22	4,500,000	4,339
Honeywell International, Inc., 4.25%, 3/1/21	1,000,000	1,101
Ingersoll-Rand Global Holding Co., 2.875%, 1/15/19	475,000	485
Ingersoll-Rand Global Holding Co., 4.25%, 6/15/23	500,000	524
Roper Industries, Inc., 3.125%, 11/15/22	1,645,000	1,603
United Technologies Corp., 3.10%, 6/1/22	2,035,000	2,034
United Technologies Corp., 4.50%, 6/1/42	1,250,000	1,308

Total		13,336

Consumer Products & Retailing (1.8%)
Costco Wholesale Corp., 1.70%, 12/15/19	3,685,000	3,599

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
CVS Caremark Corp., 5.30%, 12/5/43	530,000	594
CVS Pass-Through Trust, 6.036%, 12/10/28	1,272,130	1,471
Delhaize Group SA, 4.125%, 4/10/19	1,900,000	2,000
The Home Depot, Inc., 2.00%, 6/15/19	475,000	472
The Home Depot, Inc., 2.25%, 9/10/18	3,500,000	3,556
The Home Depot, Inc., 3.75%, 2/15/24	1,500,000	1,563
The Home Depot, Inc., 4.40%, 4/1/21	455,000	506
The Home Depot, Inc., 5.875%, 12/16/36	655,000	807
The Kroger Co., 4.00%, 2/1/24	1,125,000	1,155
The Kroger Co., 7.50%, 4/1/31	775,000	1,011
Limited Brands, Inc., 5.625%, 2/15/22	2,000,000	2,085
Lowe’s Cos., Inc., 3.80%, 11/15/21	335,000	354
Lowe’s Cos., Inc., 3.875%, 9/15/23	2,000,000	2,096
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	2,000,000	2,110
Nordstrom, Inc., 6.25%, 1/15/18	570,000	650
The Procter & Gamble Co., 2.30%, 2/6/22	2,500,000	2,447
The Procter & Gamble Co., 5.55%, 3/5/37	1,145,000	1,405
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	1,595,000	1,598
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	900,000	884
Signet UK Finance PLC, 4.70%, 6/15/24	4,000,000	4,022
Target Corp., 2.30%, 6/26/19	735,000	736
Target Corp., 2.90%, 1/15/22	1,000,000	990
Target Corp., 3.50%, 7/1/24	1,000,000	1,001
Tiffany & Co., 3.80%, 10/1/24 144A	855,000	854
Tiffany & Co., 4.90%, 10/1/44 144A	1,250,000	1,248
The TJX Cos., Inc., 2.50%, 5/15/23	1,065,000	1,017
The TJX Cos., Inc., 2.75%, 6/15/21	960,000	957
Unilever Capital Corp., 2.20%, 3/6/19	3,000,000	3,028
Unilever Capital Corp., 4.25%, 2/10/21	1,000,000	1,099
Wal-Mart Stores, Inc., 1.95%, 12/15/18	1,000,000	1,004
Wal-Mart Stores, Inc., 2.80%, 4/15/16	770,000	796
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,250,000	1,302
Wal-Mart Stores, Inc., 3.625%, 7/8/20	655,000	697

Select Bond Portfolio

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Wal-Mart Stores, Inc., 4.30%, 4/22/44	1,930,000	1,941
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,230,000	1,490

Total		52,545

Electric Utilities (3.1%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	746
Alabama Power Co., 3.95%, 6/1/21	2,000,000	2,143
Alabama Power Co., 4.15%, 8/15/44	1,300,000	1,290
American Transmission Systems, Inc., 5.00%, 9/1/44 144A	1,915,000	1,927
Appalachian Power Co., 4.60%, 3/30/21	1,000,000	1,104
Arizona Public Service Co., 5.05%, 9/1/41	900,000	1,019
Arizona Public Service Co., 8.75%, 3/1/19	220,000	280
Bruce Mansfield Unit, 6.85%, 6/1/34	776,290	852
CenterPoint Energy, Inc., 6.50%, 5/1/18	775,000	894
Commonwealth Edison Co., 4.00%, 8/1/20	1,000,000	1,076
Commonwealth Edison Co., 4.70%, 1/15/44	915,000	1,002
Commonwealth Edison Co., 5.875%, 2/1/33	215,000	266
Commonwealth Edison Co., 6.15%, 9/15/17	250,000	283
Connecticut Light & Power Co., 5.65%, 5/1/18	320,000	362
Constellation Energy Group, Inc., 5.15%, 12/1/20	430,000	476
Consumers Energy Co., 3.125%, 8/31/24	2,000,000	1,988
Consumers Energy Co., 3.375%, 8/15/23	630,000	647
Dayton Power & Light Co., 1.875%, 9/15/16	1,870,000	1,895
The Detroit Edison Co., 3.45%, 10/1/20	1,070,000	1,115
The Detroit Edison Co., 5.45%, 2/15/35	105,000	122
Dominion Resources, Inc., 1.40%, 9/15/17	2,000,000	1,986
DTE Energy Co., 6.375%, 4/15/33	595,000	747
Duke Energy Corp., 3.75%, 4/15/24	1,750,000	1,794
Duke Energy Corp., 6.25%, 6/15/18	95,000	109
Duke Energy Ohio, Inc., 3.80%, 9/1/23	365,000	382
Duke Energy Progress, Inc., 2.80%, 5/15/22	1,480,000	1,469
Duke Energy Progress, Inc., 4.10%, 3/15/43	3,000,000	2,978
Entergy Corp., 5.125%, 9/15/20	1,750,000	1,923

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Entergy Gulf States Louisiana LLC, 3.78%, 4/1/25	2,000,000	2,019
Entergy Louisiana LLC, 3.78%, 4/1/25	2,000,000	2,023
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,745,000	1,797
Exelon Generation Co. LLC, 4.25%, 6/15/22	2,000,000	2,061
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	1,400,000	1,486
MidAmerican Energy Co., 2.40%, 3/15/19	2,000,000	2,027
Mississippi Power Co., 4.75%, 10/15/41	1,600,000	1,663
Monongahela Power Co., 5.40%, 12/15/43 144A	1,025,000	1,173
Nevada Power Co., 5.95%, 3/15/16	235,000	252
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	3,535,000	3,831
Northeast Utilities, 2.80%, 5/1/23	1,430,000	1,377
Northeast Utilities, 4.50%, 11/15/19	105,000	114
Northern States Power Co./MN, 2.60%, 5/15/23	2,000,000	1,921
NV Energy, Inc., 6.25%, 11/15/20	900,000	1,058
Ohio Edison Co., 6.875%, 7/15/36	280,000	366
Ohio Power Co., 5.375%, 10/1/21	1,000,000	1,159
Pacific Gas & Electric Co., 3.40%, 8/15/24	1,510,000	1,499
Pacific Gas & Electric Co., 3.85%, 11/15/23	535,000	555
Pacific Gas & Electric Co., 4.75%, 2/15/44	1,800,000	1,900
Pacific Gas & Electric Co., 5.125%, 11/15/43	1,110,000	1,237
Pacific Gas & Electric Co., 5.625%, 11/30/17	535,000	599
PacifiCorp., 3.85%, 6/15/21	2,000,000	2,144
Peco Energy Co., 1.20%, 10/15/16	1,085,000	1,091
Peco Energy Co., 2.375%, 9/15/22	1,255,000	1,204
Potomac Electric Power Co., 6.50%, 11/15/37	355,000	475
PPL Capital Funding, Inc., 4.20%, 6/15/22	1,075,000	1,144
PPL Capital Funding, Inc., 4.70%, 6/1/43	1,500,000	1,537
Public Service Co. of Colorado, 2.50%, 3/15/23	1,000,000	959
Public Service Co. of Colorado, 3.20%, 11/15/20	1,335,000	1,386
Public Service Co. of New Mexico, 5.35%, 10/1/21	1,080,000	1,182

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Public Service Electric & Gas Co., 2.30%, 9/15/18	2,000,000	2,033
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	720
Public Service Electric & Gas Co., 3.65%, 9/1/42	855,000	791
Puget Energy, Inc., 5.625%, 7/15/22	1,000,000	1,147
Puget Sound Energy, Inc., 6.274%, 3/15/37	950,000	1,246
RJS Power Holdings LLC, 5.125%, 7/15/19 144A	1,860,000	1,841
San Diego Gas & Electric Co., 3.60%, 9/1/23	1,395,000	1,456
San Diego Gas & Electric Co., 6.125%, 9/15/37	380,000	490
Southern California Edison Co., 3.50%, 10/1/23	1,755,000	1,806
Southern Electric Generating Co., 2.20%, 12/1/18 144A	1,715,000	1,719
Tampa Electric Co., 5.40%, 5/15/21	630,000	726
Union Electric Co., 3.90%, 9/15/42	1,145,000	1,103
Union Electric Co., 6.40%, 6/15/17	330,000	370
Union Electric Co., 6.70%, 2/1/19	385,000	457
Virginia Electric & Power Co., 3.45%, 9/1/22	1,665,000	1,722
Virginia Electric & Power Co., 5.40%, 4/30/18	115,000	129

Total		89,870

Energy (1.3%)
Anadarko Petroleum Corp., 6.20%, 3/15/40	2,000,000	2,446
Anadarko Petroleum Corp., 6.375%, 9/15/17	2,000,000	2,267
Apache Corp., 3.25%, 4/15/22	1,000,000	1,002
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	1,011,000	1,118
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	235,000	275
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	635,000	781
Cimarex Energy Co., 4.375%, 6/1/24	925,000	932
ConocoPhillips, 6.00%, 1/15/20	3,605,000	4,241
Continental Resources, Inc., 3.80%, 6/1/24	1,500,000	1,469
Devon Energy Corp., 1.875%, 5/15/17	985,000	994
Devon Energy Corp., 3.25%, 5/15/22	1,500,000	1,489
Encana Corp., 3.90%, 11/15/21	1,300,000	1,342
Encana Corp., 6.50%, 2/1/38	325,000	400

Select Bond Portfolio

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
EOG Resources, Inc., 4.40%, 6/1/20	600,000	654
Hess Corp., 3.50%, 7/15/24	1,310,000	1,295
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/1/24 144A	1,000,000	963
Marathon Oil Corp., 6.60%, 10/1/37	280,000	353
National Oilwell Varco, Inc., 1.35%, 12/1/17	325,000	324
National Oilwell Varco, Inc., 2.60%, 12/1/22	1,145,000	1,094
Noble Energy, Inc., 4.15%, 12/15/21	315,000	334
Noble Energy, Inc., 5.25%, 11/15/43	2,000,000	2,110
Noble Energy, Inc., 6.00%, 3/1/41	720,000	830
Occidental Petroleum Corp., 4.125%, 6/1/16	720,000	759
Rowan Cos., 4.75%, 1/15/24	2,000,000	2,011
Rowan Cos., 5.85%, 1/15/44	1,625,000	1,599
Sempra Energy, 2.875%, 10/1/22	850,000	829
Sempra Energy, 6.15%, 6/15/18	480,000	548
Talisman Energy, Inc., 3.75%, 2/1/21	1,800,000	1,819
Transocean, Inc., 6.375%, 12/15/21	1,585,000	1,686

Total		35,964

Entertainment (0.4%)
Activision Blizzard, Inc., 5.625%, 9/15/21 144A	1,500,000	1,560
Historic TW, Inc., 6.625%, 5/15/29	1,500,000	1,863
Historic TW, Inc., 6.875%, 6/15/18	385,000	450
Time Warner, Inc., 2.10%, 6/1/19	1,500,000	1,474
Time Warner, Inc., 3.55%, 6/1/24	1,500,000	1,478
Time Warner, Inc., 5.35%, 12/15/43	2,075,000	2,234
The Walt Disney Co., 2.55%, 2/15/22	1,000,000	980

Total		10,039

Finance (0.6%)
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21 144A	4,000,000	3,980
General Electric Capital Corp., 3.45%, 5/15/24	2,760,000	2,768
General Electric Capital Corp., 5.625%, 5/1/18	5,495,000	6,212
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	2,500,000	2,663
HSBC Finance Corp., 6.676%, 1/15/21	1,500,000	1,759

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Finance continued

Total		17,382

Food & Beverage (1.7%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	470,000	556
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	2,625,000	2,480
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,400,000	1,579
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	2,350,000	3,564
Archer-Daniels-Midland Co., 4.479%, 3/1/21	575,000	634
The Coca-Cola Co., 2.50%, 4/1/23	2,000,000	1,914
The Coca-Cola Co., 3.15%, 11/15/20	3,995,000	4,162
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	1,955,000	1,963
Coca-Cola Femsa SAB de CV, 3.875%, 11/26/23	975,000	1,006
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	1,335,000	1,483
ConAgra Foods, Inc., 1.90%, 1/25/18	775,000	770
ConAgra Foods, Inc., 3.20%, 1/25/23	617,000	592
Diageo Capital PLC, 1.125%, 4/29/18	1,500,000	1,465
Diageo Capital PLC, 2.625%, 4/29/23	1,840,000	1,752
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	285
General Mills, Inc., 3.15%, 12/15/21	940,000	954
Heineken NV, 1.40%, 10/1/17 144A	720,000	715
Heineken NV, 2.75%, 4/1/23 144A	1,075,000	1,025
Kellogg Co., 3.25%, 5/21/18	625,000	651
Kraft Foods Group, Inc., 2.25%, 6/5/17	475,000	484
Kraft Foods Group, Inc., 3.50%, 6/6/22	400,000	405
Kraft Foods Group, Inc., 5.375%, 2/10/20	372,000	419
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,093,000	1,254
Mead Johnson Nutrition Co., 4.60%, 6/1/44	500,000	504
Mead Johnson Nutrition Co., 4.90%, 11/1/19	1,635,000	1,804
Mondelez International, Inc., 4.00%, 2/1/24	3,000,000	3,074
Mondelez International, Inc., 6.50%, 2/9/40	1,720,000	2,157
PepsiCo, Inc., 2.75%, 3/5/22	1,000,000	982
PepsiCo, Inc., 7.90%, 11/1/18	460,000	565
Pernod-Ricard SA, 5.75%, 4/7/21 144A	1,300,000	1,481

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	1,545,000	1,575
Sysco Corp., 2.35%, 10/2/19	610,000	610
Sysco Corp., 3.50%, 10/2/24	925,000	928
TreeHouse Foods, Inc., 4.875%, 3/15/22	500,000	493
Tyson Foods, Inc., 3.95%, 8/15/24	525,000	526
Tyson Foods, Inc., 4.875%, 8/15/34	660,000	679
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	285,000	286
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	380,000	384
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	320,000	322
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	760,000	771
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	490,000	497

Total		47,750

Foreign Agencies (0.2%)
Pemex Project Funding Master Trust, 6.625%, 6/15/35	460,000	534
Statoil ASA, 2.45%, 1/17/23	3,000,000	2,863
Statoil ASA, 2.90%, 11/8/20	3,000,000	3,059

Total		6,456

Healthcare (0.4%)
Express Scripts Holding Co., 2.25%, 6/15/19	820,000	809
Express Scripts Holding Co., 2.65%, 2/15/17	895,000	920
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,000,000	1,053
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	750,000	795
McKesson Corp., 2.284%, 3/15/19	815,000	809
McKesson Corp., 2.85%, 3/15/23	680,000	650
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,825,000	2,125
Tenet Healthcare Corp., 4.375%, 10/1/21	2,000,000	1,915
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	675,000	674
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	520,000	521
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	575,000	595
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	375,000	412

Total		11,278

Insurance (1.5%)
Aetna, Inc., 1.50%, 11/15/17	270,000	269

Select Bond Portfolio

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
Aetna, Inc., 2.75%, 11/15/22	635,000	607
American International Group, Inc., 3.375%, 8/15/20	3,680,000	3,790
American International Group, Inc., 4.50%, 7/16/44	1,225,000	1,210
American International Group, Inc., 4.875%, 6/1/22	2,605,000	2,865
Aon PLC, 3.50%, 6/14/24	1,600,000	1,567
Aon PLC, 4.60%, 6/14/44	1,110,000	1,106
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,000,000	1,995
The Hartford Financial Services Group, Inc., 4.30%, 4/15/43	1,000,000	956
Humana, Inc., 2.625%, 10/1/19	760,000	759
Humana, Inc., 4.95%, 10/1/44	765,000	767
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	645,000	656
Marsh & McLennan Cos., Inc., 3.50%, 6/3/24	1,665,000	1,671
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	205,000	226
MassMutual Global Funding II, 2.30%, 9/28/15 144A	2,100,000	2,141
MetLife, Inc., 4.368%, 9/15/23	1,330,000	1,422
MetLife, Inc., 4.875%, 11/13/43	500,000	532
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	2,060,000	2,186
New York Life Global Funding, 2.45%, 7/14/16 144A	2,000,000	2,058
Old Republic International Corp., 4.875%, 10/1/24	2,000,000	2,003
Prudential Financial, Inc., 3.50%, 5/15/24	3,500,000	3,464
Prudential Financial, Inc., 5.375%, 6/21/20	689,000	780
Prudential Financial, Inc., 5.70%, 12/14/36	320,000	368
Prudential Financial, Inc., 6.20%, 11/15/40	2,632,000	3,220
UnitedHealth Group, Inc., 1.40%, 10/15/17	285,000	285
UnitedHealth Group, Inc., 2.75%, 2/15/23	335,000	324
UnitedHealth Group, Inc., 2.875%, 3/15/22	335,000	333
UnitedHealth Group, Inc., 3.95%, 10/15/42	145,000	135
UnitedHealth Group, Inc., 4.70%, 2/15/21	1,020,000	1,138
WellPoint, Inc., 2.25%, 8/15/19	1,000,000	985
WellPoint, Inc., 3.125%, 5/15/22	170,000	168

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
WellPoint, Inc., 3.30%, 1/15/23	1,745,000	1,725
WellPoint, Inc., 3.50%, 8/15/24	740,000	722
WellPoint, Inc., 3.70%, 8/15/21	75,000	77
WellPoint, Inc., 4.35%, 8/15/20	35,000	38
WellPoint, Inc., 4.65%, 8/15/44	790,000	768

Total		43,316

Media (1.5%)
21st Century Fox America, Inc., 3.00%, 9/15/22	1,000,000	971
21st Century Fox America, Inc., 4.00%, 10/1/23	940,000	973
21st Century Fox America, Inc., 5.40%, 10/1/43	2,420,000	2,644
21st Century Fox America, Inc., 6.90%, 8/15/39	300,000	386
British Sky Broadcasting Group PLC, 2.625%, 9/16/19 144A	225,000	225
British Sky Broadcasting Group PLC, 3.75%, 9/16/24 144A	555,000	554
CBS Corp., 2.30%, 8/15/19	1,000,000	986
CBS Corp., 3.375%, 3/1/22	225,000	225
CBS Corp., 4.90%, 8/15/44	1,000,000	989
Comcast Corp., 2.85%, 1/15/23	3,760,000	3,684
Comcast Corp., 4.20%, 8/15/34	1,250,000	1,239
Comcast Corp., 4.50%, 1/15/43	1,740,000	1,763
Comcast Corp., 4.65%, 7/15/42	1,740,000	1,797
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	2,000,000	2,033
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	1,000,000	1,041
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	245,000	266
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	960,000	971
Discovery Communications LLC, 3.25%, 4/1/23	120,000	116
Discovery Communications LLC, 4.875%, 4/1/43	305,000	302
Discovery Communications LLC, 4.95%, 5/15/42	30,000	30

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Media continued
Discovery Communications LLC, 5.05%, 6/1/20	576,000	639
Inmarsat Finance PLC, 4.875%, 5/15/22 144A	2,500,000	2,444
NBCUniversal Media LLC, 4.45%, 1/15/43	1,740,000	1,744
NBCUniversal Media LLC, 6.40%, 4/30/40	890,000	1,146
Outerwall, Inc., 5.875%, 6/15/21 144A	3,500,000	3,299
Time Warner Cable, Inc., 4.00%, 9/1/21	2,000,000	2,104
Time Warner Cable, Inc., 4.50%, 9/15/42	2,950,000	2,911
Time Warner Cable, Inc., 5.875%, 11/15/40	735,000	865
Viacom, Inc., 3.875%, 4/1/24	820,000	817
Viacom, Inc., 4.25%, 9/1/23	1,180,000	1,216
Viacom, Inc., 5.85%, 9/1/43	1,000,000	1,111
WPP Finance 2010, 3.75%, 9/19/24	2,015,000	1,987

Total		41,478

Metals & Mining (0.7%)
Alcoa, Inc., 5.125%, 10/1/24	1,820,000	1,822
Barrick Gold Corp., 4.10%, 5/1/23	500,000	480
Barrick North America Finance LLC, 4.40%, 5/30/21	1,095,000	1,109
Barrick North America Finance LLC, 6.80%, 9/15/18	770,000	896
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	3,320,000	3,451
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	3,000,000	3,053
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	2,740,000	2,794
Goldcorp, Inc., 3.70%, 3/15/23	320,000	314
Newmont Mining Corp., 6.25%, 10/1/39	236,000	233
Plains Exploration & Production Co., 6.125%, 6/15/19	575,000	630
Plains Exploration & Production Co., 6.50%, 11/15/20	407,000	446
Plains Exploration & Production Co., 6.75%, 2/1/22	720,000	797
Plains Exploration & Production Co., 6.875%, 2/15/23	573,000	650
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	1,550,000	1,658

Select Bond Portfolio

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	440,000	563
Teck Resources, Ltd., 3.00%, 3/1/19	295,000	293

Total		19,189

Oil & Gas (1.1%)
BP Capital Markets PLC, 1.846%, 5/5/17	2,000,000	2,022
BP Capital Markets PLC, 2.50%, 11/6/22	3,430,000	3,232
BP Capital Markets PLC, 4.50%, 10/1/20	490,000	535
BP Capital Markets PLC, 4.75%, 3/10/19	3,336,000	3,674
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	1,000,000	1,222
Cenovus Energy, Inc., 4.45%, 9/15/42	2,000,000	1,952
Chevron Corp., 1.718%, 6/24/18	1,000,000	1,000
Chevron Corp., 2.427%, 6/24/20	480,000	485
Chevron Corp., 3.191%, 6/24/23	1,500,000	1,510
Husky Energy, Inc., 3.95%, 4/15/22	2,000,000	2,073
Husky Energy, Inc., 7.25%, 12/15/19	280,000	341
Marathon Petroleum Corp., 4.75%, 9/15/44	1,110,000	1,066
Petro-Canada, 6.05%, 5/15/18	480,000	547
Shell International Finance BV, 1.90%, 8/10/18	1,500,000	1,500
Shell International Finance BV, 4.30%, 9/22/19	4,003,000	4,395
Suncor Energy, Inc., 6.85%, 6/1/39	490,000	649
Total Capital International SA, 1.50%, 2/17/17	600,000	605
Total Capital SA, 2.125%, 8/10/18	1,500,000	1,519
Total Capital SA, 4.45%, 6/24/20	2,490,000	2,743

Total		31,070

Pharmaceuticals (1.4%)
AbbVie, Inc., 1.75%, 11/6/17	885,000	882
AbbVie, Inc., 2.90%, 11/6/22	3,770,000	3,605
Actavis Funding SCS, 3.85%, 6/15/24 144A	700,000	679
Actavis Funding SCS, 4.85%, 6/15/44 144A	1,125,000	1,057
Actavis, Inc., 1.875%, 10/1/17	225,000	223
Actavis, Inc., 3.25%, 10/1/22	580,000	559
Amgen, Inc., 3.875%, 11/15/21	2,500,000	2,629
Celgene Corp., 2.25%, 5/15/19	675,000	672
Celgene Corp., 3.625%, 5/15/24	1,000,000	989

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Celgene Corp., 4.625%, 5/15/44	1,000,000	981
Forest Laboratories, Inc., 5.00%, 12/15/21 144A	1,500,000	1,603
Gilead Sciences, Inc., 2.05%, 4/1/19	710,000	705
Gilead Sciences, Inc., 3.70%, 4/1/24	1,480,000	1,512
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	445,000	573
Merck & Co., Inc., 2.80%, 5/18/23	1,000,000	972
Merck & Co., Inc., 3.875%, 1/15/21	2,750,000	2,947
Merck & Co., Inc., 4.75%, 3/1/15	500,000	509
Merck & Co., Inc., 5.75%, 11/15/36	280,000	345
Merck & Co., Inc., 6.40%, 3/1/28	125,000	161
Mylan, Inc., 3.125%, 1/15/23 144A	1,385,000	1,323
Mylan, Inc., 5.40%, 11/29/43	1,715,000	1,818
The Novartis Capital Corp., 2.40%, 9/21/22	3,000,000	2,899
The Novartis Capital Corp., 3.40%, 5/6/24	2,000,000	2,031
Perrigo Co., PLC, 2.30%, 11/8/18 144A	500,000	497
Perrigo Co., PLC, 4.00%, 11/15/23 144A	1,460,000	1,485
Pfizer, Inc., 2.10%, 5/15/19	1,000,000	997
Pfizer, Inc., 3.40%, 5/15/24	1,000,000	999
Roche Holdings, Inc., 6.00%, 3/1/19 144A	650,000	753
Sanofi-Aventis SA, 2.625%, 3/29/16	2,965,000	3,053
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	1,710,000	1,669
Wyeth LLC, 5.50%, 2/15/16	65,000	69

Total		39,196

Pipelines (1.5%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	270,000	306
El Paso LLC, 7.00%, 6/15/17	960,000	1,058
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	800,000	710
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	4,370,000	4,702
Enbridge, Inc., 4.00%, 10/1/23	2,000,000	2,071
Energy Transfer Partners LP, 4.15%, 10/1/20	1,365,000	1,417
Energy Transfer Partners LP, 4.65%, 6/1/21	770,000	818
Energy Transfer Partners LP, 6.70%, 7/1/18	780,000	898

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Enterprise Products Operating LLC, 3.90%, 2/15/24	3,500,000	3,552
Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	1,665,000	1,671
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	2,000,000	2,256
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	495,000	561
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	2,400,000	2,613
Magellan Midstream Partners LP, 5.15%, 10/15/43	1,005,000	1,087
Magellan Midstream Partners LP, 6.55%, 7/15/19	810,000	952
NiSource Finance Corp., 5.80%, 2/1/42	2,500,000	2,894
NiSource Finance Corp., 6.125%, 3/1/22	1,000,000	1,171
Oneok Partners LP, 5.00%, 9/15/23	1,005,000	1,086
Oneok Partners LP, 6.20%, 9/15/43	1,135,000	1,311
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	410,000	473
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	1,000,000	1,040
Spectra Energy Partners LP, 4.75%, 3/15/24	2,300,000	2,467
Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24	465,000	471
Sunoco Logistics Partners Operations LP, 5.30%, 4/1/44	2,440,000	2,489
Western Gas Partners LP, 5.45%, 4/1/44	2,000,000	2,202
Williams Partners LP, 3.35%, 8/15/22	380,000	371
Williams Partners LP, 4.00%, 11/15/21	370,000	383
Williams Partners LP, 4.125%, 11/15/20	149,000	156
Williams Partners LP, 5.40%, 3/4/44	1,660,000	1,760
Williams Partners LP, 5.80%, 11/15/43	300,000	331

Total		43,277

Real Estate Investment Trusts (1.6%)
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	1,485,000	1,485
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/6/19 144A	1,500,000	1,489

Select Bond Portfolio

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
AvalonBay Communities, Inc., 2.85%, 3/15/23	555,000	531
Boston Properties LP, 3.125%, 9/1/23	505,000	485
Corporate Office Properties LP, 3.60%, 5/15/23	2,050,000	1,961
Corporate Office Properties LP, 3.70%, 6/15/21	1,875,000	1,852
Corporate Office Properties LP, 5.25%, 2/15/24	2,000,000	2,132
DDR Corp., 4.625%, 7/15/22	555,000	586
DDR Corp., 4.75%, 4/15/18	1,500,000	1,618
Duke Realty LP, 3.875%, 2/15/21	3,000,000	3,091
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,134
ERP Operating LP, 4.50%, 7/1/44	2,000,000	1,969
Essex Portfolio LP, 3.375%, 1/15/23	1,480,000	1,458
Essex Portfolio LP, 3.625%, 8/15/22	3,000,000	3,029
Essex Portfolio LP, 5.20%, 3/15/21	1,380,000	1,538
HCP, Inc., 3.875%, 8/15/24	1,385,000	1,357
HCP, Inc., 4.20%, 3/1/24	335,000	338
HCP, Inc., 4.25%, 11/15/23	1,420,000	1,464
Health Care REIT, Inc., 5.25%, 1/15/22	665,000	736
National Retail Properties, Inc., 3.90%, 6/15/24	970,000	972
Piedmont Operating Partnership LP, 3.40%, 6/1/23	3,330,000	3,148
Piedmont Operating Partnership LP, 4.45%, 3/15/24	1,785,000	1,819
Realty Income Corp., 4.65%, 8/1/23	1,845,000	1,968
Regency Centers LP, 3.75%, 6/15/24	565,000	564
Simon Property Group LP, 3.375%, 3/15/22	1,900,000	1,940
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	405,000	422
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	260,000	283
Vornado Realty LP, 2.50%, 6/30/19	2,220,000	2,214
WP Carey, Inc., 4.60%, 4/1/24	3,000,000	3,101

Total		44,684

Services (0.3%)
QVC, Inc., 3.125%, 4/1/19	460,000	462

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Services continued
QVC, Inc., 4.45%, 2/15/25 144A	1,770,000	1,747
QVC, Inc., 4.85%, 4/1/24	1,035,000	1,060
QVC, Inc., 5.45%, 8/15/34 144A	1,795,000	1,763
Republic Services, Inc., 5.25%, 11/15/21	965,000	1,093
Waste Management, Inc., 2.90%, 9/15/22	1,230,000	1,205
Waste Management, Inc., 4.60%, 3/1/21	1,125,000	1,240

Total		8,570

Technology (1.0%)
Anixter, Inc., 5.125%, 10/1/21	1,500,000	1,481
Apple, Inc., 1.00%, 5/3/18	1,585,000	1,546
Cisco Systems, Inc., 2.125%, 3/1/19	3,000,000	2,999
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,030,000	1,015
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,500,000	2,635
Hewlett-Packard Co., 2.75%, 1/14/19	2,010,000	2,041
Hewlett-Packard Co., 4.65%, 12/9/21	1,000,000	1,083
International Business Machines Corp., 1.95%, 7/22/16	965,000	985
International Business Machines Corp., 2.00%, 1/5/16	1,500,000	1,526
Micron Technology, Inc., 5.50%, 2/1/25 144A	3,000,000	2,940
Micron Technology, Inc., 5.875%, 2/15/22 144A	900,000	932
Microsoft Corp., 0.875%, 11/15/17	565,000	558
Microsoft Corp., 3.625%, 12/15/23	1,300,000	1,358
Motorola Solutions, Inc., 3.50%, 9/1/21	960,000	946
NCR Corp., 4.625%, 2/15/21	1,200,000	1,176
NCR Corp., 5.875%, 12/15/21	400,000	409
Oracle Corp., 2.375%, 1/15/19	2,515,000	2,548
Oracle Corp., 2.50%, 10/15/22	1,500,000	1,434
Oracle Corp., 3.40%, 7/8/24	1,000,000	997
Oracle Corp., 4.50%, 7/8/44	500,000	506
Xerox Corp., 4.25%, 2/15/15	400,000	406

Total		29,521

Telecommunications (1.6%)
America Movil SAB de CV, 2.375%, 9/8/16	1,135,000	1,159
America Movil SAB de CV, 5.00%, 3/30/20	1,330,000	1,455

Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
American Tower Corp., 3.45%, 9/15/21	3,000,000	2,941
American Tower Corp., 5.00%, 2/15/24	3,605,000	3,779
AT&T Corp., 8.00%, 11/15/31	450,000	664
AT&T, Inc., 2.625%, 12/1/22	3,000,000	2,838
AT&T, Inc., 2.95%, 5/15/16	2,225,000	2,298
AT&T, Inc., 3.00%, 2/15/22	1,000,000	990
AT&T, Inc., 4.80%, 6/15/44	1,000,000	985
AT&T, Inc., 5.55%, 8/15/41	1,260,000	1,369
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	1,465,000	1,441
CenturyLink, Inc., 5.15%, 6/15/17	1,200,000	1,257
Frontier Communications Corp., 6.25%, 9/15/21	800,000	792
Frontier Communications Corp., 6.875%, 1/15/25	500,000	494
Qwest Corp., 6.50%, 6/1/17	1,555,000	1,720
Rogers Communications, Inc., 4.10%, 10/1/23	625,000	648
Rogers Communications, Inc., 5.45%, 10/1/43	1,115,000	1,216
Sprint Communications, Inc., 6.00%, 11/15/22	1,500,000	1,455
Telefonica Emisiones SAU, 3.729%, 4/27/15	1,445,000	1,469
Verizon Communications, Inc., 2.45%, 11/1/22	2,000,000	1,856
Verizon Communications, Inc., 4.50%, 9/15/20	3,000,000	3,246
Verizon Communications, Inc., 4.862%, 8/21/46 144A	1,634,000	1,639
Verizon Communications, Inc., 5.012%, 8/21/54 144A	1,678,000	1,686
Verizon Communications, Inc., 5.15%, 9/15/23	1,500,000	1,661
Verizon Communications, Inc., 6.25%, 4/1/37	855,000	1,035
Verizon Communications, Inc., 6.35%, 4/1/19	2,000,000	2,326
Verizon Communications, Inc., 6.40%, 9/15/33	1,578,000	1,922
Verizon Communications, Inc., 6.55%, 9/15/43	1,678,000	2,097

Total		46,438

Transportation (0.5%)
A.P. Moeller-Maersk A/S, 2.55%, 9/22/19 144A	1,050,000	1,053
A.P. Moeller-Maersk A/S, 3.75%, 9/22/24 144A	675,000	677
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	2,480,000	2,471
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	1,085,000	1,070

Select Bond Portfolio

	Corporate Bonds (30.1%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	Canadian National Railway Co., 5.85%, 11/15/17	265,000	300
	CSX Corp., 3.70%, 10/30/20	190,000	200
	CSX Corp., 3.70%, 11/1/23	855,000	881
	CSX Corp., 4.25%, 6/1/21	530,000	575
	CSX Corp., 5.60%, 5/1/17	1,245,000	1,373
	FedEx Corp., 4.90%, 1/15/34	1,170,000	1,259
	FedEx Corp., 5.10%, 1/15/44	815,000	874
	Norfolk Southern Corp., 2.903%, 2/15/23	1,936,000	1,872
	Union Pacific Corp., 2.25%, 2/15/19	670,000	677
	Union Pacific Corp., 4.30%, 6/15/42	2,000,000	2,026

	Total		15,308

	Total Corporate Bonds
	(Cost: $846,925)		857,624

	Governments (29.0%)

	Governments (29.0%)
	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	8,770,000	9,060
	Israel Government AID Bond, 0.00%, 11/15/22	2,600,000	2,059
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,769
	Israel Government AID Bond, 5.50%, 4/26/24	11,750,000	14,277
(b)	US Treasury, 0.25%, 12/31/15	208,070,000	208,143
	US Treasury, 0.375%, 6/30/15	200,890,000	201,353
	US Treasury, 0.375%, 3/31/16	100,750,000	100,774
	US Treasury, 0.50%, 6/30/16	48,460,000	48,488
(b)	US Treasury, 0.50%, 9/30/16	5,280,000	5,271
	US Treasury, 1.75%, 9/30/19	129,920,000	129,748
	US Treasury, 2.875%, 5/15/43	27,355,000	25,624
	US Treasury, 3.125%, 8/15/44	30,905,000	30,412
	US Treasury Stripped, 0.00%, 5/15/34	81,315,000	43,183

	Total Governments
	(Cost: $824,840)		827,161

	Municipal Bonds (2.0%)

	Municipal Bonds (2.0%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	3,330,000	4,005

Municipal Bonds (2.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	175,000	234
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	2,625,000	2,989
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	910,000	1,040
The City of New York, Series C-1, 5.517%, 10/1/37 GO	1,500,000	1,752
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	3,000,000	3,469
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	3,000,000	3,548
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	505,000	613
Energy Northwest, Series E, 2.197%, 7/1/19 RB	2,680,000	2,674
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	20,000	20
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	90,000	90
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	3,905,000	3,918
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	353
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	1,500,000	2,008
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	4,800,000	5,418
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	500,000	678
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	1,000,000	1,493
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,830,000	4,077
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	800,000	1,146

Municipal Bonds (2.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	1,102,000	1,307
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	295,000	366
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	2,500,000	2,745
State of California, Series A, 4.988%, 4/1/39 GO	2,280,000	2,396
State of California, Series 2010, 5.70%, 11/1/21 GO	2,000,000	2,354
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	3,370,000	3,541
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	900,000	1,005
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	2,100,000	2,741

Total Municipal Bonds
(Cost: $52,317)		55,980

Structured Products (37.2%)

Structured Products (37.2%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	4,250,000	4,212
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	1,500,000	1,481
Ally Auto Receivables Trust, Series 2012-2, Class C, 2.26%, 7/16/18 144A	990,000	1,003
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	6,575,000	6,567
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.557%, 2/14/43 IO	5,966,369	127
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM, 5.772%, 2/10/51	3,000,000	3,210

Select Bond Portfolio

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM, 5.955%, 5/10/45	1,150,000	1,233
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	3,125,000	3,183
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 2/21/17	1,215,000	1,214
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	970,000	971
Capital Auto Receivables Asset Trust/Ally, Series 2013-4, Class A2, 0.85%, 2/21/17	750,000	751
Capital Auto Receivables Asset Trust/Ally, Series 2014-1, Class A, 0.96%, 4/20/17	3,675,000	3,684
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	1,530,000	1,529
CenterPoint Energy Transition Bond Co., Series 2012-1, Class A2, 2.161%, 10/15/21	1,425,000	1,423
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	6,265,000	6,258
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	4,600,000	4,596
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	5,000,000	4,981
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68%, 6/7/23	5,000,000	5,009
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	5,000,000	5,077
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	336,179	341
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	6,410,000	6,530
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CR8, Class AM, 3.964%, 6/10/46 144A	4,370,000	4,475

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-LC15, Class A4, 4.006%, 4/10/47	8,000,000	8,380
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.50%, 7/25/43 144A	7,439,206	7,306
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	2,027,413	2,129
Discover Card Execution Note Trust, Series 2012-B3, Class B3, 0.604%, 5/15/18	6,000,000	6,009
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	9,000,000	8,995
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.55%, 2/15/31 IO	15,165,050	32
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.164%, 10/15/30 IO 144A	3,820,799	1
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	7,510,173	7,581
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.637%, 8/25/20 IO	41,106,327	2,660
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	3,959,320	3,818
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	4,608,983	4,656
Federal Home Loan Mortgage Corp., 2.50%, 8/1/29	1,805,642	1,823
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	697,423	723
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	1,501,980	1,549
Federal Home Loan Mortgage Corp., 3.00%, 8/1/26	2,358,129	2,428
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	2,168,368	2,233
Federal Home Loan Mortgage Corp., 3.00%, 12/1/26	247,654	255

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.00%, 1/1/27	2,449,873	2,523
Federal Home Loan Mortgage Corp., 3.00%, 4/1/27	1,605,374	1,654
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	832,467	857
Federal Home Loan Mortgage Corp., 3.00%, 7/1/29	5,745,720	5,917
Federal Home Loan Mortgage Corp., 3.00%, 8/1/29	994,044	1,024
Federal Home Loan Mortgage Corp., 3.00%, 10/1/42	572,036	566
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	8,803,025	8,703
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	20,216,932	19,997
Federal Home Loan Mortgage Corp., 3.00%, 2/1/43	6,833,166	6,762
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	66,501,165	65,894
Federal Home Loan Mortgage Corp., 3.00%, 6/1/43	4,110,336	4,064
Federal Home Loan Mortgage Corp., 3.00%, 7/1/43	3,348,887	3,311
Federal Home Loan Mortgage Corp., 3.00%, 8/1/43	2,080,186	2,057
Federal Home Loan Mortgage Corp., 3.50%, 1/1/21	40,956	43
Federal Home Loan Mortgage Corp., 3.50%, 10/1/25	134,159	141
Federal Home Loan Mortgage Corp., 3.50%, 11/1/25	111,918	118
Federal Home Loan Mortgage Corp., 3.50%, 12/1/25	752,054	792
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	1,616,943	1,702
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	771,884	811
Federal Home Loan Mortgage Corp., 3.50%, 3/1/26	31,746	33
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	1,988,171	2,088
Federal Home Loan Mortgage Corp., 3.50%, 5/1/26	252,498	265

Select Bond Portfolio

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	3,251,800	3,422
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	2,665,459	2,800
Federal Home Loan Mortgage Corp., 3.50%, 7/1/29	1,218,237	1,282
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,028,853	1,054
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	1,732,944	1,771
Federal Home Loan Mortgage Corp., 3.50%, 2/1/42	1,612,374	1,648
Federal Home Loan Mortgage Corp., 3.50%, 3/1/42	415,885	425
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	2,907,230	2,971
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	1,079,209	1,103
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	4,933,835	5,042
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	4,108,041	4,198
Federal Home Loan Mortgage Corp., 4.00%, 9/1/20	4,715	5
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	380,013	402
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	1,331,432	1,415
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	262,832	281
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	264,356	282
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	4,669,491	4,985
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	1,649,834	1,761
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	568,100	606
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	277,656	295
Federal Home Loan Mortgage Corp., 4.00%, 8/1/31	619,196	661
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	5,065,370	5,340

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	15,968,363	16,835
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	20,159,284	21,253
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	112,806	119
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	290,461	306
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	2,705,692	2,852
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	1,667,958	1,758
Federal Home Loan Mortgage Corp., 4.00%, 3/1/42	229,363	242
Federal Home Loan Mortgage Corp., 4.00%, 12/1/42	5,986,582	6,311
Federal Home Loan Mortgage Corp., 4.00%, 10/1/43	4,281,762	4,514
Federal Home Loan Mortgage Corp., 4.00%, 7/1/44	6,388,651	6,735
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	670,190	713
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	556,129	595
Federal Home Loan Mortgage Corp., 4.50%, 7/1/39	243,611	263
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	349,017	377
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	11,045	12
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	1,216,846	1,314
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,758,327	1,914
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	3,352,449	3,619
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	912,636	991
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	4,358,222	4,735
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	7,073	8
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	4,645,488	5,016

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	271,617	293
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	553,238	600
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	25,031,782	27,024
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	88,508	96
Federal Home Loan Mortgage Corp., 4.50%, 10/1/43	12,463,576	13,472
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	427,668	452
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	28,549	30
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	261,224	276
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	984,610	1,048
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	87,901	93
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	1,274,232	1,415
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	5,841,701	6,536
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	7,129,733	7,914
Federal Home Loan Mortgage Corp., 5.00%, 4/1/36	2,176,563	2,406
Federal Home Loan Mortgage Corp., 5.00%, 11/1/38	4,743,352	5,220
Federal Home Loan Mortgage Corp., 5.00%, 12/1/38	158,176	174
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	2,143,959	2,359
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	727,906	801
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	321,712	357
Federal Home Loan Mortgage Corp., 5.00%, 9/1/39	1,275,965	1,404
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	112,702	125
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	751,094	835

Select Bond Portfolio

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	3,394,667	3,747
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	1,509,776	1,670
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	636,953	710
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	183,284	203
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	1,224,178	1,355
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	4,706,084	5,203
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	5,036,923	5,555
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	289,471	309
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	938,029	994
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	199,926	212
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,192,590	1,279
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	29,870	32
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	352,698	378
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	25,281	28
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	881,226	987
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	42,458	48
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	998,886	1,121
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	1,245,642	1,397
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	532,137	593
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	175,325	195
Federal Home Loan Mortgage Corp., 5.50%, 6/1/41	956,790	1,064
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,895,321	5,193

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,056,218	1,154
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	122,581	138
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	7,434	8
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	44,636	50
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	232,640	262
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	329,179	372
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	814,770	917
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	234,621	264
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	101,332	114
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	53,951	61
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	2,196,433	2,478
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	107,919	125
Federal Home Loan Mortgage Corp. TBA, 3.00%, 10/1/29	3,000,000	3,085
Federal Home Loan Mortgage Corp. TBA, 3.50%, 10/1/41	3,000,000	3,062
Federal Home Loan Mortgage Corp. TBA, 4.00%, 10/1/44	14,810,000	15,592
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	373,578	356
Federal National Mortgage Association, Series 2013-14, Class BE, 1.75%, 3/25/28	2,354,190	2,257
Federal National Mortgage Association, 2.50%, 7/1/27	3,324,433	3,363
Federal National Mortgage Association, 2.50%, 8/1/27	2,026,900	2,051
Federal National Mortgage Association, 2.50%, 8/1/28	6,134,568	6,206
Federal National Mortgage Association, 3.00%, 10/1/26	140,326	145

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.00%, 3/1/27	2,191,696	2,265
Federal National Mortgage Association, 3.00%, 4/1/27	811,111	838
Federal National Mortgage Association, 3.00%, 6/1/27	3,591,488	3,704
Federal National Mortgage Association, 3.00%, 9/1/28	2,127,666	2,197
Federal National Mortgage Association, 3.00%, 11/1/42	1,988,637	1,965
Federal National Mortgage Association, 3.00%, 2/1/43	4,391,873	4,340
Federal National Mortgage Association, 3.00%, 9/1/43	9,205,796	9,088
Federal National Mortgage Association, 3.50%, 1/1/26	394,335	415
Federal National Mortgage Association, 3.50%, 4/1/26	1,962,731	2,068
Federal National Mortgage Association, 3.50%, 9/1/26	1,896,905	1,998
Federal National Mortgage Association, 3.50%, 12/1/41	1,080,328	1,106
Federal National Mortgage Association, 3.50%, 2/1/42	5,261,321	5,387
Federal National Mortgage Association, 3.50%, 6/1/42	3,562,987	3,649
Federal National Mortgage Association, 3.50%, 10/1/42	14,502,604	14,851
Federal National Mortgage Association, 3.50%, 5/1/43	11,075,867	11,345
Federal National Mortgage Association, 3.50%, 6/1/43	33,624,335	34,444
Federal National Mortgage Association, 3.50%, 7/1/43	2,841,586	2,911
Federal National Mortgage Association, 3.50%, 8/1/44	7,964,329	8,152
Federal National Mortgage Association, 4.00%, 4/1/26	872,021	931
Federal National Mortgage Association, 4.00%, 5/1/26	1,136,326	1,213
Federal National Mortgage Association, 4.00%, 1/1/42	1,153,399	1,217
Federal National Mortgage Association, 4.00%, 12/1/43	1,445,875	1,529

Select Bond Portfolio

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.00%, 8/1/44	17,608,552	18,581
Federal National Mortgage Association, 4.50%, 6/1/19	3,638,728	3,891
Federal National Mortgage Association, 4.50%, 8/1/19	114,164	121
Federal National Mortgage Association, 4.50%, 12/1/19	356,073	378
Federal National Mortgage Association, 4.50%, 7/1/20	242,959	260
Federal National Mortgage Association, 4.50%, 9/1/20	456,675	486
Federal National Mortgage Association, 4.50%, 9/1/24	806,385	861
Federal National Mortgage Association, 4.50%, 11/1/40	3,436,901	3,730
Federal National Mortgage Association, 4.50%, 1/1/41	3,783,513	4,092
Federal National Mortgage Association, 4.50%, 2/1/41	3,994,620	4,320
Federal National Mortgage Association, 4.50%, 3/1/41	594,001	643
Federal National Mortgage Association, 4.50%, 4/1/41	546,031	591
Federal National Mortgage Association, 4.50%, 5/1/41	24,387,532	26,382
Federal National Mortgage Association, 4.50%, 8/1/41	7,023,628	7,598
Federal National Mortgage Association, 5.00%, 3/1/20	1,312,033	1,406
Federal National Mortgage Association, 5.00%, 5/1/20	2,458,282	2,621
Federal National Mortgage Association, 5.00%, 3/1/34	143,479	160
Federal National Mortgage Association, 5.00%, 11/1/34	155,959	174
Federal National Mortgage Association, 5.00%, 11/1/35	2,150,794	2,375
Federal National Mortgage Association, 5.00%, 7/1/39	1,067,173	1,177
Federal National Mortgage Association, 5.00%, 4/1/41	4,493,123	4,967
Federal National Mortgage Association, 5.50%, 4/1/21	660,843	722

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 9/1/34	193,404	217
Federal National Mortgage Association, 5.50%, 10/1/34	80,364	90
Federal National Mortgage Association, 5.50%, 3/1/35	3,584,237	4,032
Federal National Mortgage Association, 5.50%, 7/1/35	277,300	312
Federal National Mortgage Association, 5.50%, 8/1/35	388,174	432
Federal National Mortgage Association, 5.50%, 9/1/35	7,008,289	7,872
Federal National Mortgage Association, 5.50%, 10/1/35	926,121	1,040
Federal National Mortgage Association, 5.50%, 11/1/35	6,928,452	7,784
Federal National Mortgage Association, 5.50%, 1/1/36	1,770,620	1,989
Federal National Mortgage Association, 5.50%, 2/1/37	914,688	1,018
Federal National Mortgage Association, 5.50%, 3/1/37	253,701	285
Federal National Mortgage Association, 5.50%, 5/1/37	399,691	448
Federal National Mortgage Association, 5.50%, 6/1/37	71,537	80
Federal National Mortgage Association, 5.50%, 11/1/37	2,566,203	2,904
Federal National Mortgage Association, 5.50%, 2/1/38	1,278,489	1,427
Federal National Mortgage Association, 5.50%, 3/1/38	207,169	231
Federal National Mortgage Association, 5.50%, 4/1/38	2,298,743	2,575
Federal National Mortgage Association, 5.50%, 5/1/38	2,799,408	3,143
Federal National Mortgage Association, 5.50%, 6/1/38	911,168	1,014
Federal National Mortgage Association, 6.00%, 10/1/34	22,907	26
Federal National Mortgage Association, 6.00%, 11/1/34	78,918	89
Federal National Mortgage Association, 6.00%, 5/1/35	92,091	104

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 6/1/35	166,441	188
Federal National Mortgage Association, 6.00%, 7/1/35	2,503,801	2,841
Federal National Mortgage Association, 6.00%, 10/1/35	777,091	881
Federal National Mortgage Association, 6.00%, 11/1/35	2,317,222	2,654
Federal National Mortgage Association, 6.00%, 6/1/36	747,097	856
Federal National Mortgage Association, 6.00%, 9/1/36	760,974	870
Federal National Mortgage Association, 6.00%, 1/1/37	1,988	2
Federal National Mortgage Association, 6.00%, 6/1/37	3,699	4
Federal National Mortgage Association, 6.00%, 10/1/37	2,365	3
Federal National Mortgage Association, 6.00%, 11/1/37	1,451,228	1,646
Federal National Mortgage Association, 6.00%, 12/1/37	2,016,572	2,277
Federal National Mortgage Association, 6.00%, 3/1/38	305,019	347
Federal National Mortgage Association, 6.00%, 6/1/38	964,383	1,089
Federal National Mortgage Association, 6.00%, 10/1/38	1,450,234	1,643
Federal National Mortgage Association, 6.00%, 4/1/40	1,706,628	1,929
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	5,534,769	6,135
Federal National Mortgage Association, 6.50%, 10/1/36	155,954	177
Federal National Mortgage Association, 6.50%, 7/1/37	3,673,850	4,159
Federal National Mortgage Association, 6.50%, 9/1/37	1,289,616	1,526
Federal National Mortgage Association, 6.75%, 4/25/18	125,445	128
Federal National Mortgage Association TBA, 2.50%, 10/1/27	3,990,000	4,012
Federal National Mortgage Association TBA, 3.00%, 10/1/44	1,000,000	986

Select Bond Portfolio

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association TBA, 3.50%, 10/1/42	41,840,000	42,765
Federal National Mortgage Association TBA, 4.00%, 10/1/44	38,330,000	40,393
Federal National Mortgage Association TBA, 4.50%, 10/1/36	1,000,000	1,079
Ford Credit Auto Lease Trust, Series 2014-A, Class A3, 0.68%, 4/15/17	1,490,000	1,489
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	1,280,000	1,279
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	4,150,000	4,150
Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	3,500,000	3,455
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	3,090,000	3,106
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	5,075,000	5,067
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	3,245,000	3,305
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	1,500,000	1,495
GE Capital Credit Card Master Note Trust, Series 2012-1, Class B, 1.62%, 1/15/18	7,000,000	7,019
GE Equipment Small Ticket LLC, Series 2014-1A, Class A4, 1.44%, 10/25/21 144A	2,225,000	2,230
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	9,500,000	9,606
Government National Mortgage Association, 5.00%, 7/15/33	511,795	566
Government National Mortgage Association, 5.00%, 6/20/44	1,273,085	1,399
Government National Mortgage Association, 5.50%, 10/15/31	12,007	13
Government National Mortgage Association, 5.50%, 11/15/31	4,835	5
Government National Mortgage Association, 5.50%, 12/15/31	50,402	56

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 1/15/32	71,989	80
Government National Mortgage Association, 5.50%, 2/15/32	346,012	386
Government National Mortgage Association, 5.50%, 3/15/32	60,080	67
Government National Mortgage Association, 5.50%, 7/15/32	4,003	4
Government National Mortgage Association, 5.50%, 9/15/32	722,179	807
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	4,295,460	4,144
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/46	10,000,000	10,691
GS Mortgage Securities Trust, Series 2013-GC14, Class AS, 4.507%, 8/10/46 144A	6,250,000	6,811
GS Mortgage Securities Trust, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	1,137,684	1,209
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	1,908,325	1,908
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	1,450,000	1,454
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	3,000,000	3,011
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	2,455,000	2,525
John Deere Owner Trust, Series 2014-A, Class A3, 0.92%, 4/16/18	2,000,000	1,997
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.143%, 12/15/47	3,125,000	3,102
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	4,515,000	4,837
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,909,619	2,057

Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.616%, 12/12/44	4,300,000	4,514
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	2,890,062	3,053
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.058%, 4/15/45	6,770,000	7,265
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 6.082%, 2/12/51	4,830,012	5,363
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 6.163%, 2/15/51	6,320,000	6,820
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17 144A	5,250,000	5,276
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	131,703	134
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	401,273	407
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	334,835	349
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 12/16/19	1,530,000	1,531
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.462%, 11/12/37	3,330,000	3,467
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	198,556	212
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	3,650,000	3,842
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	1,500,000	1,501
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	3,479,833	3,625
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	123,107	126

Select Bond Portfolio

	Structured Products (37.2%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16%, 1/15/16	1,000,000	1,001
	Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	4,375,000	4,380
	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43 144A	3,827,915	3,695
	Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,765,053	1,800
	Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	3,750,000	3,740
	Toyota Auto Receivables Owner Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	5,000,000	5,031
	Trade MAPS, Ltd., Series 2013-1A, Class A, 0.854%, 12/10/18 144A	9,100,000	9,125
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	3,330,000	3,579
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	7,330,000	7,716
	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, 3/15/17	140,000	152
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.612%, 12/25/34	870,281	892

	Total Structured Products
	(Cost: $1,049,539)		1,062,026

	Short-Term Investments (5.5%)

	Commercial Paper (5.5%)
(b)	Alpine Securitization Corp., 0.16%, 10/2/14	4,600,000	4,600
(b)	Cox Enterprises, Inc., 0.26%, 10/14/14 144A	20,000,000	19,998
(b)	CVS Health Corp., 0.20%, 10/1/14 144A	10,000,000	10,000
(b)	Duke Energy Corp., 0.24%, 10/21/14 144A	20,000,000	19,997
(b)	Edison International, 0.23%, 10/14/14 144A	20,000,000	19,998
(b)	Enterprise Products Operating LLC, 0.21%, 10/14/14 144A	20,000,000	19,998
(b)	Federal Home Loan Bank Disc Corp., 0.02%, 11/21/14	2,000,000	2,000

	Short-Term Investments (5.5%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b)	General Mills, Inc., 0.19%, 10/1/14	10,000,000	10,000
(b)	Liberty Street Funding LLC, 0.13%, 10/3/14 144A	10,000,000	10,000
(b)	Sheffield Receivables Corp., 0.12%, 10/22/14 144A	10,000,000	9,999
(b)	Time Warner Cable, Inc., 0.23%, 10/1/14	10,000,000	10,000
(b)	Toronto Dominion Holdings USA, Inc., 0.14%, 10/20/14 144A	10,000,000	10,001
(b)	Xcel Energy, Inc., 0.19%, 10/8/14 144A	10,000,000	10,000

	Total		156,591

	Total Short-Term Investments
	(Cost: $156,590)		156,591

	Total Investments (103.8%)
	(Cost: $2,930,211)(a)		2,959,382

	Other Assets, Less
	Liabilities (-3.8%)		(107,558)

	Net Assets (100.0%)		2,851,824

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $296,341 representing 10.4% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $2,930,211 and the net unrealized appreciation of investments based on that cost was $29,171 which is comprised of $38,700 aggregate gross unrealized appreciation and $9,529 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2014, $12,231)	98	12/14	$(17)
US Two Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2014, $222,748)	1,018	12/14	(35)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2014, $12,733)	84	12/14	77

(d)	Defaulted Security

Select Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$827,161	$-
Municipal Bonds	-	55,980	-
Corporate Bonds	-	856,772	852
Structured Products	-	1,052,420	9,606
Short-Term Investments	-	156,591	-
Other Financial Instruments^
Futures	77	-	-
Total Assets	$77	$2,948,924	$10,458
Liabilities:
Other Financial Instruments^
Futures	(52)	-	-
Total Liabilities	$(52)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the period ended September 30, 2014 there were transfers from a Level 3 to a Level 2 in the amount of $9,125 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party utilizing a broker quote.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

Governments (89.0%)	Shares/ $ Par	Value $ (000’s)

Governments (89.0%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	124
Federal National Mortgage Association, 6.25%, 5/15/29	2,000,000	2,705
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,023
Financing Corp., 8.60%, 9/26/19	700,000	916
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	461
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,170
Israel Government AID Bond, 0.00%, 2/15/23	100,000	78
Israel Government AID Bond, 0.00%, 5/15/23	500,000	387
Israel Government AID Bond, 5.50%, 9/18/33	300,000	382
Israel Government AID Bond, 5.50%, 9/18/23	800,000	967
Israel Government AID Bond, 5.50%, 4/26/24	100,000	122
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,800,000	2,897
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,735
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	624
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	261
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	324
Tennessee Valley Authority Stripped, 0.00%, 5/1/30	500,000	274
US Treasury, 2.00%, 11/15/21	112,000	110
US Treasury, 3.125%, 11/15/41	3,250,000	3,224
US Treasury, 3.125%, 2/15/42	14,000,000	13,862
US Treasury, 3.125%, 2/15/43	2,050,000	2,020
US Treasury, 3.125%, 8/15/44	3,100,000	3,051
US Treasury, 3.375%, 5/15/44	9,600,000	9,912

	Governments (89.0%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 3.75%, 11/15/43	4,000,000	4,421
	US Treasury, 4.375%, 11/15/39	17,800,000	21,719
(b)	US Treasury, 4.50%, 8/15/39	3,600,000	4,468
	US Treasury, 6.25%, 5/15/30	1,500,000	2,143
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	1,124,519	1,203
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	120,040	137
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	147,306	200
	US Treasury Stripped, 0.00%, 5/15/33	1,000,000	550
	US Treasury Stripped, 0.00%, 8/15/39	1,400,000	626
	US Treasury Stripped, 0.00%, 5/15/40	11,400,000	4,980
	US Treasury Stripped, 0.00%, 5/15/42	800,000	321
	US Treasury Stripped, 0.00%, 8/15/42	1,400,000	555
	US Treasury Stripped, 0.00%, 11/15/42	600,000	235
	Vessel Management Services, Inc., 3.432%, 8/15/36	613,000	610

	Total Governments
	(Cost: $89,973)		88,797

	Municipal Bonds (0.4%)

	Municipal Bonds (0.4%)
	Massachusetts Educational Financing Authority, Series 2008-1, 1.184%, 4/25/38 RB	152,208	153
	Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	202
	South Carolina Student Loan Corp., Series 2008-1, 0.784%, 3/1/18 RB	30,557	31

	Total Municipal Bonds
	(Cost: $376)		386

Structured Products (5.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products (5.9%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.248%, 7/25/33	3,021	3
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.472%, 8/25/33	3,037	3
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.384%, 2/15/19	15,765	16
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 1.518%, 7/25/44	21,104	22
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	2,078
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	449,039	495
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	683,879	738
Federal National Mortgage Association, Series 2007-114, Class A6, 0.355%, 10/27/37	100,000	100
Federal National Mortgage Association, 3.765%, 12/1/25	900,000	955
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	273,956	286
Federal National Mortgage Association, 5.00%, 6/1/35	160,481	177
Federal National Mortgage Association, 5.00%, 2/1/36	262,296	290
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.195%, 5/25/33	9,706	9
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.790%, 5/25/33	2,802	3

Long-Term U.S. Government Bond Portfolio

Structured Products (5.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2007-2, Class A2, 0.234%, 7/25/17	86,493	86
SLM Student Loan Trust, Series 2008-7, Class A2, 0.734%, 10/25/17	63,354	63
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.434%, 12/15/33 144A	200,262	204
SLM Student Loan Trust, Series 2008-9, Class A, 1.734%, 4/25/23	313,484	325
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.483%, 10/19/34	10,106	10
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.406%, 3/25/34	28,558	29

Total Structured Products
(Cost: $5,732)		5,892

Short-Term Investments (47.6%)

Commercial Paper (2.2%)
Federal Home Loan Bank, 0.09%, 3/11/15	1,000,000	1,000
Federal Home Loan Mortgage Corp., 0.08%, 1/13/15	200,000	200
Federal Home Loan Mortgage Corp., 0.09%, 1/14/15	300,000	300
Federal Home Loan Mortgage Corp., 0.09%, 1/21/15	200,000	200
Federal Home Loan Mortgage Corp., 0.10%, 3/19/15	100,000	100
Federal Home Loan Mortgage Corp., 0.12%, 5/27/15	100,000	100
Federal National Mortgage Association, 0.07%, 2/11/15	100,000	100
Federal National Mortgage Association, 0.09%, 1/20/15	100,000	100
Federal National Mortgage Association, 0.10%, 2/17/15	100,000	100

Total		2,200

Short-Term Investments (47.6%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.6%)
JPMorgan Money Market Fund	611,823	612

Total		612

Repurchase Agreements (44.8%)
Federal Farm Credit Banks Repurchase, 0.00% dated 9/30/14, due 10/1/14, (collateralized by Federal Farm Credit Banks Bond, 0.184%, 5/15/17, valued at $5,222,051, repurchase proceeds of $5,100,000)	5,100,000	5,100
Federal National Mortgage Association Repurchase, 0.00% dated 9/30/14, due 10/30/14, (collateralized by Federal National Mortgage Association Bond, 3.50%, 1/1/44, valued at $10,192,384, repurchase proceeds of $9,900,000)	9,900,000	9,900
US Treasury Repurchase, 0.00%, dated 9/30/14, due 10/1/14, (collateralized by US Treasury Bond, 2.50%, 3/31/15, valued at $10,101,237, repurchase proceeds of $9,900,000)	9,900,000	9,900
US Treasury Repurchase, 0.00%, dated 9/30/14, due 10/1/14, (collateralized by US Treasury Bond, 3.75%, 11/15/43, valued at $9,943,497, repurchase proceeds of $9,900,000)	9,900,000	9,900

Short-Term Investments (47.6%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements continued
US Treasury Repurchase, 0.00%, dated 9/30/14, due 10/1/14, (collateralized by US Treasury Bond, 4.375%, 5/15/41, valued at $9,913,074, repurchase proceeds of $9,900,000)	9,900,000	9,900

Total		44,700

Total Short-Term Investments
(Cost: $47,511)		47,512

Total Investments (142.9%)
(Cost: $143,592)(a)		142,587

Other Assets, Less
Liabilities (-42.9%)		(42,779)

Net Assets (100.0%)		99,808

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $204 representing 0.2% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $143,592 and the net unrealized depreciation of investments based on that cost was $1,005 which is comprised of $1,813 aggregate gross unrealized appreciation and $2,818 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2014, $3,772)	27	12/14	$(49)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$88,797	$-
Municipal Bonds	-	386	-
Structured Products	-	5,892	-
Short-Term Investments	612	46,900	-
Total Assets	$612	$141,975	$-
Liabilities:
Other Financial Instruments^
Futures	$(49)	$-	$-
Total Liabilities	$(49)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.2%)
L-3 Communications Corp., 5.20%, 10/15/19	50,000	55
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	103
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	218
Raytheon Co., 2.50%, 12/15/22	300,000	287

Total		663

Autos & Vehicle Parts (0.4%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	200
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	202
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	109
Toyota Motor Credit Corp., 3.30%, 1/12/22	650,000	670

Total		1,181

Banking (3.3%)
American Express Co., 1.55%, 5/22/18	350,000	345
American Express Credit Corp., 1.30%, 7/29/16	70,000	70
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	105
Bank of America Corp., 3.30%, 1/11/23	350,000	341
Bank of America Corp., 5.75%, 12/1/17	650,000	723
Barclays Bank PLC, 3.75%, 5/15/24	100,000	99
BB&T Corp., 2.05%, 6/19/18	100,000	100
BNP Paribas SA, 2.40%, 12/12/18	150,000	150
Branch Banking & Trust Co., 3.80%, 10/30/26	200,000	199
Capital One Bank USA NA, 2.30%, 6/5/19	250,000	248
Capital One Financial Corp., 2.45%, 4/24/19	100,000	100
Capital One Financial Corp., 3.15%, 7/15/16	100,000	104
Citigroup, Inc., 1.75%, 5/1/18	200,000	197
Citigroup, Inc., 3.75%, 6/16/24	150,000	150
Citigroup, Inc., 4.00%, 8/5/24	250,000	245
Citigroup, Inc., 4.05%, 7/30/22	300,000	304

Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Citigroup, Inc., 5.50%, 2/15/17	150,000	163
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	200,000	211
Credit Suisse of New York, 3.625%, 9/9/24	250,000	247
Fifth Third Bancorp, 4.30%, 1/16/24	60,000	62
Fifth Third Bank, 2.875%, 10/1/21	250,000	246
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	202
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	100,000	102
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	500,000	496
The Goldman Sachs Group, Inc., 3.85%, 7/8/24	150,000	149
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	262
HSBC Holdings PLC, 5.10%, 4/5/21	200,000	225
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	245
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	536
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	272
Morgan Stanley, 4.35%, 9/8/26	120,000	118
Morgan Stanley, 5.00%, 11/24/25	550,000	575
Morgan Stanley, 5.95%, 12/28/17	200,000	224
PNC Bank, N.A., 6.00%, 12/7/17	200,000	226
Standard Chartered PLC, 3.95%, 1/11/23 144A	60,000	58
Synchrony Financial, 3.00%, 8/15/19	250,000	251
U.S. Bancorp, 2.95%, 7/15/22	200,000	194
U.S. Bancorp, 3.60%, 9/11/24	200,000	198
Wells Fargo & Co., 4.125%, 8/15/23	100,000	103

Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wells Fargo & Co., 5.625%, 12/11/17	400,000	448

Total		9,293

Basic Materials (0.1%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	158
International Paper Co., 6.00%, 11/15/41	75,000	85

Total		243

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	60
Deere & Co., 2.60%, 6/8/22	60,000	58
Deere & Co., 5.375%, 10/16/29	100,000	118
John Deere Capital Corp., 3.15%, 10/15/21	290,000	297

Total		533

Chemicals (0.5%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	133
The Dow Chemical Co., 3.50%, 10/1/24	200,000	195
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	186
Eastman Chemical Co., 3.60%, 8/15/22	140,000	141
Ecolab, Inc., 4.35%, 12/8/21	360,000	390
LYB International Finance BV, 4.875%, 3/15/44	100,000	102
LyondellBasell Industries NV, 5.00%, 4/15/19	75,000	83
The Mosaic Co., 5.625%, 11/15/43	100,000	112

Total		1,342

Conglomerate & Diversified Manufacturing (0.1%)
General Electric Co., 5.25%, 12/6/17	210,000	233
United Technologies Corp., 4.50%, 6/1/42	80,000	84

Total		317

Consumer Products & Retailing (0.8%)
Colgate-Palmolive Co., 3.25%, 3/15/24	200,000	202
CVS Caremark Corp., 2.75%, 12/1/22	500,000	477

Inflation Protection Portfolio

Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
The Home Depot, Inc., 4.20%, 4/1/43	200,000	197
Macy’s Retail Holdings, Inc., 3.625%, 6/1/24	150,000	148
McDonald’s Corp., 3.25%, 6/10/24	150,000	149
NIKE, Inc., 2.25%, 5/1/23	250,000	236
Unilever Capital Corp., 2.20%, 3/6/19	200,000	202
Wal-Mart Stores, Inc., 3.25%, 10/25/20	400,000	417
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	364

Total		2,392

Electric Utilities (0.4%)
CMS Energy Corp., 6.25%, 2/1/20	100,000	117
Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	288
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	391
Duke Energy Corp., 3.55%, 9/15/21	150,000	156
Georgia Power Co., 4.30%, 3/15/42	100,000	100
Potomac Electric Power Co., 3.60%, 3/15/24	80,000	82
Virginia Electric and Power Co., 3.45%, 2/15/24	50,000	51

Total		1,185

Energy (0.8%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	109
Apache Corp., 4.75%, 4/15/43	225,000	225
ConocoPhillips, Co., 2.40%, 12/15/22	280,000	268
Ensco PLC, 4.70%, 3/15/21	250,000	262
EOG Resources, Inc., 2.50%, 2/1/16	300,000	307
Noble Energy, Inc., 4.15%, 12/15/21	330,000	350
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	375
Sempra Energy, 6.50%, 6/1/16	50,000	54
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	152
Transocean, Inc., 3.80%, 10/15/22	100,000	92
Transocean, Inc., 5.05%, 12/15/16	100,000	106

Total		2,300

Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

Finance (0.4%)
General Electric Capital Corp., 2.10%, 12/11/19	250,000	249
General Electric Capital Corp., 4.65%, 10/17/21	100,000	110
General Electric Capital Corp., 5.625%, 9/15/17	500,000	559
General Electric Capital Corp., 6.00%, 8/7/19	110,000	128

Total		1,046

Food & Beverage (0.7%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	525,000	592
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	145
Diageo Capital PLC, 2.625%, 4/29/23	200,000	191
General Mills, Inc., 3.15%, 12/15/21	450,000	457
Mondelez International, Inc., 4.00%, 2/1/24	100,000	102
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	200,000	204
Sysco Corp., 3.00%, 10/2/21	200,000	200

Total		1,891

Foreign Agencies (0.2%)
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
Petrobras Global Finance BV, 4.375%, 5/20/23 144A	240,000	225
Statoil ASA, 2.45%, 1/17/23	250,000	238

Total		563

Healthcare (0.4%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	203
Baxter International, Inc., 3.20%, 6/15/23	150,000	148
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	97
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	155
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	121
Medtronic, Inc., 2.75%, 4/1/23	100,000	96
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	310

Total		1,130

Insurance (0.9%)
Aetna, Inc., 2.75%, 11/15/22	100,000	96

	Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

	Insurance continued
	The Allstate Corp., 4.50%, 6/15/43	150,000	154
	American International Group, Inc., 4.50%, 7/16/44	150,000	148
	American International Group, Inc., 4.875%, 6/1/22	250,000	275
	American International Group, Inc., 5.85%, 1/16/18	100,000	112
	Berkshire Hathaway, Inc., 4.50%, 2/11/43	250,000	254
	The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	167
	Liberty Mutual Group, Inc., 4.25%, 6/15/23 144A	100,000	102
	Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	392
	Prudential Financial, Inc., 2.30%, 8/15/18	100,000	101
	Prudential Financial, Inc., 3.57%, 3/10/15	240,000	240
	Prudential Financial, Inc., 5.625%, 5/12/41	150,000	171
	UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	147
(e)	Voya Financial, Inc., 2.90%, 2/15/18	200,000	206
	XLIT ltd., 2.30%, 12/15/18	100,000	100

	Total		2,665

	Media (1.1%)
	21st Century Fox America, Inc., 6.90%, 8/15/39	235,000	302
	Comcast Corp., 6.50%, 11/15/35	200,000	260
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400,000	406
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	100,000	104
	NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	370
	NBCUniversal Media LLC, 5.15%, 4/30/20	540,000	613
	Time Warner, Inc., 4.05%, 12/15/23	150,000	154
	Time Warner, Inc., 4.70%, 1/15/21	100,000	109
	Viacom, Inc., 4.50%, 3/1/21	250,000	270

Inflation Protection Portfolio

Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

Media continued
The Walt Disney Co., 2.35%, 12/1/22	500,000	480

Total		3,068

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	81
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	330,000	337
Newmont Mining Corp., 6.25%, 10/1/39	120,000	118
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	291

Total		827

Oil & Gas (0.6%)
BP Capital Markets PLC, 2.50%, 11/6/22	60,000	57
BP Capital Markets PLC, 2.75%, 5/10/23	200,000	189
Chevron Corp., 2.427%, 6/24/20	100,000	101
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	245
Petro-Canada, 6.80%, 5/15/38	80,000	105
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	124
Shell International Finance BV, 2.375%, 8/21/22	900,000	867
Total Capital SA, 2.125%, 8/10/18	100,000	101

Total		1,789

Pharmaceuticals (0.7%)
AbbVie, Inc., 2.90%, 11/6/22	200,000	191
Actavis Funding SCS, 3.85%, 6/15/24 144A	150,000	145
Amgen, Inc., 3.625%, 5/22/24	140,000	139
Amgen, Inc., 5.85%, 6/1/17	90,000	100
Celgene Corp., 3.625%, 5/15/24	50,000	50
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	284
GlaxoSmithKline Capital, Inc., 2.85%, 5/8/22	200,000	196
Merck & Co., Inc., 2.40%, 9/15/22	200,000	191
Mylan, Inc., 2.55%, 3/28/19	100,000	100
Mylan, Inc., 2.60%, 6/24/18	70,000	71
Roche Holdings, Inc., 3.35%, 9/30/24 144A	200,000	200

Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Roche Holdings, Inc., 6.00%, 3/1/19 144A	254,000	294
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	166

Total		2,127

Pipelines (0.8%)
Enable Midstream Partners LP, 3.90%, 5/15/24 144A	150,000	149
Enbridge, Inc., 3.50%, 6/10/24	150,000	148
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	97
Energy Transfer Partners LP, 4.15%, 10/1/20	100,000	104
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	82
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	101
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	297
Magellan Midstream Partners LP, 5.15%, 10/15/43	150,000	162
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	203
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	194
TransCanada PipeLines, Ltd., 2.50%, 8/1/22	100,000	95
The Williams Cos., Inc., 4.55%, 6/24/24	150,000	148
Williams Partners LP, 3.80%, 2/15/15	150,000	152
Williams Partners LP, 4.125%, 11/15/20	80,000	84
Williams Partners LP, 4.30%, 3/4/24	200,000	204

Total		2,220

Real Estate Investment Trusts (0.4%)
Boston Properties LP, 3.80%, 2/1/24	70,000	70
DDR Corp., 4.75%, 4/15/18	60,000	65
Essex Portfolio LP, 3.625%, 8/15/22	100,000	101
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	296
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	99
Kilroy Realty LP, 3.80%, 1/15/23	130,000	130

Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	243

Total		1,004

Services (0.1%)
Republic Services, Inc., 3.80%, 5/15/18	100,000	106
Waste Management, Inc., 3.50%, 5/15/24	100,000	100

Total		206

Technology (0.9%)
Adobe Systems, Inc., 3.25%, 2/1/15	300,000	303
Apple, Inc., 1.00%, 5/3/18	100,000	98
Apple, Inc., 4.45%, 5/6/44	100,000	102
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	199
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	99
Hewlett-Packard Co., 4.30%, 6/1/21	150,000	159
Intel Corp., 2.70%, 12/15/22	260,000	253
Intuit, Inc., 5.75%, 3/15/17	140,000	154
Microsoft Corp., 2.125%, 11/15/22	180,000	172
Oracle Corp., 2.50%, 10/15/22	300,000	287
Oracle Corp., 3.40%, 7/8/24	150,000	149
Oracle Corp., 5.75%, 4/15/18	300,000	340
Seagate HDD Cayman, 4.75%, 1/1/25 144A	150,000	149

Total		2,464

Telecommunications (0.5%)
AT&T, Inc., 2.625%, 12/1/22	250,000	236
AT&T, Inc., 4.80%, 6/15/44	150,000	148
AT&T, Inc., 6.55%, 2/15/39	77,000	97
British Telecommunications PLC, 5.95%, 1/15/18	100,000	113
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	90,000	88
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	152
Orange SA, 2.75%, 2/6/19	100,000	101

Inflation Protection Portfolio

	Corporate Bonds (15.3%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Verizon Communications, Inc., 4.15%, 3/15/24	150,000	155
	Verizon Communications, Inc., 5.15%, 9/15/23	250,000	277

	Total		1,367

	Transportation (0.4%)
	Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	200,000	204
	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	108
	Canadian National Railway Co., 4.50%, 11/7/43	125,000	132
	CSX Corp., 4.25%, 6/1/21	200,000	217
	Norfolk Southern Corp., 3.85%, 1/15/24	75,000	78
	Norfolk Southern Corp., 5.75%, 4/1/18	100,000	113
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	102
	Union Pacific Corp., 2.75%, 4/15/23	100,000	97

	Total		1,051

	Yankee Sovereign (0.1%)
	Mexico Government International Bond, 4.75%, 3/8/44	200,000	198

	Total		198

	Total Corporate Bonds
	(Cost: $43,000)		43,065

	Foreign Bonds (15.7%)	Par

	Governments (15.7%)
(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18 EUR	931,911	1,237
(f)	Canadian Government Bond, 4.25%, 12/1/21 CAD	726,341	841
(f)	Canadian Government Bond, 4.25%, 12/1/26 CAD	858,840	1,115
(f)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20 AUD	715,000	1,181

	Foreign Bonds (15.7%)	Shares/ Par	Value $ (000’s)

	Governments continued
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23 EUR	871,837	1,159
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20 EUR	1,790,290	2,580
(f)	France Government Bond OAT, 1.10%, 7/25/22 EUR	3,739,983	5,306
(f)	France Government Bond OAT, 1.30%, 7/25/19 EUR	1,155,699	1,611
(f)	France Government Bond OAT, 1.85%, 7/25/27 EUR	1,102,492	1,712
(f)	France Government Bond OAT, 2.25%, 7/25/20 EUR	3,222,188	4,787
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16 JPY	54,022,500	543
(f)	United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52 GBP	131,157	258
(f)	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22 GBP	2,352,823	4,634
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20 GBP	975,000	5,740
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24 GBP	2,100,000	11,458

	Total Foreign Bonds
	(Cost: $45,281)		44,162

	Governments (52.6%)	$ Par

	Governments (52.6%)
	US Treasury Inflation Index Bond, 0.125%, 4/15/16	1,619,085	1,638
	US Treasury Inflation Index Bond, 0.125%, 4/15/17	314,691	319
	US Treasury Inflation Index Bond, 0.125%, 4/15/18	8,760,780	8,831
	US Treasury Inflation Index Bond, 0.125%, 4/15/19	9,100,271	9,122
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	3,052,714	2,983
	US Treasury Inflation Index Bond, 0.125%, 7/15/22	9,842,475	9,608

	Governments (52.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,612,665	3,495
	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,559,450	2,532
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	5,440,470	4,803
	US Treasury Inflation Index Bond, 0.625%, 7/15/21	8,678,791	8,854
(b)	US Treasury Inflation Index Bond, 0.625%, 1/15/24	12,916,915	12,981
	US Treasury Inflation Index Bond, 0.75%, 2/15/42	6,168,240	5,648
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,848,512	7,183
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,529,474	1,624
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	5,571,481	5,959
	US Treasury Inflation Index Bond, 1.375%, 7/15/18	3,148,880	3,345
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,762,832	1,875
	US Treasury Inflation Index Bond, 1.625%, 1/15/18	2,729,448	2,898
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	4,543,394	5,057
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	2,789,600	3,044
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,681,560	5,329
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,684,125	3,322
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	2,594,785	3,228
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,300,088	4,697
	US Treasury Inflation Index Bond, 2.375%, 1/15/17	472,572	505
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,297,464	5,033

Inflation Protection Portfolio

	Governments (52.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,219,397	3,810
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	5,509,661	6,725
(k)	US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,073,807	2,882
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,209,590	3,001
	US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,652,231	7,973

	Total Governments
	(Cost: $150,729)		148,304

	Municipal Bonds (0.0%)

	Municipal Bonds (0.0%)
	Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	20
	Los Angeles Department of Water and Power, , 5.716%, 7/1/39 RB	15,000	18
	State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	38

	Total Municipal Bonds
	(Cost: $60)		76

	Structured Products (11.6%)

	Structured Products (11.6%)
	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, 3/20/19 144A	750,000	751
	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	1,050,000	1,033
	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	238,787	245
	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	208

Structured Products (11.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Mortgage Trust, Series 2004-7, Class 7A1, 5.00%, 8/25/19	41,987	43
BB-UBS Trust, Series 2012, Class A, 3.43%, 11/5/36	850,000	838
Chesapeake Funding LLC, Series 2014-1A, Class A, .576%, 3/7/26	775,000	774
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	84,588	88
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	875
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	550,000	582
Commercial Mortgage Trust, Series 2005-GG3, Class A4, 4.799%, 8/10/42	42,991	43
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	34,139	35
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	6,614,119	6,982
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	5,740,732	6,236
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 3.551%, 4/10/34	1,000,000	1,028
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	701,409	707
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.77%, 11/25/26 144A	746,304	740
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 144A	950,000	942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	638

Structured Products (11.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.517%, 12/15/46	375,000	400
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	17,161	18
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	218,663	219
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	309
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	183
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.56%, 7/13/29	600,000	605
Morgan Stanley Capital I Trust, Series 2005-T17, Class A5, 4.78%, 12/13/41	368,319	369
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.558%, 12/18/37	65,967	66
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.00%, 10/25/44	800,000	810
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43	565,435	585
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	63,541	64
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.386%, 6/25/34	884,249	905
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39 144A	470,833	475
Thornburg Morgage Securities Trust, Series 2004-3, Class A, 0.894%, 9/25/44	707,940	691
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.597%, 8/25/33	251,102	257

Inflation Protection Portfolio

	Structured Products (11.6%)	Shares/ $ Par	Value $(000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.614%, 6/25/35	553,600	564
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 2.614%, 6/25/35	1,781,541	1,823
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 5.353%, 8/25/35	99,553	102
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	119,725	123
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	27,610	29
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.00%, 8/25/36	135,794	143
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.107%, 1/25/38	112,262	113
	WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.50%, 6/20/44 144A	942,206	962

	Total Structured Products
	(Cost: $32,141)		32,603

	Short-Term Investments (2.2%)

	Commercial Paper (2.2%)
(b)	BNP Paribas Finance, Inc., 0.01%, 10/1/14	6,245,000	6,245

	Total		6,245

	Total Short-Term Investments
	(Cost: $6,245)		6,245

	Total Investments (97.4%)
	(Cost: $277,456)(a)		274,455

	Other Assets, Less
	Liabilities (2.6%)		7,330

	Net Assets (100.0%)		281,785

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $7,281 representing 2.6% of the net assets.

GO — General Obligation

RB — Revenue Bond

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $277,456 and the net unrealized depreciation of investments based on that cost was $3,001 which is comprised of $5,515 aggregate gross unrealized appreciation and $8,516 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2014, $3,203)	23	12/14	$31
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2014, $5,143)	41	12/14	33
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2014, $7,535)	49	12/14	62

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,263	11/14	$67	$-	$67
Sell	HSBC Bank USA NA	CAD	2,114	11/14	42	-	42
Buy	HSBC Bank USA NA	EUR	150	11/14	-	(5)	(5)
Sell	HSBC Bank USA NA	EUR	14,496	11/14	780	-	780
Buy	HSBC Bank USA NA	GBP	57	11/14	-	-	-
Sell	HSBC Bank USA NA	GBP	13,600	11/14	446	-	446
Sell	HSBC Bank USA NA	JPY	50,521	11/14	25	-	25

					$1,360	$(5)	$1,355

(j)	Swap agreements outstanding on September 30, 2014.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.528%	CPURNSA Index Total Return at Maturity	8/24	2,750	$(63)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	(46)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(87)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	$(55)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index Total Return at Maturity	3/19	6,500	(69)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(201)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(108)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(200)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(226)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(42)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.589%	CPURNSA Index Total Return at Maturity	7/24	1,400	(41)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.095%	CPURNSA Index Total Return at Maturity	10/15	2,500	(53)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	(24)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(194)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(199)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(331)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(207)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(38)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(249)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.784%	CPURNSA Index Total Return at Maturity	7/44	1,400	$(85)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital	2.385%	CPURNSA Index Total Return at Maturity	9/24	4,000	(31)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital	2.363%	CPURNSA Index Total Return at Maturity	9/24	3,500	(18)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital	2.310%	CPURNSA Index Total Return at Maturity	9/24	1,400	-

						$(2,567)

(k)	Cash or securities with an aggregate value of $2,882 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2014.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$148,304	$-
Foreign Bonds	-	44,162	-
Municipal Bonds	-	76	-
Corporate Bonds	-	43,065	-
Structured Products	-	32,603	-
Short-Term Investments	-	6,245	-
Other Financial Instruments^
Futures	126	-	-
Forward Currency Contracts	-	1,360	-
Total Assets	$126	$275,815	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(5)	-
Total Return Swaps	-	(2,567)	-
Total Liabilities	$-	$(2,572)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the period ended September 30, 2014, there were transfers from a Level 3 to a Level 2 in the amount of $774 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party utilizing a broker quote.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Common Stocks & Warrants (0.1%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining (0.1%)
*	Patriot Coal Corp. Warrants	17,358	207
*	Thompson Creek Metals Co., Inc.	255,869	563

	Total		770

	Total Common Stocks & Warrants
	(Cost: $865)		770

	Preferred Stocks (1.1%)

	Energy (0.2%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	12,700	1,232

	Total		1,232

	Financials (0.9%)
	Ally Financial, Inc., 8.50%, 12/31/49	131,339	5,242
	GMAC Capital Trust I, 8.125%, 2/15/40	38,050	1,012

	Total		6,254

	Telecommunications (0.0%)
	Crown Castle International Corp., 4.50%, 11/1/16	3,050	321

	Total		321

	Total Preferred Stocks
	(Cost: $7,234)		7,807

	Bonds (90.8%)

	Aerospace & Defense (1.0%)
	Bombardier, Inc., 5.75%, 3/15/22 144A	940,000	935
	Bombardier, Inc., 6.00%, 10/15/22 144A	650,000	647
	Bombardier, Inc., 6.125%, 1/15/23 144A	465,000	466
	Bombardier, Inc., 7.75%, 3/15/20 144A	2,425,000	2,644
	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19 144A	785,000	779
	TransDigm, Inc., 6.00%, 7/15/22 144A	520,000	513
	Triumph Group, Inc., 4.875%, 4/1/21	830,000	813
	Triumph Group, Inc., 5.25%, 6/1/22	455,000	448

	Total		7,245

	Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (2.4%)
	American Axle & Manufacturing, Inc., 5.125%, 2/15/19	325,000	323
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	1,235,000	1,284
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	3,230,000	3,521
(d)	Exide Technologies, 8.625%, 2/1/18	945,000	236
	Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 144A	980,000	921
	General Motors Financial Co., Inc., 3.50%, 7/10/19	1,035,000	1,043
	General Motors Financial Co., Inc., 4.75%, 8/15/17	840,000	880
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	1,645,000	1,711
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	1,235,000	1,322
	Jaguar Land Rover Automotive PLC, 4.125%, 12/15/18 144A	1,020,000	1,021
	Lear Corp., 5.375%, 3/15/24	655,000	658
	Meritor, Inc., 6.75%, 6/15/21	600,000	624
	Navistar International Corp., 8.25%, 11/1/21	1,385,000	1,420
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	1,070,000	1,067
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	785,000	816

	Total		16,847

	Banking (1.6%)
	Ally Financial, Inc., 2.75%, 1/30/17	500,000	490
	Ally Financial, Inc., 3.50%, 1/27/19	895,000	870
	Ally Financial, Inc., 5.50%, 2/15/17	990,000	1,030
	Ally Financial, Inc., 7.50%, 9/15/20	1,395,000	1,608
	Ally Financial, Inc., 8.00%, 3/15/20	2,485,000	2,895
	Bank of America Corp., 5.125%, 12/29/49	1,630,000	1,577
	E*TRADE Financial Corp., 6.375%, 11/15/19	850,000	892

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.875%, 4/15/22 144A	520,000	512
JPMorgan Chase & Co., 7.90%, 4/29/49	1,430,000	1,548

Total		11,422

Basic Materials (4.4%)
AECOM Technology Corp., 5.75%, 10/15/22 144A	1,290,000	1,295
Ardagh Finance Holdings SA, 8.625%, 6/15/19 144A	520,000	523
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	665,000	720
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 144A	1,640,000	1,624
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	302,647	306
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	590,000	636
Belden, Inc., 5.25%, 7/15/24 144A	325,000	311
Berry Plastics Corp., 5.50%, 5/15/22	980,000	943
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	1,365,000	1,344
BWAY Holding Co., 9.125%, 8/15/21 144A	2,440,000	2,452
Cascades, Inc., 5.50%, 7/15/22 144A	780,000	757
Cascades, Inc., 7.875%, 1/15/20	930,000	969
Exopack Holdings SA, 7.875%, 11/1/19 144A	330,000	345
Garda World Security Corp., 7.25%, 11/15/21 144A	520,000	517
Graphic Packaging International, Inc., 4.75%, 4/15/21	820,000	818
Harland Clarke Holdings Corp., 6.875%, 3/1/20 144A	595,000	607

High Yield Bond Portfolio

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Harland Clarke Holdings Corp., 9.25%, 3/1/21 144A	1,900,000	1,924
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 144A	2,120,000	2,125
Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	785,000	797
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	2,405,000	2,447
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	775,000	818
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	1,935,000	2,046
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	1,510,000	1,572
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	1,555,000	1,674
Sealed Air Corp., 6.50%, 12/1/20 144A	505,000	538
Sealed Air Corp., 8.375%, 9/15/21 144A	1,100,000	1,221
Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	650,000	624
Zebra Technologies Corp., 7.25%, 10/15/22 144A	750,000	750

Total		30,703

Builders & Building Materials (2.2%)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	590,000	612
Building Materials Corp. of America, 6.75%, 5/1/21 144A	1,050,000	1,100
Cemex Finance LLC, 6.00%, 4/1/24 144A	835,000	833
Cemex SAB de CV, 5.875%, 3/25/19 144A	415,000	417
Cemex SAB de CV, 6.50%, 12/10/19 144A	2,355,000	2,431
D.R. Horton, Inc., 3.75%, 3/1/19	655,000	637
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19 144A	740,000	725

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Builders & Building Materials continued
KB Home, 4.75%, 5/15/19	655,000	637
KB Home, 7.25%, 6/15/18	940,000	1,006
KB Home, 9.10%, 9/15/17	860,000	972
Lennar Corp., 4.50%, 6/15/19	625,000	619
Mattamy Group Corp., 6.50%, 11/15/20 144A	525,000	524
Ply Gem Industries, Inc., 6.50%, 2/1/22 144A	450,000	427
Ply Gem Industries, Inc., 6.50%, 2/1/22	845,000	803
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	1,230,000	1,359
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.625%, 3/1/24 144A	460,000	443
USG Corp., 7.875%, 3/30/20 144A	835,000	902
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19 144A	975,000	953

Total		15,400

Capital Goods (1.1%)
Ashtead Capital, Inc., 6.50%, 7/15/22 144A	325,000	345
BlueLine Rental Finance Corp., 7.00%, 2/1/19 144A	295,000	303
Case New Holland, Inc., 7.875%, 12/1/17	1,240,000	1,378
CNH Capital LLC, 3.625%, 4/15/18	1,045,000	1,021
Jurassic Holdings III, 6.875%, 2/15/21 144A	2,695,000	2,695
Terex Corp., 6.00%, 5/15/21	350,000	364
United Rentals North America, Inc., 5.75%, 7/15/18	420,000	438
United Rentals North America, Inc., 6.125%, 6/15/23	525,000	539
United Rentals North America, Inc., 7.375%, 5/15/20	585,000	622

Total		7,705

Chemicals (2.1%)
Hexion US Finance Corp., 6.625%, 4/15/20	2,650,000	2,663
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	2,290,000	2,333
Huntsman International LLC, 4.875%, 11/15/20	1,905,000	1,876

	Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

	Chemicals continued
	Ineos Finance PLC, 7.50%, 5/1/20 144A	585,000	623
	Ineos Finance PLC, 8.375%, 2/15/19 144A	1,185,000	1,268
	Ineos Group Holdings SA, 5.875%, 2/15/19 144A	1,500,000	1,477
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	570,000	569
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,405,000	1,451
	Tronox Finance, 6.375%, 8/15/20	1,225,000	1,230
	W.R. Grace & Co., 5.125%, 10/1/21 144A	775,000	788
	W.R. Grace & Co., 5.625%, 10/1/24 144A	205,000	210

	Total		14,488

	Conglomerate & Diversified Manufacturing (0.7%)
	Amsted Industries, Inc., 5.00%, 3/15/22 144A	1,050,000	1,020
	Amsted Industries, Inc., 5.375%, 9/15/24 144A	1,290,000	1,251
	EnPro Industries, Inc., 5.875%, 9/15/22 144A	480,000	487
	Gardner Denver, Inc., 6.875%, 8/15/21 144A	470,000	471
	Polymer Group, Inc., 6.875%, 6/1/19 144A	325,000	324
	Rexel SA, 5.25%, 6/15/20 144A	1,095,000	1,100
	WESCO Distribution, Inc., 5.375%, 12/15/21	655,000	650

	Total		5,303

	Consumer Products & Retailing (2.8%)
(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	940,000	858
	C&S Group Enterprises LLC, 5.375%, 7/15/22 144A	1,170,000	1,111
(c)	Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19 144A	590,000	559
	Conn’s, Inc., 7.25%, 7/15/22 144A	655,000	558
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	1,810,000	1,688
	GameStop Corp., 5.50%, 10/1/19 144A	910,000	899
	Group 1 Automotive, Inc., 5.00%, 6/1/22 144A	775,000	750
	Guitar Center, Inc., 9.625%, 4/15/20 144A	1,530,000	1,174
	Hanesbrands, Inc., 6.375%, 12/15/20	925,000	973
	Levi Strauss & Co., 6.875%, 5/1/22	835,000	873
	Levi Strauss & Co., 7.625%, 5/15/20	885,000	934

High Yield Bond Portfolio

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Limited Brands, Inc., 5.625%, 2/15/22	620,000	646
Limited Brands, Inc., 8.50%, 6/15/19	705,000	832
The Men’s Wearhouse, Inc., 7.00%, 7/1/22 144A	325,000	328
Neiman Marcus Group LTD, Inc., 8.00%, 10/15/21 144A	585,000	608
Prestige Brands, Inc., 5.375%, 12/15/21 144A	585,000	550
Rent-A-Center, Inc., 4.75%, 5/1/21	330,000	272
Rent-A-Center, Inc., 6.625%, 11/15/20	1,437,000	1,349
Revlon Consumer Products Corp., 5.75%, 2/15/21	1,240,000	1,215
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	1,165,000	1,235
SUPERVALU, Inc., 6.75%, 6/1/21	1,075,000	1,059
SUPERVALU, Inc., 8.00%, 5/1/16	1,295,000	1,394

Total		19,865

Electric Utilities (2.2%)
The AES Corp., 3.234%, 6/1/19	460,000	453
The AES Corp., 5.50%, 3/15/24	1,050,000	1,021
The AES Corp., 8.00%, 6/1/20	1,315,000	1,509
Calpine Corp., 5.375%, 1/15/23	2,600,000	2,516
Calpine Corp., 6.00%, 1/15/22 144A	455,000	481
GenOn Americas Generation LLC, 8.50%, 10/1/21	1,840,000	1,723
NRG Energy, Inc., 6.25%, 7/15/22 144A	1,450,000	1,487
NRG Energy, Inc., 6.25%, 5/1/24 144A	1,300,000	1,303
NRG Energy, Inc., 7.625%, 1/15/18	2,260,000	2,486
NRG Energy, Inc., 8.25%, 9/1/20	270,000	289
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	786,000	845
RJS Power Holdings LLC, 5.125%, 7/15/19 144A	1,555,000	1,540

Total		15,653

Energy (15.0%)
Antero Resources Finance Corp., 5.375%, 11/1/21	1,305,000	1,298
Antero Resources Investment LLC, 5.125%, 12/1/22 144A	1,290,000	1,255

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22 144A	455,000	488
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21	410,000	446
Atwood Oceanics, Inc., 6.50%, 2/1/20	445,000	456
Baytex Energy Corp., 5.125%, 6/1/21 144A	390,000	380
Baytex Energy Corp., 5.625%, 6/1/24 144A	455,000	437
Berry Petroleum Co., 6.375%, 9/15/22	1,000,000	970
Bill Barrett Corp., 7.00%, 10/15/22	1,075,000	1,067
Bill Barrett Corp., 7.625%, 10/1/19	1,730,000	1,786
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	330,000	340
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	655,000	663
California Resources Corp., 5.00%, 1/15/20 144A	645,000	655
California Resources Corp., 5.50%, 9/15/21 144A	970,000	985
California Resources Corp., 6.00%, 11/15/24 144A	1,615,000	1,659
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	620,000	645
CGG SA, 6.875%, 1/15/22 144A	1,940,000	1,722
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	1,167
Chesapeake Energy Corp., 6.125%, 2/15/21	950,000	1,033
Chesapeake Energy Corp., 6.875%, 11/15/20	1,635,000	1,823
Chesapeake Energy Corp., 7.25%, 12/15/18	920,000	1,049
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	690,000	709
Cimarex Energy Co., 5.875%, 5/1/22	1,395,000	1,500
Comstock Resources, Inc., 7.75%, 4/1/19	1,040,000	1,071
Comstock Resources, Inc., 9.50%, 6/15/20	1,215,000	1,330
Concho Resources, Inc., 5.50%, 4/1/23	975,000	1,014
Concho Resources, Inc., 7.00%, 1/15/21	300,000	320
Denbury Resources, Inc., 5.50%, 5/1/22	1,950,000	1,930
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	1,180,000	1,156

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,760,000	1,918
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	405,000	428
EXCO Resources, Inc., 8.50%, 4/15/22	720,000	684
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21	1,320,000	1,284
Exterran Partners LP/EXLP Finance Corp., 6.00%, 10/1/22 144A	975,000	948
Forum Energy Technologies, Inc., 6.25%, 10/1/21	915,000	940
Halcon Resources Corp., 8.875%, 5/15/21	995,000	980
Halcon Resources Corp., 9.75%, 7/15/20	1,875,000	1,908
Hercules Offshore, Inc., 6.75%, 4/1/22 144A	720,000	563
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	970,000	781
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	865,000	753
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/1/24 144A	520,000	500
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	625,000	658
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,095,000	1,040
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	500,000	500
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	620,000	626
Kodiak Oil & Gas Corp., 5.50%, 2/1/22	785,000	789
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	1,265,000	1,357
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	980,000	960
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21	805,000	789
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	1,495,000	1,459
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	2,600,000	2,548
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 9/15/21	1,290,000	1,258
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	1,215,000	1,224

High Yield Bond Portfolio

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Magnum Hunter Resources Corp., 9.75%, 5/15/20	1,620,000	1,713
McDermott International, Inc., 8.00%, 5/1/21 144A	1,435,000	1,403
MEG Energy Corp., 6.375%, 1/30/23 144A	1,715,000	1,730
Memorial Production Partners/Memorial Production Finance Corp., 6.875%, 8/1/22 144A	1,555,000	1,485
Memorial Resource Development Corp., 5.875%, 7/1/22 144A	455,000	445
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, 6/1/21	2,410,000	2,374
Northern Oil and Gas, Inc., 8.00%, 6/1/20	405,000	411
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,645,000	1,715
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,020,000	1,076
Offshore Group Investment, Ltd., 7.50%, 11/1/19	2,100,000	1,948
Pacific Drilling SA, 5.375%, 6/1/20 144A	1,075,000	984
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	1,665,000	1,669
Paragon Offshore, Ltd., 6.75%, 7/15/22 144A	1,620,000	1,369
Paragon Offshore, Ltd., 7.25%, 8/15/24 144A	780,000	659
Parker Drilling Co., 6.75%, 7/15/22 144A	525,000	528
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	1,250,000	1,250
Precision Drilling Corp., 5.25%, 11/15/24 144A	655,000	632
QEP Resources, Inc., 5.25%, 5/1/23	825,000	800
QEP Resources, Inc., 6.875%, 3/1/21	1,400,000	1,519
Range Resources Corp., 5.75%, 6/1/21	955,000	1,003
Rex Energy Corp., 6.25%, 8/1/22 144A	490,000	473
Rosetta Resources, Inc., 5.625%, 5/1/21	500,000	488
Rosetta Resources, Inc., 5.875%, 6/1/22	2,610,000	2,600
Rosetta Resources, Inc., 5.875%, 6/1/24	655,000	644
Samson Investment Co., 9.75%, 2/15/20	2,895,000	2,627
Sanchez Energy Corp., 7.75%, 6/15/21	3,060,000	3,274
SandRidge Energy, Inc., 7.50%, 3/15/21	2,285,000	2,228

	Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	SandRidge Energy, Inc., 7.50%, 2/15/23	810,000	787
	SandRidge Energy, Inc., 8.125%, 10/15/22	1,040,000	1,039
	Seventy Seven Energy, Inc., 6.50%, 7/15/22 144A	325,000	319
	SM Energy Co., 6.50%, 11/15/21	1,205,000	1,274
	SM Energy Co., 6.50%, 1/1/23	490,000	510
	Swift Energy Co., 7.875%, 3/1/22	420,000	420
	Swift Energy Co., 8.875%, 1/15/20	1,160,000	1,183
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	1,370,000	1,417
	Ultra Petroleum Corp., 6.125%, 10/1/24 144A	1,935,000	1,848
	Unit Corp., 6.625%, 5/15/21	970,000	972
	Whiting Petroleum Corp., 5.00%, 3/15/19	1,310,000	1,346
	Whiting Petroleum Corp., 5.75%, 3/15/21	785,000	830
	WPX Energy, Inc., 5.25%, 1/15/17	545,000	567
	WPX Energy, Inc., 5.25%, 9/15/24	775,000	752
	WPX Energy, Inc., 6.00%, 1/15/22	1,000,000	1,031

	Total		105,591

	Entertainment (1.0%)
	24 Hour Holdings III LLC, 8.00%, 6/1/22 144A	655,000	606
	Activision Blizzard, Inc., 5.625%, 9/15/21 144A	785,000	816
	AMC Entertainment, Inc., 9.75%, 12/1/20	1,090,000	1,200
(c)	Carlson Travel Holdings, Inc., 7.50%, 8/15/19 144A	615,000	621
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/1/24 144A	130,000	126
	Live Nation Entertainment, Inc., 5.375%, 6/15/22 144A	325,000	323
	NCL Corp., Ltd., 5.00%, 2/15/18	415,000	419
	Regal Entertainment Group, 5.75%, 3/15/22	660,000	662
	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	590,000	596
	Speedway Motorsports, Inc., 6.75%, 2/1/19	655,000	685
	WMG Acquisition Corp., 6.00%, 1/15/21 144A	302,000	306

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Entertainment continued
WMG Acquisition Corp., 6.75%, 4/15/22 144A	940,000	900

Total		7,260

Finance (4.5%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	1,005,000	1,063
AerCap Ireland Capital, Ltd., 5.00%, 10/1/21 144A	2,400,000	2,388
Aircastle, Ltd., 4.625%, 12/15/18	655,000	655
Aircastle, Ltd., 5.125%, 3/15/21	1,635,000	1,615
Aircastle, Ltd., 6.25%, 12/1/19	595,000	626
Aircastle, Ltd., 7.625%, 4/15/20	415,000	464
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	825,000	860
CIT Group, Inc., 5.00%, 5/15/17	455,000	466
CIT Group, Inc., 5.00%, 8/15/22	1,215,000	1,218
CIT Group, Inc., 5.25%, 3/15/18	1,680,000	1,730
CIT Group, Inc., 5.375%, 5/15/20	515,000	532
CIT Group, Inc., 5.50%, 2/15/19 144A	815,000	853
FTI Consulting, Inc., 6.00%, 11/15/22	675,000	683
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	655,000	648
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	2,330,000	2,394
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,550,000	1,744
International Lease Finance Corp., 8.75%, 3/15/17	2,180,000	2,431
International Lease Finance Corp., 8.875%, 9/1/17	965,000	1,095
iStar Financial, Inc., 4.00%, 11/1/17	325,000	315
iStar Financial, Inc., 5.00%, 7/1/19	325,000	313
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	735,000	733
PHH Corp., 6.375%, 8/15/21	1,570,000	1,539
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	1,090,000	1,079

High Yield Bond Portfolio

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Finance continued
SLM Corp., 4.875%, 6/17/19	1,305,000	1,305
SLM Corp., 5.50%, 1/15/19	1,050,000	1,071
SLM Corp., 8.00%, 3/25/20	845,000	948
SLM Corp., 8.45%, 6/15/18	1,190,000	1,339
Springleaf Finance Corp., 6.00%, 6/1/20	1,610,000	1,634

Total		31,741

Food & Beverage (2.3%)
ARAMARK Corp., 5.75%, 3/15/20	1,235,000	1,266
Cott Beverages, Inc., 5.375%, 7/1/22 144A	975,000	943
Darling Ingredients, Inc., 5.375%, 1/15/22	285,000	287
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	805,000	839
JBS Investments GmbH, 7.25%, 4/3/24 144A	1,495,000	1,525
JBS Investments GmbH, 7.75%, 10/28/20 144A	915,000	972
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	1,895,000	1,990
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	1,395,000	1,491
Post Holdings, Inc., 6.00%, 12/15/22 144A	655,000	599
Post Holdings, Inc., 6.75%, 12/1/21 144A	1,950,000	1,848
Post Holdings, Inc., 7.375%, 2/15/22	762,000	755
Simmons Foods, Inc., 7.875%, 10/1/21 144A	900,000	891
Smithfield Foods, Inc., 6.625%, 8/15/22	1,095,000	1,155
Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	785,000	787
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	390,000	395
Whitewave Foods Co., 5.375%, 10/1/22	515,000	520

Total		16,263

Foreign Agencies (0.2%)
CITGO Petroleum Corp., 6.25%, 8/15/22 144A	1,105,000	1,149

Total		1,149

Gaming/Leisure/Lodging (1.4%)
Golden Nugget Escrow, Inc., 8.50%, 12/1/21 144A	655,000	662
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,097
MGM Resorts International, 6.75%, 10/1/20	835,000	889

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
MGM Resorts International, 7.75%, 3/15/22	820,000	912
MGM Resorts International, 8.625%, 2/1/19	1,265,000	1,427
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	490,000	478
Scientific Games International, Inc., 6.25%, 9/1/20	1,370,000	1,144
Scientific Games International, Inc., 6.625%, 5/15/21 144A	520,000	434
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	1,540,000	1,486
Wynn Macau, Ltd., 5.25%, 10/15/21 144A	1,175,000	1,134

Total		9,663

Healthcare (5.1%)
AmSurg Corp., 5.625%, 7/15/22 144A	650,000	644
Biomet, Inc., 6.50%, 8/1/20	725,000	769
Catamaran Corp., 4.75%, 3/15/21	365,000	351
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	805,000	827
CHS/Community Health Systems, Inc., 6.875%, 2/1/22 144A	1,185,000	1,232
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	715,000	758
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,615,000	2,792
Envision Healthcare Corp., 5.125%, 7/1/22 144A	655,000	645
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,550,000	1,632
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	770,000	816
HCA Holdings, Inc., 6.25%, 2/15/21	1,460,000	1,526
HCA Holdings, Inc., 7.75%, 5/15/21	1,505,000	1,608
HCA, Inc., 5.875%, 3/15/22	3,525,000	3,706
HCA, Inc., 5.875%, 5/1/23	670,000	685
HCA, Inc., 6.50%, 2/15/20	1,935,000	2,114
HCA, Inc., 8.00%, 10/1/18	580,000	660

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Kindred Healthcare, Inc., 6.375%, 4/15/22 144A	1,225,000	1,194
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	1,270,000	1,413
LifePoint Hospitals, Inc., 5.50%, 12/1/21	1,440,000	1,458
Ortho-Clinical Diagnostics, Inc., 6.625%, 5/15/22 144A	2,250,000	2,050
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	1,430,000	1,535
Tenet Healthcare Corp., 4.50%, 4/1/21	830,000	809
Tenet Healthcare Corp., 5.00%, 3/1/19 144A	655,000	647
Tenet Healthcare Corp., 6.00%, 10/1/20	1,285,000	1,359
Tenet Healthcare Corp., 6.25%, 11/1/18	860,000	914
Tenet Healthcare Corp., 6.75%, 2/1/20	1,045,000	1,089
Tenet Healthcare Corp., 8.125%, 4/1/22	2,180,000	2,393

Total		35,626

Insurance (0.7%)
Centene Corp., 4.75%, 5/15/22	625,000	627
Centene Corp., 5.75%, 6/1/17	1,620,000	1,715
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	1,570,000	1,607
Hub Holdings LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A	485,000	474
WellCare Health Plans, Inc., 5.75%, 11/15/20	655,000	667

Total		5,090

Media (10.4%)
Cablevision Systems Corp., 7.75%, 4/15/18	660,000	715
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22 144A	795,000	794
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	1,350,000	1,323
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 9/1/23	1,000,000	995
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,285,000	1,340
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	870,000	920

High Yield Bond Portfolio

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	1,210,000	1,157
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	1,685,000	1,733
Clear Channel Communications, Inc., 9.00%, 9/15/22 144A	1,515,000	1,504
CSC Holdings LLC, 6.75%, 11/15/21	2,620,000	2,791
CSC Holdings LLC, 7.625%, 7/15/18	1,080,000	1,207
CSC Holdings LLC, 7.875%, 2/15/18	662,000	738
CSC Holdings LLC, 8.625%, 2/15/19	770,000	880
DISH DBS Corp., 4.25%, 4/1/18	1,715,000	1,719
DISH DBS Corp., 5.00%, 3/15/23	1,110,000	1,065
DISH DBS Corp., 5.125%, 5/1/20	1,645,000	1,641
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,102
DISH DBS Corp., 6.75%, 6/1/21	1,810,000	1,946
DISH DBS Corp., 7.875%, 9/1/19	2,295,000	2,593
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	1,160,000	1,212
Gannett Co., 4.875%, 9/15/21 144A	195,000	189
Gannett Co., 5.125%, 10/15/19 144A	785,000	793
Gannett Co., 5.125%, 7/15/20	980,000	982
Gannett Co., 5.50%, 9/15/24 144A	195,000	192
Gray Television, Inc., 7.50%, 10/1/20	880,000	900
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,380,000	1,466
Hughes Satellite Systems Corp., 7.625%, 6/15/21	795,000	866
IAC/InterActiveCorp., 4.875%, 11/30/18	655,000	662
Inmarsat Finance PLC, 4.875%, 5/15/22 144A	1,305,000	1,276
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,000,000	1,010
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,460,000	1,533
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,115,000	1,179
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	845,000	883
Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	1,860,000	1,895

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
Lee Enterprises, Inc., 9.50%, 3/15/22 144A	920,000	931
LIN Television Corp., 6.375%, 1/15/21	840,000	846
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21 144A	1,080,000	1,068
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19 144A	970,000	917
Netflix, Inc., 5.375%, 2/1/21	660,000	673
Nexstar Finance, Inc., 6.875%, 11/15/20	395,000	405
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	1,300,000	1,271
Numericable Group SA, 4.875%, 5/15/19 144A	2,535,000	2,503
Numericable Group SA, 6.00%, 5/15/22 144A	1,295,000	1,305
Numericable Group SA, 6.25%, 5/15/24 144A	650,000	648
Outerwall, Inc., 5.875%, 6/15/21 144A	1,825,000	1,720
Outerwall, Inc., 6.00%, 3/15/19	1,755,000	1,724
R.R. Donnelley & Sons Co., 6.00%, 4/1/24	655,000	647
R.R. Donnelley & Sons Co., 7.00%, 2/15/22	395,000	417
R.R. Donnelley & Sons Co., 7.875%, 3/15/21	655,000	719
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,349
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,007
Sinclair Television Group, Inc., 6.375%, 11/1/21	550,000	562
Sirius XM Holdings, Inc., 4.25%, 5/15/20 144A	645,000	618
Sirius XM Holdings, Inc., 4.625%, 5/15/23 144A	550,000	511
Sirius XM Holdings, Inc., 5.75%, 8/1/21 144A	1,045,000	1,050
Sirius XM Holdings, Inc., 5.875%, 10/1/20 144A	1,180,000	1,195
Sirius XM Radio, Inc., 6.00%, 7/15/24 144A	1,310,000	1,330
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	1,035,000	1,045
Time, Inc., 5.75%, 4/15/22 144A	975,000	934
Univision Communications, Inc., 6.75%, 9/15/22 144A	909,000	973
Univision Communications, Inc., 7.875%, 11/1/20 144A	700,000	750

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Media continued
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	1,345,000	1,406
Videotron, Ltd., 5.00%, 7/15/22	1,390,000	1,376
Virgin Media Secured Finance PLC, 5.375%, 4/15/21 144A	1,380,000	1,390
VTR Finance BV, 6.875%, 1/15/24 144A	595,000	616

Total		73,107

Metals & Mining (4.9%)
AK Steel Corp., 7.625%, 5/15/20	655,000	647
AK Steel Corp., 7.625%, 10/1/21	1,615,000	1,566
AK Steel Corp., 8.75%, 12/1/18	1,270,000	1,378
Aleris International, Inc., 7.625%, 2/15/18	715,000	719
Aleris International, Inc., 7.875%, 11/1/20	840,000	836
Alpha Natural Resources, Inc., 6.00%, 6/1/19	2,305,000	1,394
Alpha Natural Resources,Inc., 7.50%, 8/1/20 144A	850,000	761
ArcelorMittal, 5.75%, 8/5/20	1,190,000	1,242
ArcelorMittal, 6.00%, 3/1/21	2,040,000	2,145
ArcelorMittal, 6.125%, 6/1/18	1,765,000	1,871
ArcelorMittal, 6.75%, 2/25/22	690,000	741
CONSOL Energy, Inc., 5.875%, 4/15/22 144A	650,000	640
CONSOL Energy, Inc., 8.25%, 4/1/20	1,470,000	1,536
Constellium NV, 5.75%, 5/15/24 144A	395,000	395
First Quantum Minerals, Ltd., 7.00%, 2/15/21 144A	1,449,000	1,469
First Quantum Minerals, Ltd., 7.25%, 5/15/22 144A	1,180,000	1,207
FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	835,000	841
FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,590,000	1,644
GrafTech International, Ltd., 6.375%, 11/15/20	1,400,000	1,389
KGHM International, Ltd., 7.75%, 6/15/19 144A	1,190,000	1,255
Molycorp, Inc., 10.00%, 6/1/20	1,165,000	810
New Gold, Inc., 6.25%, 11/15/22 144A	1,005,000	1,018

High Yield Bond Portfolio

	Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
(c)	Patriot Coal Corp., 15.00%, 12/15/23 144A	160,932	193
	Peabody Energy Corp., 6.00%, 11/15/18	2,060,000	2,019
	Peabody Energy Corp., 6.50%, 9/15/20	1,115,000	1,042
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	425,000	442
	Steel Dynamics, Inc., 5.125%, 10/1/21 144A	620,000	629
	Steel Dynamics, Inc., 5.50%, 10/1/24 144A	930,000	935
	Steel Dynamics, Inc., 6.125%, 8/15/19	540,000	570
	Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	570
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	730,000	701
	United States Steel Corp., 7.375%, 4/1/20	1,180,000	1,310
	Vedanta Resources PLC, 6.00%, 1/31/19 144A	805,000	813

	Total		34,728

	Oil & Gas (0.8%)
	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 144A	625,000	594
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	450,000	475
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20	590,000	622
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	2,265,000	2,372
	Tesoro Corp., 5.375%, 10/1/22	555,000	558
	Ultra Petroleum Corp., 5.75%, 12/15/18 144A	335,000	337
	Western Refining, Inc., 6.25%, 4/1/21	675,000	675

	Total		5,633

	Other Holdings (–%)
(d)	General Motors Co. Escrow, 7.20%, 1/15/15	610,000	-
(d)	General Motors Co. Escrow, 8.375%, 7/15/33	4,865,000	-

	Total		-

	Pharmaceuticals (2.4%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	915,000	1,226

	Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

	Pharmaceuticals continued
(c)	Capsugel SA, 7.00%, 5/15/19 144A	780,000	778
	Endo Finance LLC, 5.75%, 1/15/22 144A	1,305,000	1,289
	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	1,630,000	1,557
	Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19 144A	445,000	466
	Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22 144A	795,000	837
	Forest Laboratories, Inc., 4.375%, 2/1/19 144A	1,380,000	1,452
	Forest Laboratories, Inc., 5.00%, 12/15/21 144A	780,000	834
	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 144A	460,000	454
	Jaguar Holding Co. I, 9.375%, 10/15/17 144A	610,000	616
	JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 144A	470,000	475
	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22 144A	1,300,000	1,310
	Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21 144A	485,000	525
	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	655,000	653
	Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20 144A	750,000	771
	Valeant Pharmaceuticals International, Inc., 6.75%, 10/1/17 144A	555,000	573
	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 144A	1,571,000	1,657
	Valeant Pharmaceuticals International, Inc., 6.875%, 12/1/18 144A	1,585,000	1,636

	Total		17,109

	Pipelines (4.3%)
	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	525,000	537
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	890,000	948
	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,040,000	1,082
	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,570,000	1,613

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20	1,095,000	1,120
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	1,175,000	1,181
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22	520,000	521
El Paso LLC, 6.50%, 9/15/20	500,000	562
El Paso LLC, 7.25%, 6/1/18	500,000	568
Energy Transfer Equity LP, 7.50%, 10/15/20	2,020,000	2,247
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	325,000	317
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	995,000	975
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	1,075,000	1,139
Kinder Morgan, Inc., 5.00%, 2/15/21 144A	730,000	761
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	625,000	664
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	603,000	635
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	780,000	823
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/19 144A	655,000	642
NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 144A	980,000	1,019
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21	405,000	424
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	811,000	884
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23	655,000	634

High Yield Bond Portfolio

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	205,000	202
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	1,310,000	1,362
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	525,000	546
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,650,000	1,695
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,230,000	1,242
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 144A	2,285,000	2,405
Southern Star Central Corp., 5.125%, 7/15/22 144A	495,000	493
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	455,000	446
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	547,000	583
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	1,001
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	940,000	971

Total		30,242

Real Estate Investment Trusts (0.5%)
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	1,100,000	1,174
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,160,000	1,241
PennyMac Corp., 5.375%, 5/1/20 144A	1,270,000	1,245
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/1/21	260,000	264

Total		3,924

Services (1.7%)
The ADT Corp., 4.125%, 4/15/19	490,000	480
The ADT Corp., 6.25%, 10/15/21	1,670,000	1,728
APX Group, 8.75%, 12/1/20	650,000	591

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Services continued
APX Group, Inc., 6.375%, 12/1/19	190,000	184
Clean Harbors, Inc., 5.125%, 6/1/21	425,000	421
Clean Harbors, Inc., 5.25%, 8/1/20	770,000	770
The Geo Group, Inc., 5.875%, 1/15/22	1,675,000	1,692
The Geo Group, Inc., 6.625%, 2/15/21	715,000	751
Mobile Mini, Inc., 7.875%, 12/1/20	665,000	712
Quad Graphics, Inc., 7.00%, 5/1/22 144A	748,000	723
QVC, Inc., 5.125%, 7/2/22	380,000	399
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.50%, 4/15/19 144A	455,000	439
Service Corp. International, 4.50%, 11/15/20	1,505,000	1,460
Service Corp. International, 8.00%, 11/15/21	350,000	409
West Corp., 5.375%, 7/15/22 144A	1,630,000	1,504

Total		12,263

Technology (5.1%)
ACI Worldwide, Inc., 6.375%, 8/15/20 144A	395,000	410
Advanced Micro Devices, Inc., 6.75%, 3/1/19	785,000	793
Advanced Micro Devices, Inc., 7.00%, 7/1/24	655,000	626
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17 144A	650,000	657
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 144A	785,000	797
Alliance Data Systems Corp., 5.375%, 8/1/22 144A	1,170,000	1,135
Amkor Technology, Inc., 6.375%, 10/1/22	665,000	688
Amkor Technology, Inc., 6.625%, 6/1/21	1,270,000	1,324
Anixter, Inc., 5.125%, 10/1/21	900,000	889
Audatex North America, Inc., 6.00%, 6/15/21 144A	2,665,000	2,732
Audatex North America, Inc., 6.125%, 11/1/23 144A	655,000	671
BCP Singapore VI Cayman Financing Co., 8.00%, 4/15/21 144A	1,045,000	1,071
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	445,000	427

	Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	Boxer Parent Co., 9.00%, 10/15/19 144A	1,385,000	1,274
	Cardtronics, Inc., 5.125%, 8/1/22 144A	520,000	512
	CommScope, Inc., 5.00%, 6/15/21 144A	460,000	451
	CommScope, Inc., 5.50%, 6/15/24 144A	575,000	565
	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	2,092,000	2,152
	Equinix, Inc., 7.00%, 7/15/21	485,000	520
	First Data Corp., 6.75%, 11/1/20 144A	1,185,000	1,256
	First Data Corp., 7.375%, 6/15/19 144A	820,000	863
	First Data Corp., 8.25%, 1/15/21 144A	935,000	991
(c)	First Data Corp., 8.75%, 1/15/22 144A	750,000	795
	First Data Corp., 11.25%, 1/15/21	1,012,000	1,152
	First Data Corp., 11.75%, 8/15/21	1,639,000	1,897
	Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	2,150,000	2,112
	Freescale Semiconductor, Inc., 6.00%, 1/15/22 144A	655,000	665
	iGATE Corp., 4.75%, 4/15/19 144A	420,000	407
(c)	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21 144A	260,000	257
	Iron Mountain, Inc., 7.75%, 10/1/19	1,360,000	1,452
	Micron Technology, Inc., 5.50%, 2/1/25 144A	520,000	510
	Micron Technology, Inc., 5.875%, 2/15/22 144A	1,390,000	1,439
	NCR Corp., 4.625%, 2/15/21	675,000	662
	NCR Corp., 5.00%, 7/15/22	335,000	327
	NCR Corp., 5.875%, 12/15/21	1,300,000	1,329
	NCR Corp., 6.375%, 12/15/23	520,000	545
	SunGard Data Systems, Inc., 7.625%, 11/15/20	1,230,000	1,285

	Total		35,638

	Telecommunications (9.3%)
	Altice SA, 7.75%, 5/15/22 144A	1,150,000	1,187
	CenturyLink, Inc., 5.625%, 4/1/20	1,870,000	1,929
	CenturyLink, Inc., 6.45%, 6/15/21	3,895,000	4,168

High Yield Bond Portfolio

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	955,000	1,066
Columbus International, Inc., 7.375%, 3/30/21 144A	525,000	546
Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	524
Digicel Group, Ltd., 8.25%, 9/30/20 144A	1,200,000	1,236
Digicel, Ltd., 6.00%, 4/15/21 144A	1,260,000	1,247
Frontier Communications Corp., 6.25%, 9/15/21	415,000	411
Frontier Communications Corp., 6.875%, 1/15/25	260,000	257
Frontier Communications Corp., 8.125%, 10/1/18	745,000	833
Frontier Communications Corp., 8.25%, 4/15/17	710,000	788
Frontier Communications Corp., 8.50%, 4/15/20	1,765,000	1,959
Frontier Communications Corp., 9.25%, 7/1/21	835,000	954
GCI, Inc., 8.625%, 11/15/19	1,755,000	1,808
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,410,000	1,449
SBA Communications Corp., 4.875%, 7/15/22 144A	975,000	936
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,015
SBA Telecommunications, Inc., 5.75%, 7/15/20	810,000	824
SoftBank Corp., 4.50%, 4/15/20 144A	1,335,000	1,332
Sprint Capital Corp., 6.90%, 5/1/19	1,550,000	1,629
Sprint Communications, Inc., 6.00%, 11/15/22	1,835,000	1,780
Sprint Communications, Inc., 7.00%, 8/15/20	2,740,000	2,856
Sprint Communications, Inc., 8.375%, 8/15/17	1,960,000	2,190
Sprint Communications, Inc., 9.00%, 11/15/18 144A	1,630,000	1,883
Sprint Communications, Inc., 9.125%, 3/1/17	835,000	941
Sprint Communications, Inc., 11.50%, 11/15/21	1,485,000	1,901
Sprint Corp., 7.125%, 6/15/24 144A	650,000	655
Sprint Corp., 7.25%, 9/15/21 144A	2,610,000	2,718
Sprint Corp., 7.875%, 9/15/23 144A	1,965,000	2,083
Telecom Italia Capital SA, 7.175%, 6/18/19	1,540,000	1,740

Bonds (90.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
T-Mobile USA, Inc., 6.00%, 3/1/23	775,000	774
T-Mobile USA, Inc., 6.125%, 1/15/22	1,175,000	1,181
T-Mobile USA, Inc., 6.25%, 4/1/21	2,740,000	2,767
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,032
T-Mobile USA, Inc., 6.542%, 4/28/20	1,045,000	1,071
T-Mobile USA, Inc., 6.625%, 4/1/23	400,000	409
T-Mobile USA, Inc., 6.633%, 4/28/21	785,000	805
T-Mobile USA, Inc., 6.731%, 4/28/22	365,000	373
tw telecom holdings, inc., 5.375%, 10/1/22	785,000	844
Wind Acquisition Finance SA, 4.75%, 7/15/20 144A	1,160,000	1,114
Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	1,640,000	1,710
Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	2,270,000	2,281
Windstream Corp., 6.375%, 8/1/23	1,105,000	1,066
Windstream Corp., 7.75%, 10/15/20	2,210,000	2,326
Windstream Corp., 7.75%, 10/1/21	1,180,000	1,257
Windstream Corp., 7.875%, 11/1/17	1,350,000	1,498

Total		65,353

Transportation (0.7%)
Air Canada, 7.75%, 4/15/21 144A	325,000	332
The Hertz Corp., 5.875%, 10/15/20	420,000	426
Stena AB, 7.00%, 2/1/24 144A	1,185,000	1,232
United Continental Holdings, Inc., 6.00%, 12/1/20	1,960,000	1,980
XPO Logistics, Inc., 7.875%, 9/1/19 144A	650,000	671

Total		4,641

Total Bonds
(Cost: $637,074)		639,652

Bank Loan Obligations (2.8%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations (2.8%)
Advantage Sales and Marketing, Inc., 4.25%, 7/11/21	1,000,000	982
Albertsons LLC, 4.75%, 3/21/19	990,031	985
Atlantic Power LP, 4.80%, 2/24/21	1,151,741	1,140
BWAY Holding Co., 5.50%, 8/8/20	997,500	997
CHS/Community Health Systems, Inc., 4.25%, 1/27/21	992,500	989
Delta 2 Lux SARL, 7.75%, 7/30/21	1,000,000	985
Drillships Financing Holding, Inc., 6.00%, 3/31/21	1,485,000	1,421
Federal-Mogul Holdings Corp., 4.75%, 4/15/21	1,500,000	1,485
J.Crew Group, Inc., 4.00%, 3/5/21	997,500	946
Offshore Group Investment, Ltd., 5.00%, 10/25/17	766,000	735
Ortho-Clinical Diagnostics, Inc., 4.75%, 6/30/21	997,500	985
Scientific Games International, Inc., 4.25%, 10/18/20	992,500	988
Signode Industrial Group US, Inc., 4.00%, 5/1/21	881,481	870
SunGard Availability Services Capital, Inc., 6.00%, 3/31/19	995,000	916
SuperValu, Inc., 4.50%, 3/21/19	1,470,969	1,444
TransUnion LLC, 4.00%, 3/24/21	1,492,500	1,469
Univision Communications, Inc., 4.00%, 3/1/20	1,477,584	1,448
Visant Corp., 7.00%, 8/14/21	1,000,000	985

Total Bank Loan Obligations
(Cost: $20,083)		19,770

Short-Term Investments (3.8%)

Commercial Paper (3.8%)
Cox Enterprises, Inc., 0.25%, 10/1/14 144A	5,000,000	5,000
CVS Corp., 0.17%, 10/1/14 144A	1,500,000	1,500
Duke Energy Corp., 0.24%, 10/21/14 144A	5,000,000	4,999
Edison International, 0.19%, 10/14/14 144A	5,000,000	5,000
Enterprise Products, 0.21%, 10/14/14 144A	5,000,000	5,000

High Yield Bond Portfolio

Short-Term Investments (3.8%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
Magellan Mid Partners LP, 0.26%, 10/15/14 144A	5,000,000	4,999

Total		26,498

Total Short-Term Investments
(Cost: $26,498)		26,498

Total Investments (98.6%)
(Cost: $691,754)(a)		694,497

Other Assets, Less
Liabilities (1.4%)		9,698

Net Assets (100.0%)		704,195

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $279,818 representing 39.8% of the net assets.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $691,754 and the net unrealized appreciation of investments based on that cost was $2,743 which is comprised of $13,667 aggregate gross unrealized appreciation and $10,924 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$563	$-	$207
Bank Loan Obligations	-	19,770	-
Preferred Stocks	7,807	-	-
Corporate Bonds	-	639,652	-
Short-Term Investments	-	26,498	-
Total	$8,370	$685,920	$207

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (0.5%)
	Banque PSA Finance, 4.375%, 4/4/16 144A	500,000	510
(b)	General Motors Financial Co., 2.625%, 7/10/17	800,000	804
(b)	Magna International, Inc., 3.625%, 6/15/24	700,000	696
	RCI Banque SA, 3.50%, 4/3/18 144A	300,000	310
	Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	326

	Total		2,646

	Banking (12.7%)
(b)	Ally Financial, Inc., 3.50%, 7/18/16	700,000	708
(b)	Ally Financial, Inc., 4.625%, 6/26/15	300,000	304
(b)	Ally Financial, Inc., 5.125%, 9/30/24	800,000	784
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	643
(b)	Banco Santander Brasil SA/Cayman Islands, 4.625%, 2/13/17	400,000	417
	Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	985
	Banco Santander Mexico SA, 4.125%, 11/9/22 144A	2,350,000	2,362
	Banco Votorantim SA, 5.25%, 2/11/16 144A	800,000	828
(b)	Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,149
(b)	Barclays Bank PLC, 7.75%, 4/10/23	3,200,000	3,464
(b)	BPCE SA, 4.00%, 4/15/24	2,000,000	2,015
	BPCE SA, 4.50%, 3/15/25 144A	1,600,000	1,551
	BPCE SA, 4.625%, 7/11/24 144A	1,400,000	1,369
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,637
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 12/29/49 144A	200,000	264
	Corpbanca SA, 3.875%, 9/22/19 144A	1,400,000	1,407
(b)	Credit Agricole SA, 8.125%, 9/19/33	6,500,000	7,214

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Credit Suisse AG, 6.50%, 8/8/23 144A	2,200,000	2,393
(b)	Credit Suisse AG, 6.50%, 8/8/23	1,700,000	1,849
	The Goldman Sachs Group, Inc., 4.00%, 3/3/24	400,000	403
	The Goldman Sachs Group, Inc., 5.75%, 1/24/22	400,000	455
(b)	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	850,000	1,015
	ING Bank NV, 5.80%, 9/25/23 144A	3,000,000	3,305
	Intesa Sanpaolo SpA, 2.375%, 1/13/17	800,000	809
	Intesa Sanpaolo SpA, 5.017%, 6/26/24 144A	500,000	487
	Intesa Sanpaolo SpA, 6.50%, 2/24/21 144A	4,100,000	4,721
(b)	JPMorgan Chase & Co., 7.90%, 4/29/49	2,200,000	2,381
(b)	KBC Bank NV, 8.00%, 1/25/23	4,600,000	5,132
	LBG Capital No.1 PLC, 8.50%, 12/29/49 144A	660,000	712
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	339
	Morgan Stanley, 5.50%, 1/26/20	500,000	561
(b)	Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	1,200,000	1,396
(b)	The Royal Bank of Scotland PLC, 9.50%, 3/16/22	3,200,000	3,648
(b)	UBS AG, 4.75%, 5/22/23	2,300,000	2,300
(b)	UBS AG of Stamford Connecticut, 7.625%, 8/17/22	1,400,000	1,626
(b)	UBS AG/Jersey, 7.25%, 2/22/22	2,700,000	2,886
(b)	Wells Fargo & Co., 7.98%, 3/29/49	3,100,000	3,392

	Total		67,911

	Basic Materials (0.3%)
	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	299
	Hamilton College, 4.75%, 7/1/13	100,000	91
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	212

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Sappi Papier Holding GmbH, 7.75%, 7/15/17 144A	400,000	430
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	484

	Total		1,516

	Builders & Building Materials (0.6%)
	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/1/17	600,000	588
	Cemex SAB de CV, 9.50%, 6/15/18 144A	1,300,000	1,447
	HD Supply, Inc., 8.125%, 4/15/19	1,000,000	1,080

	Total		3,115

	Capital Goods (0.2%)
	NCSG Crane & Heavy Haul Services, 9.50%, 8/15/19 144A	1,000,000	1,026

	Total		1,026

	Chemicals (0.8%)
	Ashland, Inc., 3.875%, 4/15/18	500,000	501
	Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	724
	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd., 5.125%, 12/12/17 144A	900,000	878
	Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	213
	Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	214
(b)	Ineos Group Holdings SA EUR, 6.50%, 8/15/18	1,200,000	1,553
	Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 144A	200,000	194

	Total		4,277

	Consumer Products & Retailing (0.4%)
	Altria Group, Inc., 10.20%, 2/6/39	418,000	704
	CVS Pass-Through Trust, 4.704%, 1/10/36 144A	491,213	521
	CVS Pass-Through Trust, 5.926%, 1/10/34 144A	842,419	977

Multi-Sector Bond Portfolio

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Products & Retailing continued
	CVS Pass-Through Trust, 7.507%, 1/10/32 144A	89,959	115
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	106

	Total		2,423

	Electric Utilities (1.8%)
	The AES Corp., 8.00%, 10/15/17	13,000	15
	The AES Corp., 8.00%, 6/1/20	300,000	344
	ContourGlobal Power Holdings SA, 7.125%, 6/1/19 144A	300,000	297
	Exelon Generation Co. LLC, 4.25%, 6/15/22	500,000	515
	FirstEnergy Corp., 7.375%, 11/15/31	800,000	946
(b)	NRG Energy, Inc., 7.625%, 1/15/18	3,400,000	3,740
	Puget Energy, Inc., 5.625%, 7/15/22	200,000	229
(b)	RWE AG, 7.00%, 10/12/72	1,600,000	1,736
(b)	SSE PLC, 5.625%, 9/29/49	1,600,000	1,688

	Total		9,510

	Energy (3.3%)
(b)	Afren PLC, 6.625%, 12/9/20	2,600,000	2,477
	Borets Finance, Ltd., 7.625%, 9/26/18 144A	1,600,000	1,568
	California Resources Corp., 5.00%, 1/15/20 144A	700,000	710
	California Resources Corp., 5.50%, 9/15/21 144A	600,000	609
	California Resources Corp., 6.00%, 11/15/24 144A	600,000	616
(b)	Chesapeake Energy Corp., 3.484%, 4/15/19	1,500,000	1,504
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	34,000	34
	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	106
	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 144A	200,000	203
	Harvest Operations Corp., 6.875%, 10/1/17	100,000	104

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Nakilat, Inc., 6.067%, 12/31/33	200,000	226
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	313
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	103
	Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 144A	3,590,000	3,105
	Novatek OAO via Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,600,000	1,616
(b)	Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,312,500	1,364
	Petrofac, Ltd., 3.40%, 10/10/18 144A	100,000	103
	Pride International, Inc., 8.50%, 6/15/19	500,000	619
	Tullow Oil PLC, 6.25%, 4/15/22 144A	2,600,000	2,542

	Total		17,922

	Finance (4.7%)
	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21 144A	1,500,000	1,492
	Aviation Capital Group Corp., 3.875%, 9/27/16 144A	1,000,000	1,029
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	664,000	675
	CIT Group, Inc., 3.875%, 2/19/19	800,000	786
	CIT Group, Inc., 4.25%, 8/15/17	100,000	101
(b)	CIT Group, Inc., 5.25%, 3/15/18	2,700,000	2,781
	GATX Corp., 4.75%, 6/15/22	200,000	216
(b)	General Electric Capital Corp., 6.25%, 12/29/49	2,300,000	2,478
(b)	International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,491
	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,293
(b)	PHH Corp., 6.375%, 8/15/21	1,100,000	1,078
	SCF Capital, Ltd., 5.375%, 10/27/17 144A	2,500,000	2,375
(b)	SLM Corp., 4.875%, 6/17/19	1,200,000	1,200
	SLM Corp., 6.00%, 1/25/17	100,000	105

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
(b)	SLM Corp., 6.25%, 1/25/16	3,200,000	3,322
(b)	SLM Corp., 8.45%, 6/15/18	1,100,000	1,237
	Springleaf Finance Corp., 5.75%, 9/15/16	300,000	311
	Springleaf Finance Corp., 6.50%, 9/15/17	700,000	738
(b)	Springleaf Finance Corp., 6.90%, 12/15/17	2,200,000	2,338

	Total		25,046

	Foreign Agencies (13.0%)
	AK Transneft OJSC Via TransCapitalInvest, Ltd., 8.70%, 8/7/18 144A	1,000,000	1,123
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	219
(b)	Banco do Brasil SR (Cayman), 3.875%, 10/10/22	4,300,000	3,988
	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 144A	700,000	716
	Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 4/14/19 144A	2,100,000	2,107
(b)	Banco Nacional de Desenvolvimento Economico e Social, 6.50%, 6/10/19	2,000,000	2,247
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	434
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	217
	Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,453
	Dolphin Energy, Ltd., 5.50%, 12/15/21	200,000	224
	DP World, Ltd., 6.85%, 7/2/37 144A	200,000	224
(b)	Ecopetrol SA, 7.375%, 9/18/43	1,400,000	1,691
	Ecopetrol SA, 7.625%, 7/23/19	720,000	855
(b)	Eksportfinans ASA, 2.00%, 9/15/15	1,500,000	1,498
(b)	Eksportfinans ASA, 2.375%, 5/25/16	1,900,000	1,902
	Eksportfinans ASA, 5.50%, 5/25/16	200,000	211
	Eksportfinans ASA, 5.50%, 6/26/17	100,000	108
(k)	Electricite de France SA, 5.25%, 1/29/49	2,200,000	2,236

Multi-Sector Bond Portfolio

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	Electricite de France SA, 5.625%, 12/29/49 144A	500,000	520
	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 144A	3,000,000	2,835
	Gazprom OAO Via Gaz Capital SA, 3.85%, 2/6/20 144A	1,400,000	1,284
(k)	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,000,000	1,017
(k)	Gazprom OAO Via Gaz Capital SA, 8.625%, 4/28/34	3,100,000	3,612
(k)	Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	1,500,000	1,716
	Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	224
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	112
	Majapahit Holding BV, 7.75%, 1/20/20 144A	800,000	926
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	116
	Majapahit Holding BV, 8.00%, 8/7/19 144A	600,000	700
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	117
	Nakilat, Inc., 6.267%, 12/31/33 144A	639,849	722
	Ooredoo International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	214
	Pertamina Persero PT, 4.30%, 5/20/23 144A	600,000	569
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	107,585	101
	Perusahaan Listrik Negara PT, 5.50%, 11/22/21 144A	600,000	626
(k)	Petrobras Global Finance BV, 6.25%, 3/17/24	1,400,000	1,467
(k)	Petrobras International Finance Co. SA, 5.375%, 1/27/21	2,900,000	2,931
	Petrobras International Finance Co. SA, 5.75%, 1/20/20	300,000	316
(k)	Petrobras International Finance Co. SA, 6.75%, 1/27/41	2,200,000	2,259
(k)	Petroleos de Venezuela SA, 5.375%, 4/12/27	3,600,000	1,786
(k)	Petroleos de Venezuela SA, 5.50%, 4/12/37	5,200,000	2,522

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
(k)	Petroleos de Venezuela SA, 8.50%, 11/2/17	4,300,000	3,386
(k)	Petroleos Mexicanos, 8.00%, 5/3/19	1,200,000	1,457
(k)	Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,176
	Rosneft Finance SA, 7.25%, 2/2/20	400,000	416
	Rosneft Oil Co. via Rosneft International Finance, Ltd., 3.149%, 3/6/17 144A	1,700,000	1,619
	Russian Agricultural Bank OJSC, 5.298%, 12/27/17 144A	2,000,000	1,969
	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.10%, 7/25/18 144A	2,400,000	2,320
(k)	RZD Capital, Ltd., 5.739%, 4/3/17	1,600,000	1,634
	SB Capital SA, 5.717%, 6/16/21	200,000	196
	Sberbank of Russia Via SB Capital SA, 4.95%, 2/7/17 144A	2,800,000	2,820
	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	400,000	392
(k)	Vnesheconombank Via VEB Finance PLC, 5.942%, 11/21/23	2,700,000	2,523
	Vnesheconombank Via VEB Finance PLC, 6.025%, 7/5/22 144A	1,100,000	1,044
	Vnesheconombank Via VEB Finance PLC, 6.902%, 7/9/20 144A	600,000	606

	Total		69,703

	Healthcare (0.8%)
(k)	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,368
	CHS/Community Health Systems, Inc., 5.125%, 8/1/21 144A	200,000	199
(k)	HCA, Inc., 6.50%, 2/15/20	2,200,000	2,404
	Tenet Healthcare Corp., 4.50%, 4/1/21	300,000	293

	Total		4,264

	Insurance (0.1%)
	The Doctors Co., 6.50%, 10/15/23 144A	300,000	325

	Total		325

	Media (1.9%)
	CSC Holdings LLC, 7.625%, 7/15/18	800,000	894

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	228
(k)	DISH DBS Corp., 5.125%, 5/1/20	3,800,000	3,790
	Numericable Group SA, 4.875%, 5/15/19 144A	400,000	395
	Numericable Group SA, 6.00%, 5/15/22 144A	900,000	907
	Numericable Group SA, 6.25%, 5/15/24 144A	2,200,000	2,195
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	400,000	418
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	200,000	214
	UPCB Finance VI, Ltd., 6.875%, 1/15/22 144A	150,000	160
	Viacom, Inc., 5.85%, 9/1/43	100,000	111
	Virgin Media Secured Finance PLC, 5.25%, 1/15/21	700,000	704

	Total		10,016

	Metals & Mining (4.1%)
	Alrosa Finance SA, 7.75%, 11/3/20	900,000	921
	ALROSA Finance SA, 7.75%, 11/3/20 144A	1,500,000	1,536
	Anglo American Capital PLC, 4.125%, 4/15/21 144A	200,000	201
	Anglo American Capital PLC, 4.125%, 9/27/22 144A	1,100,000	1,085
	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	100
	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	1,000,000	966
	ArcelorMittal SA, 4.25%, 2/25/15	100,000	100
(k)	ArcelorMittal SA, 4.25%, 8/5/15	1,500,000	1,524
(e)	ArcelorMittal SA, 9.50%, 2/15/15	400,000	411
	CONSOL Energy, Inc., 5.875%, 4/15/22 144A	400,000	394
	CSN Resources SA, 6.50%, 7/21/20	100,000	103
(k)	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	3,400,000	3,026
	GTL Trade Finance, Inc., 5.893%, 4/29/24 144A	2,490,000	2,518
	Metalloinvest Finance, Ltd., 6.50%, 7/21/16	200,000	202
	OAO Novolipetsk Steel via Steel Funding, Ltd., 4.45%, 2/19/18 144A	1,500,000	1,451

Multi-Sector Bond Portfolio

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Plains Exploration & Production Co., 6.75%, 2/1/22	228,000	253
	Severstal OAO Via Steel Capital SA, 4.45%, 3/19/18 144A	1,000,000	967
	Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17 144A	700,000	728
(k)	Southern Copper Corp., 5.25%, 11/8/42	1,700,000	1,606
	Southern Copper Corp., 6.75%, 4/16/40	800,000	889
	Southern Copper Corp., 7.50%, 7/27/35	200,000	238
	Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	315
	Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	806
	Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	420
(k)	Vale Overseas, Ltd., 6.875%, 11/21/36	1,000,000	1,128
	Vale Overseas, Ltd., 6.875%, 11/10/39	300,000	341

	Total		22,229

	Oil & Gas (0.6%)
	BG Energy Capital PLC, 6.50%, 11/30/72	700,000	762
(k)	Borets Finance, Ltd., 7.625%, 9/26/18	1,100,000	1,078
	EDC Finance, Ltd., 4.875%, 4/17/20	400,000	360
	Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	314
	Rosneft Finance SA, 7.25%, 2/2/20 144A	400,000	415
	Rosneft Finance SA, 7.875%, 3/13/18 144A	100,000	107
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	14,455	14

	Total		3,050

	Pharmaceuticals (0.5%)
	Amgen, Inc., 5.375%, 5/15/43	900,000	980
	Endo Finance LLC, 5.75%, 1/15/22 144A	300,000	296
	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	900,000	860
	Hospira, Inc., 5.80%, 8/12/23	200,000	222

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Pharmaceuticals continued
	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22 144A	400,000	403

	Total		2,761

	Pipelines (1.8%)
	Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 5/15/22 144A	100,000	97
	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	100,000	106
(k)	Kinder Morgan, Inc., 7.75%, 1/15/32	916,000	1,124
	Kinder Morgan, Inc., 8.25%, 2/15/16	100,000	109
	Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,700,000	1,921
(k)	Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	1,100,000	1,084
	Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	300,000	312
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,030
	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	2,900,000	3,089
	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 144A	300,000	305
	Sabine Pass LNG LP, 7.50%, 11/30/16 144A	100,000	106
	Sabine Pass LNG LP, 7.50%, 11/30/16	100,000	106
(d)	Selectica, 8.75%, 11/15/15	500,000	-
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	469,000	485

	Total		9,874

	Real Estate Investment Trusts (0.5%)
	Deutsche Annington Finance BV, 5.00%, 10/2/23 144A	300,000	319
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,165
	OMEGA Healthcare Investors, Inc., 4.50%, 1/15/25 144A	100,000	98

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Real Estate Investment Trusts continued
	OMEGA Healthcare Investors, Inc., 4.95%, 4/1/24 144A	100,000	102
(k)	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,185

	Total		2,869

	Services (0.1%)
	QVC, Inc., 4.375%, 3/15/23	500,000	499
	QVC, Inc., 4.85%, 4/1/24	100,000	102

	Total		601

	Technology (0.4%)
	Alliance Data Systems Corp., 5.25%, 12/1/17 144A	600,000	607
	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	800,000	823
	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	200
	NXP BV/NXP Funding LLC, 3.50%, 9/15/16 144A	400,000	401

	Total		2,031

	Telecommunications (3.5%)
(k)	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,789
(k)	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	1,018
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	618
	Eileme 2 AB, 11.625%, 1/31/20 144A	600,000	693
	Millicom International Cellular SA, 6.625%, 10/15/21 144A	200,000	208
	Qwest Corp., 7.25%, 9/15/25	500,000	583
	Sprint Communications, Inc., 7.00%, 8/15/20	700,000	730
	Sprint Corp., 7.875%, 9/15/23 144A	2,500,000	2,650
	T-Mobile USA, Inc., 6.00%, 3/1/23	400,000	400
	T-Mobile USA, Inc., 6.25%, 4/1/21	600,000	606
	T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	615
(k)	Verizon Communications, Inc., 6.55%, 9/15/43	1,565,000	1,955

Multi-Sector Bond Portfolio

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Vimpel Communications Via VIP Finance Ireland, Ltd., 7.748%, 2/2/21 144A	1,200,000	1,230
	Vimpel Communications Via VIP Finance Ireland, Ltd., 9.125%, 4/30/18 144A	900,000	971
	VimpelCom Holdings BV, 7.504%, 3/1/22 144A	3,700,000	3,769
	Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	1,005

	Total		18,840

	Transportation (1.4%)
	American Airlines Pass Through Trust, 3.70%, 10/1/26	600,000	598
	American Airlines Pass Through Trust, 5.25%, 1/31/21	153,409	166
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	529
	Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	862
	Brunswick Rail Finance, Ltd., 6.50%, 11/1/17 144A	2,700,000	2,504
	Continental Airlines Pass Through Trust, 4.75%, 1/12/21	82,978	89
	Continental Airlines Pass Through Trust, 7.25%, 11/10/19	240,207	282
	DP World Sukuk, Ltd., 6.25%, 7/2/17	200,000	219
	DP World, Ltd., 6.85%, 7/2/37	500,000	561
	United Airlines, 4.30%, 8/15/25	100,000	105
(k)	US Airways Pass-Through Trust, 5.90%, 10/1/24	1,390,648	1,558
	The Virgin Australia Trust, 5.00%, 10/23/23 144A	93,049	97

	Total		7,570

	Yankee Sovereign (1.7%)
(k)	Indonesia Government International Bond, 6.875%, 1/17/18	5,300,000	5,969
	Venezuela Government International Bond, 7.65%, 4/21/25	800,000	492

	Corporate Bonds (55.7%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign continued
	Venezuela Government International Bond, 7.75%, 10/13/19	1,100,000	762
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	128
	Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	723
	Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	924

	Total		8,998

	Total Corporate Bonds
	(Cost: $297,434)		298,523

	Foreign Bonds (25.8%)	Shares/ Par

	Aerospace & Defense (0.7%)
(f)	Finmeccanica Finance SA/Old, 8.00%, 12/16/19, GBP	1,900,000	3,565

	Total		3,565

	Autos & Vehicle Parts (0.8%)
(f)	Fiat Finance and Trade, Ltd., 7.00%, 3/23/17, EUR	2,900,000	4,020
(c),(f)	Schaeffler Holding Finance BV, 6.875%, 8/15/18, EUR	200,000	265

	Total		4,285

	Banking (7.7%)
(f)	Alpha Credit Group PLC, 3.375%, 6/17/17, EUR	1,100,000	1,330
(f)	Banco do Brasil SA/Cayman, 4.50%, 1/20/16 144A, EUR	200,000	262
(f)	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A, EUR	300,000	400
(f)	Banco Popolare SC, 2.375%, 1/22/18, EUR	900,000	1,141
(f)	Banco Popolare Societa Cooperativa, 3.50%, 3/14/19, EUR	3,800,000	4,983
(f)	Banco Popular Espanol SA, 11.50%, 10/29/49, EUR	1,500,000	2,065
(f)	Bank of America Corp., 7.00%, 7/31/28, GBP	1,000,000	2,152
(f)	Bank of Scotland PLC, 6.375%, 8/16/19, GBP	100,000	181
(f)	Bankia SA, 3.50%, 1/17/19, EUR	2,400,000	3,259

	Foreign Bonds (25.8%)	Shares/ Par	Value $ (000’s)

	Banking continued
(f)	Barclays Bank PLC, 10.00%, 5/21/21, GBP	2,050,000	4,376
(f)	Barclays Bank PLC, 14.00%, 11/29/49, GBP	800,000	1,672
(f)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 6.875%, 3/19/20, EUR	3,000,000	4,495
(f)	Credit Suisse AG, 5.75%, 9/18/25, EUR	300,000	415
(f)	ERB Hellas PLC, 4.25%, 6/26/18, EUR	800,000	962
(f)	The Goldman Sachs Group, 7.125%, 8/7/25, GBP	500,000	1,051
(f)	HBOS PLC, 5.374%, 6/30/21, EUR	600,000	845
(f)	LBG Capital No.1 PLC, 7.869%, 8/25/20, GBP	800,000	1,376
(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19, EUR	700,000	1,327
(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19, GBP	400,000	918
(f)	Lloyds Bank PLC, 7.625%, 4/22/25, GBP	1,200,000	2,426
(f)	Nationwide Building Society, 10.25%, 6/29/49, GBP	1,200,000	2,422
(f)	Novo Banco SA, 5.00%, 5/14/19, EUR	200,000	236
(f)	Novo Banco SA, 5.00%, 5/21/19, EUR	100,000	119
(f)	Novo Banco SA, 7.00%, 3/4/16, EUR	200,000	247
(f)	Novo Banco SA, 3.875%, 1/21/15, EUR	100,000	121
(f)	Novo Banco SA, 5.00%, 4/23/19, EUR	200,000	237
(f)	Novo Banco SA, 5.00%, 5/23/19, EUR	300,000	356
(f)	Novo Banco SA, 5.875%, 11/9/15, EUR	100,000	125
(f)	OCI Euro Fund BV, 0.509%, 8/15/24, EUR	282,345	352
(f)	Piraeus Group Finance PLC, 5.00%, 3/27/17, EUR	1,200,000	1,498

	Total		41,349

	Basic Materials (0.8%)
(f)	German Residential Funding PLC, 1.333%, 8/27/24, EUR	97,724	126
(f)	Kloeckner Pentaplast GmbH & Co. KG, 11.625%, 7/15/17, EUR	200,000	278

Multi-Sector Bond Portfolio

	Foreign Bonds (25.8%)	Shares/ Par	Value $ (000’s)

	Basic Materials continued
(f)	OI European Group BV, 6.75%, 9/15/20, EUR	200,000	294
(f)	Smurfit Kappa Acquisitions, 4.125%, 1/30/20 144A, EUR	300,000	396
(f)	Wendel SA, 5.875%, 9/17/19, EUR	1,600,000	2,420
(c),(f)	Xella Holdco Finance SA, 9.125%, 9/15/18, EUR	400,000	531

	Total		4,045

	Builders & Building Materials (1.2%)
(f)	HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	1,400,000	2,293
(f)	HeidelbergCement Finance Luxembourg SA, 9.50%, 12/15/18, EUR	300,000	493
(f)	Lafarge SA, 6.25%, 4/13/18, EUR	700,000	1,012
(f)	Lafarge SA, 6.625%, 11/29/18, EUR	1,000,000	1,484
(f)	Lafarge SA, 6.75%, 12/16/19, EUR	400,000	611
(f)	Lafarge SA, 10.00%, 5/30/17, GBP	200,000	380

	Total		6,273

	Capital Goods (0.5%)
(f)	Obrascon Huarte Lain SA, 7.625%, 3/15/20, EUR	600,000	818
(f)	Obrascon Huarte Lain SA, 8.75%, 3/15/18, EUR	1,200,000	1,614

	Total		2,432

	Consumer Products & Retailing (2.3%)
(e),(f)	Co-operative Group Holdings, Ltd., 6.875%, 7/8/20, GBP	2,300,000	3,971
(f)	DFS Furniture Holdings PLC, 7.625%, 8/15/18, GBP	100,000	167
(f)	Indesit Co. SpA, 4.50%, 4/26/18, EUR	1,800,000	2,458
(f)	Marks & Spencer PLC, 6.125%, 12/2/19, GBP	100,000	184
(f)	Marks & Spencer PLC, 6.125%, 12/6/21, GBP	300,000	559
(f)	Safeway, Ltd., 6.125%, 12/17/18, GBP	300,000	538
(f)	Spirit Issuer PLC, 6.582%, 12/28/27, GBP	900,000	1,536
(f)	TeamSystem Holding SpA, 7.375%, 5/15/20, EUR	2,000,000	2,640

	Total		12,053

	Foreign Bonds (25.8%)	Shares/ Par	Value $ (000’s)

	Electric Utilities (0.4%)
(f)	SSE PLC, 5.625%, 9/29/49, EUR	1,500,000	2,062

	Total		2,062

	Finance (0.0%)
(f)	Stonegate Pub Co. Financing PLC, 5.307%, 4/15/19 144A, GBP	100,000	163

	Total		163

	Foreign Agencies (0.7%)
(e),(f)	Banco do Brasil SA, 3.75%, 7/25/18 144A, EUR	300,000	397
(f)	EnBW Energie Baden-Wuerttemberg AG, 7.375%, 4/2/72, EUR	764,000	1,075
(f)	RZD Capital PLC, 7.487%, 3/25/31, GBP	800,000	1,303
(f)	Sberbank Capital SA, 3.352%, 11/15/19, EUR	1,000,000	1,191

	Total		3,966

	Governments (0.5%)
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17, BRL	3,344,000	1,341
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21, BRL	650,000	247
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/23, BRL	47,000	17
(f)	Federative Republic of Brazil, 10.00%, 1/1/25, BRL	3,600,000	1,319

	Total		2,924

	Healthcare (0.3%)
(f)	Priory Group No. 3 PLC, 7.00%, 2/15/18, GBP	1,100,000	1,844

	Total		1,844

	Insurance (1.0%)
(f)	AXA SA, 5.125%, 7/4/43, EUR	300,000	426
(f)	AXA SA, 5.25%, 4/16/40, EUR	400,000	565
(f)	CNP Assurances, 6.00%, 9/14/40, EUR	100,000	143
(f)	CNP Assurances, 6.875%, 9/30/41, EUR	200,000	302
(f)	CNP Assurances, 7.375%, 9/30/41, GBP	1,000,000	1,856
(f)	Muenchener Reuckversicherungs-Gesellschaft AG, 6.25%, 5/26/42, EUR	200,000	309

	Foreign Bonds (25.8%)	Shares/ Par	Value $ (000’s)

	Insurance continued
(f)	Muenchener Rueckversicherungs-Gesellschaft AG, 6.00%, 5/26/41, EUR	900,000	1,357
(f)	Towergate Finance PLC, 8.50%, 2/15/18, GBP	400,000	616

	Total		5,574

	Media (1.3%)
(f)	Numericable Group SA, 5.375%, 5/15/22, EUR	100,000	130
(f)	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24, EUR	800,000	1,128
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 144A, EUR	300,000	408
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23, EUR	200,000	272
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23, EUR	100,000	136
(f)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21, EUR	100,000	143
(f)	UPCB Finance II, Ltd., 6.375%, 7/1/20, EUR	400,000	531
(f)	Virgin Media Secured Finance PLC, 5.50%, 1/15/21, GBP	1,300,000	2,176
(f)	Ziggo Bond Co. BV, 8.00%, 5/15/18 144A, EUR	1,600,000	2,178

	Total		7,102

	Municipal Bonds (1.5%)
(f)	The Autonomous Community of Catalonia, 4.95%, 2/11/20, EUR	1,500,000	2,114
(f)	Hypo Alpe-Adria-Bank International AG, 4.25%, 10/31/16, EUR	1,600,000	1,521
(f)	Hypo Alpe-Adria-Bank International AG, 4.375%, 1/24/17, EUR	4,850,000	4,608

	Total		8,243

	Oil & Gas (0.3%)
(f)	BG Energy Capital PLC, 6.50%, 11/30/72, GBP	800,000	1,404

	Total		1,404

Multi-Sector Bond Portfolio

	Foreign Bonds (25.8%)	Shares/ Par	Value $ (000’s)

	Structured Products (0.7%)
(f)	Cairn CLO BV, 0.553%, 1/31/22, EUR	534,310	671
(f)	EMF-NL BV, 1.002%, 4/17/41, EUR	270,833	326
(f)	Eurosail-NL BV, 1.702%, 10/17/40, EUR	188,504	239
(f)	Mitchells & Butlers Finance PLC, 1.013%, 12/15/30, GBP	84,875	127
(f)	Opera Germany PLC, 0.421%, 10/20/14, EUR	73,084	92
(f)	Tesco Property Finance 2 PLC, 6.052%, 10/13/39, GBP	656,298	1,172
(f)	The Unique Pub Finance Co. PLC, 6.542%, 3/30/21, GBP	714,240	1,226

	Total		3,853

	Telecommunications (2.7%)
(f)	Altice SA, 7.25%, 5/15/22, EUR	200,000	262
(f)	Koninklijke (Royal) KPN NV, 6.125%, 3/29/49, EUR	1,500,000	1,996
(f)	Telecom Italia SpA, 4.50%, 9/20/17, EUR	800,000	1,085
(f)	Telecom Italia SpA, 5.375%, 1/29/19, EUR	2,000,000	2,812
(f)	Telecom Italia SpA, 7.00%, 1/20/17, EUR	1,400,000	1,978
(f)	Telecom Italia SpA, 6.375%, 6/24/19, GBP	700,000	1,232
(f)	Telefonica Emisiones SAU, 5.597%, 3/12/20, GBP	100,000	181
(f)	Telefonica Europe BV, 6.50%, 9/29/49, EUR	200,000	274
(f)	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A, EUR	100,000	134
(f)	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A, EUR	100,000	136
(f)	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 144A, EUR	300,000	423
(f)	Wind Acquisition Finance SA, 4.00%, 7/15/20 144A, EUR	1,000,000	1,246
(f)	Wind Acquisition Finance SA, 7.00%, 4/23/21, EUR	1,900,000	2,473

	Total		14,232

	Foreign Bonds (25.8%)	Shares/ Par	Value $ (000’s)

	Transportation continued
(f)	Europcar Groupe SA, 11.50%, 5/15/17, EUR	700,000	1,012
(f)	Heathrow Finance PLC, 7.125%, 3/1/17, GBP	100,000	174

	Total		1,186

	Yankee Sovereign (2.2%)
(f)	Republic of South Africa, 3.75%, 7/24/26, EUR	200,000	265
(f)	United Mexican States, 2.75%, 4/22/23, EUR	8,900,000	11,786

	Total		12,051

	Total Foreign Bonds
	(Cost: $144,982)		138,606

	Governments (3.4%)	Shares/ $ Par

	Governments (3.4%)
(b)	US Treasury, 0.25%, 2/28/15	5,000,000	5,004
(b)	US Treasury, 0.25%, 3/31/15	13,300,000	13,313

	Total Governments
	(Cost: $18,316)		18,317

	Municipal Bonds (2.4%)

	Municipal Bonds (2.4%)
	Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	130
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	143
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	270
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	81
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	702
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	252
	California State, Series 2010, 7.30%, 10/1/39 GO	200,000	280

	Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
	California State, Series 2010, 7.70%, 11/1/30 GO	200,000	248
(k)	California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,342
	City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	282
	Golden State Tobacco Securitization Corp., Series 2007-A2, 5.30%, 6/1/37 RB	100,000	79
	Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	79
	Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	382
	Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	131
	Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	129
	Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	276
	Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	127
	Municipal Electric Authority of Georgia, , 6.655%, 4/1/57 RB	200,000	246
	New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	126
	New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	361
	New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	639

Multi-Sector Bond Portfolio

	Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
	New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	121
	Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	272
	Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	220
(k)	Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,327
	San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	109
	San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	111
	Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	81
	Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,185,000	1,005
	Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	3,395,000	2,485
	Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB, GO OF AUTH	800,000	933
	University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	131

	Total Municipal Bonds
	(Cost: $11,417)		13,100

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products (6.6%)
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 0.804%, 7/25/35	100,000	85
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 0.95%, 1/25/35	86,893	83
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.055%, 12/25/34	94,900	88
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.155%, 3/25/35	300,000	266
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	349,432	367
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.832%, 9/25/45	9,764	9
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.025%, 7/25/34	53,476	47
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC20, Class M4, 1.055%, 6/25/35	200,000	165
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.40%, 8/15/33	51,841	49
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.79%, 6/10/49	100,000	108
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.948%, 2/10/51	78,031	86
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.384%, 6/20/47	213,004	202
Banc of America Funding Corp., Series 2007-6, Class A1, 0.445%, 7/25/37	160,169	139

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Funding Corp., Series 2005-H, Class 5A1, 2.725%, 11/20/35	273,246	243
Barclays Capital, Inc., Series 2009-RR14, Class 2A2, 5.104%, 7/26/36 144A	86,345	68
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 2.549%, 7/25/34	26,320	26
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.406%, 11/25/36	395,241	304
Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, 0.265%, 11/25/36	24,954	24
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.354%, 12/25/36	84,669	79
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.354%, 4/25/37	553,842	490
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.585%, 11/25/35	100,000	97
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.404%, 8/25/37	375,377	343
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.644%, 7/25/35	86,705	85
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A2, 5.845%, 6/11/40	29,306	29
CD Commercial Mortgage Trust, Series 2006-CD2, Class A1B, 5.481%, 1/15/46	1,139,334	1,192
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	14,098	15

Multi-Sector Bond Portfolio

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.364%, 12/25/36	100,000	74
Citigroup Mortgage Loan Trust, Inc., Series 05-HE3, Class M2, 0.634%, 9/25/35	300,000	278
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 2.773%, 9/25/37	39,315	33
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 2.953%, 9/25/37	186,525	159
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.295%, 4/25/47	84,107	71
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.315%, 12/25/46	44,790	44
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.343%, 9/20/46	56,028	45
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.348%, 12/20/46	78,083	60
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.363%, 7/20/46	24,701	17
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.486%, 11/20/35	17,111	14
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.598%, 1/25/36	42,989	40
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.254%, 7/25/46	24,941	21
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.50%, 9/25/18	7,750	8

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 5.485%, 5/25/36	37,328	33
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	604,991	539
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	56,020	57
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.00%, 5/25/37	486,901	399
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	46,997	50
Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A2, 0.255%, 8/25/37	204,160	202
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.295%, 7/25/37	100,000	78
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.304%, 4/25/46	331,917	306
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.325%, 5/25/37	588,636	521
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A2, 0.334%, 8/25/36	757,300	740
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.415%, 5/25/36	22,080	22
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.445%, 7/25/36	100,000	83
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.445%, 8/25/36	200,000	168
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.504%, 3/25/36	134,911	116

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.504%, 4/25/36	172,172	169
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	110,871	110
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.22%, 7/25/36	100,000	68
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.075%, 4/25/46	64,108	37
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.47%, 12/20/35	21,768	18
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.842%, 10/25/35	49,909	43
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	369,155	345
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-16, Class 2A1, 6.50%, 11/25/36	54,021	49
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.097%, 9/15/39	166,510	181
Dryden Senior Loan Fund, Series 2011-22A, 1.404%, 1/15/22 144A	500,000	499
Federal National Mortgage Association, Series 2003-W6, Class F, 0.504%, 9/25/42	42,758	43
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.304%, 7/25/36	50,101	47
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.295%, 9/25/36	196,962	176

Multi-Sector Bond Portfolio

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
First Horizon Mortgage Pass Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	814,153	709
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	21,971	22
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	107
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.385%, 3/25/36	37,633	33
GSAMP Trust, Series 2007-NC1, Class A2A, 0.205%, 12/25/46	22,772	13
GSAMP Trust, Series 2007-FM2, Class A2B, 0.245%, 1/25/37	272,509	168
GSAMP Trust, Series 04-WF, Class M2, 1.805%, 10/25/34	156,866	136
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.634%, 3/25/47	33,486	29
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.654%, 9/25/35	30,680	31
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.742%, 1/25/36	7,799	7
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	315,851	266
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.393%, 6/19/35	58,589	51
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.463%, 11/19/35	25,468	23
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.495%, 4/25/37	500,000	302
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.405%, 3/25/35	21,917	20
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.544%, 11/25/35	300,000	212

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.395%, 7/25/35	4,850	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.455%, 7/25/35	26,227	23
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.518%, 10/25/34	59,396	57
ING Investment Management CLO, Ltd., Series 2006-3A, Class A1, 0.483%, 12/13/20 144A	698,434	691
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.935%, 6/25/35	61,442	60
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.443%, 10/25/35	30,720	27
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.525%, 7/25/35	50,002	50
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.544%, 6/25/37	195,198	179
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 0.653%, 3/26/37 144A	244,037	237
Landmark VII CDO, Ltd., Series 2006-7A, Class A1L, 0.509%, 7/15/18 144A	31,880	32
Lehman XS Trust, Series 2005-4, Class 1A3, 0.955%, 10/25/35	51,527	49
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.325%, 2/25/37	34,657	32
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 0.534%, 8/25/35	100,000	93
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.604%, 2/25/47	1,421,183	899

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.394%, 12/25/35	626,469	589
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 5.473%, 5/25/36	57,830	57
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A, 2.462%, 2/25/36	17,774	17
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC5, Class M5, 1.145%, 6/25/35	300,000	269
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	17,393	17
Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2C, 0.295%, 10/25/36	93,094	57
Morgan Stanley Capital, Inc., Series 2007-HE5, Class A2C, 0.405%, 3/25/37	90,864	53
Morgan Stanley Capital, Inc., Series 2005-HE7, Class A2C, 0.475%, 11/25/35	52,604	52
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.055%, 7/25/32	22,833	22
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.504%, 2/25/33	67,370	64
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.425%, 9/25/35	9,172	9
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.326%, 7/25/35	695,356	629
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.877%, 8/25/35	40,399	39
Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.654%, 7/25/35	100,000	99

Multi-Sector Bond Portfolio

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 0.95%, 8/25/35	400,000	368
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.295%, 1/25/37	53,573	46
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.344%, 8/25/36	23,638	18
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.344%, 9/25/36	54,005	40
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.022%, 3/25/35	456,957	381
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00%, 10/25/34	530,913	555
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.504%, 11/25/46 144A	410,961	361
Residential Asset Mortgage Products, Inc., Series 2006-NC2, Class A2, 0.344%, 2/25/36	33,370	32
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3, 0.634%, 9/25/35	300,000	258
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.304%, 1/25/37	477,846	447
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.495%, 4/25/37	1,600,000	1,104
Residential Asset Securities Corp., Series 06-EMX1, Class M1, 0.565%, 1/25/36	200,000	173
Rio Oil Finance Trust, 6.25%, 7/6/24 144A	1,200,000	1,238
Rise, Ltd., Series 2014-1, Class A, 4.75%, 2/15/39	770,834	782
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.115%, 1/25/36	188,392	150

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2012-D, Class A1, 1.204%, 6/15/23 144A	44,018	44
SLM Student Loan Trust, Series 2011-B, Class A3, 2.404%, 6/16/42 144A	100,000	107
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	54,928	57
SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	417
Soundview Home Loan Trust, Series 06-3, Class A3, 0.315%, 11/25/36	657,517	512
Soundview Home Loan Trust, Series 06-OPT2, Class A4, 0.435%, 5/25/36	200,000	169
Soundview Home Loan Trust, Series 06-2, Class M2, 0.504%, 3/25/36	400,000	325
Soundview Home Loan Trust, Series 2005-3, Class M3, 0.979%, 6/25/35	300,000	267
Specialty Underwriting & Residential Finance Trust, Series 05-BC2, Class M3, 0.804%, 12/25/35	600,000	552
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS, Class 1A1, 0.475%, 10/25/35	160,005	137
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.304%, 9/25/36	61,721	49
Structured Asset Investment Loan Trust, Series 05-7, Class M2, 0.664%, 8/25/35	500,000	372
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.845%, 6/25/35	100,000	96
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.334%, 7/25/46	522,133	424

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Asset Mortgage Investments II Trust, Series 05-AR8, Class A2, 1.614%, 2/25/36	1,089,391	948
Structured Asset Securities Corp., Series 07-WF1, Class A6, 0.364%, 2/25/37	235,444	207
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.295%, 5/25/47	300,000	287
Structured Asset Securities Corp. Mortgage Loan Trust, Series 06-BC4, Class A4, 0.325%, 12/25/36	877,305	702
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.524%, 4/25/36 144A	100,000	85
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.504%, 2/25/35	103,078	97
Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.682%, 3/25/34	16,481	17
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.804%, 12/25/35	49,731	39
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.415%, 3/25/36 144A	3,141,265	2,903
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.234%, 6/15/20 144A	17,565	17
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A1A, 5.557%, 3/15/45	1,017,591	1,073
WaMu Mortgage Pass Through Certificates, Series 06-AR8, Class 2A1, 2.241%, 8/25/36	31,665	28

Multi-Sector Bond Portfolio

Structured Products (6.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.332%, 3/25/36	631,826	588
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.437%, 2/25/33	3,839	4
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.579%, 2/25/37	11,955	11
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.075%, 10/25/36	67,812	58
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 0.815%, 4/25/47	703,684	567
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 2.59%, 7/25/37	166,076	141
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.61%, 7/25/36	505,288	462
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.615%, 3/25/35	64,502	66
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.615%, 4/25/36	262,088	251
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 4.371%, 11/25/37	192,046	174

Total Structured Products
(Cost: $35,977)		35,393

Bank Loan Obligations (4.2%)

Bank Loan Obligations (4.2%)
Albertson’s Holdings LLC, 5.00%, 8/8/19	1,200,000	1,192

	Bank Loan Obligations (4.2%)	Shares/ $ Par	Value $ (000’s)

	Bank Loan Obligations continued
(f)	Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18, EUR	1,950,000	2,562
	Dell, Inc., 4.50%, 4/29/20	3,393,358	3,365
	Dynegy, Inc., 5.50%, 8/22/15	8,700,000	8,636
	Grifols Worldwide Operations USA, Inc., 3.00%, 3/27/21	696,500	683
	H.J. Heinz Co., 3.50%, 6/5/20	3,974,688	3,922
	Hilton Worldwide Finance LLC, 3.50%, 10/25/20	348,684	343
	New Red Canada Partnership, 4.50%, 9/25/21	300,000	297
(f)	Ziggo BV, 3.50%, 1/15/22, EUR	1,000,000	1,248

	Total Bank Loan Obligations
	(Cost: $22,565)		22,248

	Short-Term Investments (2.8%)

	Commercial Paper (2.4%)
(b)	US Treasury Bill, 0.04%, 10/30/14	60,000	60
(b)	US Treasury Bill, 0.04%, 2/26/15	3,188,000	3,188
(b)	US Treasury Bill, 0.04%, 3/26/15	10,000,000	9,999
(b)	US Treasury Bill, 0.06%, 1/8/15	2,000	2

	Total		13,249

	Repuchase Agreements (0.4%)
	US Treasury Repurchase, 0.00%, dated date 9/30/14, due 10/1/14, (collateralized by US Treasury Note, 0.75%, 12/31/17, valued at $1,938,598, repurchase proceeds of $1,900,000)	1,900,000	1,900

	Total		1,900

	Total Short-Term Investments
	(Cost: $15,148)		15,149

	Total Investments (100.9%)
	(Cost: $545,839)(a)		541,336

	Other Assets, Less
	Liabilities (-0.9%)		(5,005)

	Net Assets (100.0%)		536,331

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $128,117 representing 23.9% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican New Peso

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $545,839 and the net unrealized depreciation of investments based on that cost was $4,503 which is comprised of $10,706 aggregate gross unrealized appreciation and $15,209 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Short) (Total Notional Value at September 30, 2014, $588)	3	12/14	$(2)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2014, $60,545)	511	12/14	(116)
US Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2014, $23,309)	167	12/14	(279)
US Ten Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2014, $20,572)	164	12/14	(130)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2014, $11,401)	74	12/14	(116)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2014.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Citibank, N.A.	AUD	169	10/14	$9	$-	$9
Sell	Royal Bank of Canada	AUD	182	10/14	7	-	7
Buy	UBS AG	BRL	2,426	10/14	-	(42)	(42)
Sell	UBS AG	BRL	2,426	10/14	71	-	71
Sell	UBS AG	BRL	2,426	11/14	42	-	42
Sell	UBS AG	BRL	4,628	1/15	106	-	106
Buy	Royal Bank Of Canada	CAD	1,100	11/14	-	(4)	(4)
Sell	JP Morgan Chase Bank, N.A.	CAD	1,055	10/14	28	-	28
Buy	Barclays Bank PLC	EUR	88,500	10/14	-	(681)	(681)
Buy	BNP Paribas SA	EUR	133	10/14	-	(5)	(5)
Buy	Citibank, N.A.	EUR	1,655	11/14	-	- (m)	- (m)
Sell	Bank of America, N.A.	EUR	2,161	10/14	47	-	47
Sell	Barclays Capital Inc.	EUR	1,569	10/14	56	-	56
Sell	BNP Paribas SA	EUR	76,680	10/14	4,187	-	4,187
Sell	Citibank, N.A.	EUR	2,009	10/14	70	-	70
Sell	Goldman Sachs International	EUR	1,627	10/14	44	-	44
Sell	HSBC Bank USA.	EUR	4,587	10/14	124	-	124
Sell	Barclays Capital Inc.	EUR	88,500	11/14	679	-	679
Buy	Barclays Bank PLC	GBP	22,222	10/14	-	(189)	(189)
Buy	Citibank, N.A.	GBP	4,222	10/14	-	(33)	(33)

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	JP Morgan Chase Bank, N.A.	GBP	150	10/14	$33	$- (m)	$- (m)
Sell	Bank of America, N.A.	GBP	365	10/14	-	(3)	(3)
Sell	Barclays Capital Inc.	GBP	25,688	10/14	969	-	969
Sell	JP Morgan Chase Bank, N.A.	GBP	542	10/14	5	-	5
Sell	Barclays Capital Inc.	GBP	22,222	11/14	189	-	189
Sell	Citibank, N.A.	GBP	4,222	11/14	33	-	33
Sell	HSBC Bank USA.	JPY	49,000	10/14	23	-	23
Buy	BNP Paribas SA	MXN	8,787	12/14	-	(5)	(5)
Sell	BNP Paribas SA	MXN	6,163	12/14	4	-	4

					$6,693	$(962)	$5,731

(j)	Swap agreements outstanding on September 30, 2014.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
6-Month Australian Bank Bill	Citibank, N.A.	3.50%	3/18	7,900	AUD	$2	$96	$98

						$2	$96	$98

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	1.00%	6/21	2.181%	300 USD	$(20)	$(1)	$(21)
Anglo American Capital PLC, 5.875%, 4/17/15	Citibank, N.A.	1.00%	3/19	1.360%	100 EUR	(5)	3	(2)
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	1.00%	6/18	1.358%	400 USD	(5)	- (m)	(5)
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	1.00%	9/21	2.060%	1,200 USD	(38)	(40)	(78)
Federal Republic of Brazil, 12.25%, 3/6/30	BNP Paribas SA	1.00%	6/18	1.358%	800 USD	(8)	(2)	(10)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank, N.A.	1.00%	9/17	1.167%	2,000 USD	(27)	18	(9)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank, N.A.	1.00%	6/18	1.358%	1,100 USD	(11)	(2)	(13)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank, N.A.	1.00%	9/21	2.060%	300 USD	(9)	(10)	(19)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	9/17	1.167%	80 USD	(1)	- (m)	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	6/18	1.358%	1,100 USD	(15)	1	(14)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	9/21	2.060%	400 USD	(13)	(13)	(26)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	6/17	1.107%	200 USD	(2)	1	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	6/18	1.358%	2,300 USD	(24)	(5)	(29)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	9/22	2.172%	1,200 USD	(65)	(31)	(96)
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	1.00%	3/17	1.034%	1,100 USD	(10)	9	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	1.00%	6/18	1.358%	900 USD	(12)	1	(11)

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Frontier Communications, 5.00%, 9/20/17	Goldman Sachs International	5.00%	9/17	1.479%	125 USD	$(2)	$15	$13
Heidelbergcement Finance Luxembourg Sa, 5.625%, 1/4/18	Citibank, N.A.	5.00%	9/21	2.200%	100 EUR	12	11	23
HeidelbergCement Finance Luxembourg SA, 5.625%, 1/4/18	Goldman Sachs International	5.00%	12/18	1.452%	200 EUR	32	5	37
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	9/15	3.951%	1,400 EUR	(51)	1	(50)
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	9/15	3.973%	2,500 USD	(64)	(6)	(70)
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	12/15	3.783%	1,000 EUR	(48)	3	(45)
Marks & Spencer PLC, 6.125%, 12/2/19	BNP Paribas SA	1.00%	6/21	1.657%	3,100 EUR	(136)	(22)	(158)
Marks & Spencer PLC, 6.125%, 12/2/19	Citibank, N.A.	1.00%	6/21	1.657%	300 EUR	(13)	(2)	(15)
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	1.00%	9/15	0.942%	200 USD	(1)	2	1
Renault SA, 5.625%, 3/22/17	Citibank, N.A.	1.00%	12/18	1.107%	600 EUR	(33)	31	(2)
Renault SA, 5.625%, 3/22/17	Goldman Sachs International	1.00%	12/18	1.107%	200 EUR	(10)	10	-
Republic of Indonesia, 6.875%, 3/9/17	Morgan Stanley Capital Services LLC	1.00%	12/19	1.642%	600 USD	(12)	(6)	(18)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.437%	1,100 USD	(25)	(10)	(35)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	5.00%	6/17	19.095%	200 USD	(12)	(42)	(54)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	5.00%	9/17	18.809%	120 USD	(11)	(22)	(33)
Safeway, Ltd., 6.125%, 12/17/18	Citibank, N.A.	1.00%	9/19	1.456%	300 EUR	(7)	(1)	(8)
Safeway, Ltd., 6.125%, 12/17/18	Goldman Sachs International	1.00%	9/19	1.456%	500 EUR	(13)	- (m)	(13)
Safeway, Ltd., 6.125%, 12/17/18	Goldman Sachs International	1.00%	9/19	1.456%	600 EUR	(14)	(2)	(16)
Safeway, Ltd., 6.125%, 12/17/18	J.P. Morgan Chase Bank, N.A.	1.00%	12/19	1.523%	300 EUR	(7)	(3)	(10)
Schaeffler Finance BV, 5.00%, 6/20/19	Barclays Bank PLC	5.00%	6/19	1.985%	400 EUR	78	(9)	69
Teck Resources, Ltd., 3.15%, 1/15/17	BNP Paribas SA	1.00%	3/19	1.582%	800 USD	(20)	1	(19)
Telefonica Emisiones Sau, 4.375%, 2/2/16	Citibank, N.A.	1.00%	6/19	0.914%	4,000 EUR	59	(37)	22
Telefonica Emisiones Sau, 4.375%, 2/2/16	Goldman Sachs International	1.00%	6/21	1.257%	600 EUR	(32)	20	(12)
Tesco PLC, 6.00%, 12/14/29	Barclays Bank PLC	1.00%	9/19	1.314%	700 EUR	3	(16)	(13)
Tesco PLC, 6.00%, 12/14/29	Barclays Bank PLC	1.00%	12/19	1.371%	100 EUR	(2)	(1)	(3)
Tesco PLC, 6.00%, 12/14/29	Barclays Bank PLC	1.00%	12/19	1.371%	300 EUR	(6)	(1)	(7)
Tesco PLC, 6.00%, 12/14/29	Citibank, N.A	1.00%	12/19	1.371%	100 EUR	(1)	(1)	(2)

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Tesco PLC, 6.00%, 12/14/29	Citibank, N.A.	1.00%	12/19	1.371%	100 EUR	$(2)	$(1)	$(3)
Tesco PLC, 6.00%, 12/14/29	Citibank, N.A.	1.00%	12/19	1.371%	800 EUR	(14)	(5)	(19)
Tesco PLC, 6.00%, 12/14/29	Goldman Sachs International	1.00%	12/19	1.371%	100 EUR	-	(2)	(2)
Tesco PLC, 6.00%, 12/14/29	Morgan Stanley Capital Services LLC	1.00%	9/19	1.314%	600 EUR	2	(13)	(11)
Ukraine Government International Bond, 6.75%, 11/14/17	Citibank, N.A.	5.00%	3/19	13.914%	900 USD	(143)	(86)	(229)
Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs International	5.00%	6/16	0.976%	200 USD	(1)	16	15
Volvo Treasury Ab, 5.00%, 5/31/17	BNP Paribas SA	1.00%	9/19	0.990%	600 EUR	6	(5)	1
Volvo Treasury Ab, 5.00%, 5/31/17	Citibank, N.A.	1.00%	9/19	0.990%	300 EUR	2	(2)	-
Volvo Treasury Ab, 5.00%, 5/31/17	J.P. Morgan Chase Bank, N.A.	1.00%	9/19	0.990%	400 EUR	3	(3)	-
Wendel SA, 4.875%, 5/26/16	Barclays Bank PLC	5.00%	6/21	1.582%	100 EUR	27	1	28

						$(721)	$(253)	$(974)

Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Markit CDX Emerging Markets Index, Series 17	Morgan Stanley Capital Services LLC	5.00%	6/17	2.450%	1,161 USD	$51	$28	$79
Markit CDX Emerging Markets Index, Series 18	Barclays Bank PLC	5.00%	12/17	2.635%	470 USD	37	(3)	34
Markit CDX Emerging Markets Index, Series 18	HSBC Bank USA	5.00%	12/17	2.471%	597 USD	53	(5)	48
Markit CDX Emerging Markets Index, Series 19	HSBC Bank USA	5.00%	6/18	2.607%	1,504 USD	98	29	127

						$239	$49	$288

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	5.84%	9/21	9,900	MXN	$(4)
6-Month Australian Bank Bill	4.00%	6/19	25,100	AUD	713

					$708

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	1.25%	6/17	40,000	USD	$181
6-Month Euribor	0.50%	3/20	5,900	EUR	(25)
6-Month GBP-LIBOR	3.00%	9/45	3,400	GBP	95
6-Month GBP-LIBOR	2.75%	3/25	8,700	GBP	(167)
6-Month JPY-LIBOR	1.00%	3/24	160,000	JPY	(23)
6-Month JPY-LIBOR	1.00%	9/23	1,120,000	JPY	(240)

					$(179)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 21	5.00%	6/19	2.810%	20,870	USD	$168

						$168

(k)	Cash or securities with an aggregate value of $63,997 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2014.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$22,248	$-
US Government & Agency Bonds	-	18,317	-
Foreign Bonds	-	138,606	-
Municipal Bonds	-	13,100	-
Corporate Bonds	-	297,557	966
Structured Products	-	34,243	1,150
Short-Term Investments	-	15,149	-
Other Financial Instruments^
Forward Currency Contracts	-	6,693	-
Interest Rate Swaps	-	1,087	-
Credit Default Swaps	-	665	-
Total	$-	$547,665	$2,115
Liabilities:
Other Financial Instruments^
Futures	$(643)	$-	$-
Forward Currency Contracts	-	(962)	-
Interest Rate Swaps	-	(459)	-
Credit Default Swaps	-	(1,183)	-
Total	$(643)	$(2,604)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

During the period ended September 30, 2014, there were transfers from a Level 3 to a Level 2 in the amount of $14 thousand. The transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by using a broker quote.

Balanced Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Investment Companies (94.7%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (37.6%)
	iShares Russell 2000 ETF	74,530	8,150
	iShares Russell Midcap ETF	41,662	6,597
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	54,602,360	76,279
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	41,537,698	71,445
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	30,126,661	74,353
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	56,014,610	155,385
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	68,646,796	73,040
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	44,846,678	72,876
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	67,293,480	73,686
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	30,484,376	96,087
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	62,554,402	103,715
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	14,399,601	32,025
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	13,407,001	29,562
	SPDR S&P MidCap 400 ETF Trust	39,873	9,941

	Total		883,141

	Fixed Income (46.1%)
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	175,438,215	128,070
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	766,315,838	956,362

	Total		1,084,432

	Foreign Equity (11.0%)
	iShares MSCI EAFE ETF	98,700	6,329
	iShares MSCI Japan ETF	998,000	11,746
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	10,256,634	10,072

	Investment Companies (94.7%)	Shares/ $ Par	Value $ (000’s)

	Foreign Equity continued
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	36,737,411	68,662
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	164,552,753	154,515
	Vanguard FTSE Developed Markets ETF	171,615	6,822

	Total		258,146

	Total Investment Companies
	(Cost: $2,146,441)		2,225,719

	Short-Term Investments (5.2%)

	Autos (0.4%)
	Toyota Motor Credit Corp., 0.334%, 1/15/15	10,000,000	10,003

	Total		10,003

	Commercial Paper (4.8%)
(b)	American Electric Power Co., Inc., 0.22%, 10/1/14 144A	1,900,000	1,900
	CVS Health Corp., 0.17%, 10/1/14 144A	20,000,000	20,000
	Edison International, 0.23%, 10/10/14 144A	10,000,000	9,999
	Edison International, 0.23%, 10/14/14 144A	10,000,000	9,999
	Enterprise Products Operating LLC, 0.21%, 10/14/14 144A	20,000,000	19,999
	Federal Home Loan Banks, 0.02%, 11/21/14	5,000,000	5,000
	Liberty Street Funding LLC, 0.13%, 10/3/14 144A	10,000,000	10,000
	Liberty Street Funding LLC, 0.15%, 10/17/14 144A	5,000,000	5,000
	Sempra Global, 0.28%, 10/22/14 144A	10,000,000	9,998
	Sheffield Receivables Corp., 0.12%, 10/22/14 144A	10,000,000	9,999
	Toronto Dominion Holdings USA, Inc., 0.14%, 10/20/14 144A	10,000,000	9,999

	Total		111,893

	Total Short-Term Investments
	(Cost: $121,894)		121,896

	Total Investments (99.9%)
	(Cost: $2,268,335)(a)		2,347,615

	Other Assets, Less
	Liabilities (0.1%)		1,322

	Net Assets (100.0%)		2,348,937

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $106,893 representing 4.6% of the net assets.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $2,268,335 and the net unrealized appreciation of investments based on that cost was $79,280 which is comprised of $101,161 aggregate gross unrealized appreciation and $21,881 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2014, $30,806)	309	12/14		$(439)

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,225,719	$-	$-
Short-Term Investments	-	121,896	-
Total Assets	$2,225,719	$121,896	$-
Liabilities:
Other Financial Instruments^
Futures	(439)	-	-
Total Liabilites	$(439)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2014 (unaudited)

	Investment Companies (94.2%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (47.7%)
	iShares Russell 2000 ETF	17,885	1,956
	iShares Russell Midcap ETF	10,303	1,631
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	7,420,074	10,366
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	5,643,992	9,708
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4,092,270	10,100
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	7,611,778	21,115
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	10,492,644	11,164
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	6,853,802	11,138
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	9,144,637	10,013
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	4,103,297	12,934
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	8,424,231	13,967
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	2,590,959	5,762
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,412,799	5,320
	SPDR S&P MidCap 400 ETF Trust	4,174	1,041

	Total		126,215

	Fixed Income (30.6%)
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	26,098,184	19,052
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	49,507,271	61,785

	Total		80,837

	Foreign Equity (15.9%)
	iShares MSCI EAFE ETF	51,380	3,294
	iShares MSCI Emerging Markets ETF	15,000	623
	iShares MSCI Japan ETF	130,000	1,530
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	1,692,795	1,662

	Investment Companies (94.2%)	Shares/ $ Par	Value $ (000’s)

	Foreign Equity continued
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5,572,318	10,415
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	24,945,237	23,424
	Vanguard FTSE Developed Markets ETF	28,070	1,116

	Total		42,064

	Total Investment Companies
	(Cost: $236,568)		249,116

	Short-Term Investments (5.8%)

	Commercial Paper (5.8%)
	Cox Enterprises, Inc., 0.25%, 10/1/14 144A	3,000,000	3,000
	CVS Health Corp., 0.17%, 10/1/14 144A	2,200,000	2,200
	Duke Energy Corp., 0.24%, 10/21/14 144A	3,000,000	2,999
	Enterprise Products Operating, LLC., 0.21%, 10/14/14 144A	3,000,000	3,000
(b)	Federal Home Loan Banks, 0.02%, 11/21/14	1,000,000	1,000
	Xcel Energy, Inc., 0.20%, 10/2/14 144A	3,000,000	3,000

	Total		15,199

	Total Short-Term Investments
	(Cost: $15,199)		15,199

	Total Investments (100.0%)
	(Cost: $251,767)(a)		264,315

	Other Assets, Less
	Liabilities (0.0%)		(48)

	Net Assets (100.0%)		264,267

Asset Allocation Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014 the value of these securities (in thousands) was $14,199 representing 5.4% of the net assets.

(a)	At September 30, 2014, the aggregate cost of securities for federal tax purposes (in thousands) was $251,767 and the net unrealized appreciation of investments based on that cost was $12,548 which is comprised of $15,158 aggregate gross unrealized appreciation and $2,610 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2014, $6,580)	66	12/14	$(94)

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2014.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$249,116	$-	$-
Short-Term Investments	-	15,199	-
Total Assets	$249,116	$15,199	$-
Liabilities:
Other Financial Instruments^
Futures	$(94)	$-	$-
Total Liabilities	$(94)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 17, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 17, 2014

By:	/s/ John C. Kelly
John C. Kelly, Vice President,
Chief Financial Officer and Treasurer

Date: November 17, 2014